UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7484
                                                     ---------------------

               Nuveen Massachusetts Premium Income Municipal Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kevin J. McCarthy
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: May 31
                                           ------------------

                  Date of reporting period: November 30, 2007
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report
November 30, 2007

                        Nuveen Investments
                        Municipal Closed-End Funds

Photo of: Small child

                                                         NUVEEN CONNECTICUT
                                                         PREMIUM INCOME
                                                         MUNICIPAL FUND
                                                         NTC

                                                         NUVEEN CONNECTICUT
                                                         DIVIDEND ADVANTAGE
                                                         MUNICIPAL FUND
                                                         NFC

                                                         NUVEEN CONNECTICUT
                                                         DIVIDEND ADVANTAGE
                                                         MUNICIPAL FUND 2
                                                         NGK

                                                         NUVEEN CONNECTICUT
                                                         DIVIDEND ADVANTAGE
                                                         MUNICIPAL FUND 3
                                                         NGO

                                                         NUVEEN MASSACHUSETTS
                                                         PREMIUM INCOME
                                                         MUNICIPAL FUND
                                                         NMT

                                                         NUVEEN MASSACHUSETTS
                                                         DIVIDEND ADVANTAGE
                                                         MUNICIPAL FUND
                                                         NMB

                                                         NUVEEN INSURED
                                                         MASSACHUSETTS
                                                         TAX-FREE ADVANTAGE
                                                         MUNICIPAL FUND
                                                         NGX

                                                         NUVEEN MISSOURI
                                                         PREMIUM INCOME
                                                         MUNICIPAL FUND
                                                         NOM

IT'S NOT WHAT YOU EARN, IT'S WHAT YOU KEEP.(R)

Logo: NUVEEN Investments

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

Chairman's
LETTER TO SHAREHOLDERS

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger

Chairman of the Board

Once again, I am pleased to report that over the six-month period covered by this report your Fund continued to provide you with attractive monthly tax-free income. For more details about the management strategy and performance of your Fund, please read the Portfolio Managers' Comments, the Dividend and Share Price Information, and the Performance Overview sections of this report.

I also wanted to update you on some important news about Nuveen Investments. The firm recently was acquired by a group led by Madison Dearborn Partners, LLC. While this affected the corporate structure of Nuveen Investments, it has no impact on the investment objectives, portfolio management strategies or dividend policy of your Fund.

With the recent volatility in the stock market, many have begun to wonder which way the market is headed, and whether they need to adjust their holdings of investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

We also are pleased to be able to offer you a choice concerning how you receive your shareholder reports and other Fund information. As an alternative to mailed copies, you can sign up to receive future Fund reports and other Fund information by e-mail and the internet. The inside front cover of this report contains information on how you can sign up.

We are grateful that you have chosen us as a partner as you pursue your financial goals and we look forward to continuing to earn your trust in the months and years ahead. At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives.

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger

Chairman of the Board
January 15, 2008

Portfolio Managers' COMMENTS

Nuveen Investments Municipal Closed-End Funds

NTC, NFC, NGK, NGO
NMT, NMB, NGX, NOM


Portfolio managers Cathryn Steeves and Scott Romans discuss key investment strategies and the six-month performance of these eight Nuveen Funds. Cathryn, who joined Nuveen in 1996, has managed the Connecticut and Massachusetts Funds since 2006. Scott, who has been with Nuveen since 2000, assumed portfolio management responsibility for NOM in 2003.

WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE SIX-MONTH REPORTING PERIOD ENDED NOVEMBER 30, 2007?

Over the course of this period, we saw the municipal yield curve steepen, as interest rates at the short end of the yield curve declined and longer-term rates generally rose. In this environment, our investment strategies continued to focus on finding relative value. We looked for undervalued sectors and credits with the potential to perform well over the long term. The majority of our purchases were attractively-priced bonds with longer maturities, typically in the 30-year part of the yield curve. These purchases helped to offset the shortening of the Funds' portfolio durations due to bond calls and the natural tendency of bond durations to shorten as time passes.

Our focus in the Connecticut and Massachusetts Funds was on buying bonds that provided liquidity and facilitated trading. In Missouri, market conditions resulted in a number of lower-rated, uninsured health care offerings coming to market at the same time. To ensure buyer interest, these deals were offered at very attractive prices. We took advantage of opportunities to purchase some of these bonds, which we considered attractive based not only on their price, but also on their performance potential and the support they could provide for NOM's income stream.

When the liquidity crisis in August led the market to discount lower-quality and higher-yielding bonds, we found several opportunities to add lower-rated hospital and continuing care retirement community bonds, to NMT, NMB, and NOM. In addition, the Connecticut Funds purchased single-family housing bonds at discounts as a way to add both performance potential and favorable income-generation capabilities. The four Connecticut Funds also added higher education bonds and a public utility issue. We also bought some short-term insured bonds in the Massachusetts Funds. These bonds, many of which had underlying credits with which we were familiar through our research efforts, offered attractive yields and pricing in the aftermath of the liquidity crisis.


Discussions of specific investments are for illustrative purposes only and are not intended as recommendations of individual investments. The views expressed in this commentary represent those of the portfolio managers as of the date of this report and are subject to change at any time, based on market conditions and other factors. The Funds disclaim any obligation to advise shareholders of such changes.

In NOM, which had a large exposure to the shorter end of the yield curve relative to our strategic target, we continued to work to restructure the Fund, watching for opportunities that would help extend the Fund's duration. We also focused on augmenting NOM's income stream by buying credits backed by some of the nontraditional insurers, bonds with structures that were out of favor with the market but which we believed were undervalued, and long credit positions that offered attractive income potential.

To help generate cash for purchases and move the Funds' durations closer to our strategic range, we selectively sold holdings with shorter durations. Selling shorter duration bonds and reinvesting further out on the yield curve also helped to improve the Funds' overall call protection profile.

We continued to emphasize a disciplined approach to duration1 management. As part of our duration management strategies, we used inverse floating rate securities,2 a type of derivative financial instrument, in NOM. The inverse floaters had the dual benefit of bringing the duration of this Fund closer to our strategic target and enhancing its income-generation capabilities. In addition, the four Connecticut Funds and the three Massachusetts Funds used forward interest rate swaps, another type of derivative instrument. The goal of this strategy was to help us manage net asset value (NAV) volatility without having a negative impact on the Funds' income streams or common share dividends over the short term.



1 Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.

2 An inverse floating rate security is a financial instrument designed to pay long-term tax-exempt interest at a rate that varies inversely with a short-term tax-exempt interest rate index. For the Nuveen Funds, the index typically used is the Securities Industry and Financial Markets (SIFM) Municipal Swap Index (previously referred to as the Bond Market Association Index or BMA). Inverse floaters, including those inverse floating rate securities in which the Funds invested during the reporting period, are further defined within the Notes to Financial Statements and Glossary of Terms Used in This Report sections of this report.

HOW DID THE FUNDS PERFORM?

Individual results for these Nuveen Funds, as well as relevant index and peer group information, are presented in the accompanying table.

Total Returns on Net Asset Value*
For periods ended 11/30/07
                             6-Month        1-Year       5-Year      10-Year
Connecticut Funds
NTC                             2.63%        1.86%        5.44%        6.04%
NFC                             2.78%        2.20%        5.96%         NA
NGK                             3.23%        2.64%        5.99%         NA
NGO                             2.06%        1.49%        5.76%         NA

Massachusetts Funds
NMT                             2.02%        1.32%        5.41%        5.74%
NMB                             1.92%        1.21%        6.29%         NA

Missouri Fund
NOM                             0.92%        0.00%        5.18%        5.68%

Lehman Brothers
Municipal Bond Index3           2.40%        2.71%        4.68%        5.30%

Insured Massachusetts Fund
NGX                             2.96%        2.03%        5.71%         NA

Lehman Brothers
Insured Municipal
Bond Index3                     2.50%        2.60%        4.86%        5.48%

Lipper Other States
Municipal Debt Funds
Average4                        1.10%        0.46%        5.91%        5.75%

For the six months ended November 30, 2007, the cumulative returns on NAV for NTC, NFC and NGK exceeded the return on the national Lehman Brothers Municipal Bond Index, while the returns of NGO, NMT, NMB, and NOM trailed the index. For the same period, NGX outperformed the return on the Lehman Brothers Insured Municipal Bond Index. NTC, NFC, NGK, NGO, NMT, NMB and NGX all outperformed the average return for the Lipper Other States Municipal Debt Funds Average, while NOM underperformed this average. Shareholders should note that the performance of the Lipper Other States Municipal Debt Funds Average represents the overall average of returns for funds from 10 different states with a wide variety of municipal market conditions, making direct comparisons less meaningful.

One of the factors contributing to the six-month performance of these Funds, especially relative to the returns of the unleveraged Lehman Brothers Municipal Bond Index and Lehman Brothers Insured Municipal Bond Index, was the use of financial leverage. The returns of NTC, NFC, NGK, NGO and NGX were positively impacted by their use of leverage, while NMT, NMB and NOM were negatively impacted. Although leveraging



*Six-month returns are cumulative. One-year, five-year and ten-year returns are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.

3 The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds, while the Lehman Brothers Insured Municipal Bond Index is an unleveraged, unmanaged national index containing a broad range of insured municipal bonds. Results for the Lehman indexes do not reflect any expenses.

4 The Lipper Other States Municipal Debt Funds Average is calculated using the returns of all closed-end funds in this category for each period as follows: 6 months, 46 funds; 1 year, 46 funds; 5 years, 46 funds; and 10 years, 18 funds. The performance of the Lipper Other States Municipal Debt Funds Average represents the overall average of returns for funds from 10 different states with a wide variety of municipal market conditions. Fund and Lipper returns assume reinvestment of dividends.

provides opportunities for additional income and total returns for common shareholders, it can also expose shareholders to additional risk. With the fluctuations in yields on longer municipal bonds and other market variations, the impact of valuation changes in the Funds' holdings--both positive and negative--was magnified by the use of leverage.

Other major factors that influenced the Funds' returns included yield curve and duration positioning, the use of derivatives, sector allocations and credit exposure.

During this six-month period, bonds in the Lehman Brothers Municipal Bond Index with maturities between two and twelve years, especially those maturing in approximately six to eight years, benefited the most from changes in the interest rate environment. As a result, these bonds generally outperformed credits with longer maturities, with bonds having the longest maturities (22 years and longer) posting the worst returns. While our strategies during this period included adding longer bonds to our portfolios, the Funds continued to be relatively underweighted in the underperforming longer part of the yield curve, and their overall portfolio durations remained short of our strategic target. Consequently, duration and yield curve positioning were net positives for the Funds' performances.

The forward interest rate swaps in place in the four Connecticut Funds and three Massachusetts Funds also had a positive impact on the return performance of these Funds. These derivative instruments provided exposure to taxable markets during a period when, in contrast to historical trends, the Treasury market and the municipal market moved in opposite directions. As municipal market performance lagged the significant gains made by Treasuries, the forward interest rate swaps performed well. At the same time, the inverse floaters in NOM had a negative impact on the performance of this Fund, because they effectively increased NOM's exposure to longer maturity bonds during a period when shorter maturities were in favor in the market. However, these inverse floaters also benefited NOM by helping to support its income stream.

Sectors of the market that generally made positive contributions to the Funds' performances included water and sewer, transportation, and education. General obligation credits and pre-refunded bonds, especially those that were advance refunded before longer municipal interest rates began to rise in mid-2007, also performed very well. In addition, the short-term insured bonds that we added to the Massachusetts Funds later in the period posted strong returns.

On the other hand, bonds that carried any credit risk, regardless of sector, generally tended to perform poorly. Revenue bonds as a whole, and specifically the industrial development and health care sectors that had ranked among the top performers in the Lehman Brothers Municipal Bond Index over the past few years underperformed the general municipal market.

As interest rates on longer municipal bonds rose and credit spreads widened, lower credit quality bonds also generally underperformed the municipal market as a whole for the first time in several years. As of November 30, 2007, the Connecticut Funds had weightings of bonds rated BBB or lower and non-rated bonds ranging from approximately 8% in NTC and NGK to 11% in NFC and 13% in NGO, while the Massachusetts Funds' allocations totaled approximately 12% in NMT and 14% in NMB. NGX, which can invest up to 20% of its assets in uninsured investment-grade quality securities, held 2% of its assets in bonds rated BBB as of November 30, 2007, and the Fund's overall higher credit quality benefited its return. At 22%, NOM had the heaviest weighting of bonds rated BBB or lower and non-rated bonds across all eight of these Funds, which marred its performance.

Another factor that had a negative impact on the performance of the Connecticut and Massachusetts Funds was their small position in bonds backed by certain municipal insurers, specifically Radian Asset Assurance (Radian). NOM also had a very small position (less than 1%) in bonds insured by ACA Financial Guaranty Corporation (ACA). As concern increased about these two companies, prices on bonds insured by Radian and ACA declined to levels close to what one would expect for uninsured bonds from the underlying municipal issuers, detracting from the performances of these Funds. It is important to note that these Nuveen Municipal Closed-End Funds had no exposure to the collateralized debt products that were at the center of the recent liquidity crisis.

RECENT MARKET EVENTS

Many of the municipal bonds in the portfolios are covered by policies of insurance, issued by one of several municipal bond insurers, under which the insurer guarantees the timely payment of interest and principal on the bonds. [NGX has a policy of investing at least 80% of its net assets in such insured bonds.] Certain of those insurers, including AMBAC, MBIA and FGIC, historically rated AAA (the highest grade), also insure investment vehicles representing interests in subprime mortgages, which suffered severe credit deterioration during the semi-annual period covered by this report. The defaults and/or credit deterioration of the subprime mortgage investments they insured have caused losses to the insurers, which has reduced the insurers' capital and called into question the insurers' continued ability to pay interest and principal on insured bonds for the life of those bonds. One rating agency has already reduced the rating for AMBAC-insured bonds to AA, and other rating agencies may follow, and this rating may fall even further. While the major rating agencies continue to give the other affected insurers their highest rating, as of the date this report was written one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions in the future. The value of the insurance associated with bonds held by the Funds in this report (a component of the value of the bond/insurance combination) generally declined during and after the reporting period, and further credit deterioration or rating downgrades of the insurers could cause further declines in the value of the insurance component of an insured bond, although it has not and should not affect the creditworthiness of the municipal issuer of, and the uninsured value of, the underlying bond.

Dividend and Share Price
                 INFORMATION


As previously noted, these eight Funds use leverage to potentially enhance opportunities for additional income for common shareholders. The Funds' use of this strategy continued to provide incremental income, although the extent of this benefit was reduced to a degree in some of the Funds by short-term interest rates that remained relatively high during most of this period. This, in turn, kept the Funds' borrowing costs high. The Funds' income streams were also somewhat impacted as the proceeds from older, higher-yielding bonds that matured or were called were reinvested into bonds currently available in the market, which generally offered lower yields during much of this period. The combination of these factors resulted in one monthly dividend reduction in NGK and NGO over the six-month period ended November 30, 2007. In NGX, we were able to increase the dividend effective August 2007, while the dividends of NTC, NFC, NMT, NMB and NOM remained stable throughout this reporting period.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of November 30, 2007, all of the Funds in this report had negative UNII balances for financial statement purposes and positive UNII balances, based upon our best estimate, for tax purposes.

As of November 30, 2007, the Funds' share prices were trading at premiums and/or discounts to their NAVs as shown in the accompanying chart:

                             11/30/07         Six-Month Average
                     Premium/Discount          Premium/Discount

NTC                            -7.40%                    -0.22%
NFC                            -4.86%                    +3.84%
NGK                            -5.21%                    +4.42%
NGO                            -6.09%                    -0.81%
NMT                            -9.83%                    -5.07%
NMB                            -4.60%                    -0.43%
NGX                            -4.25%                    -2.15%
NOM                            +0.92%                    +4.23%

NTC
Performance
OVERVIEW

Nuveen Connecticut
Premium Income
Municipal Fund

as of November 30, 2007

Pie Chart:
Credit Quality (as a % of total investments)1
AAA/U.S. Guaranteed     76%
AA                      16%
BBB                      8%

Bar Chart:
2006-2007 Monthly Tax-Free Dividends Per Share3
Dec      0.0545
Jan      0.0545
Feb      0.0545
Mar      0.052
Apr      0.052
May      0.052
Jun      0.052
Jul      0.052
Aug      0.052
Sep      0.052
Oct      0.052
Nov      0.052

Line Chart:
Share Price Performance -- Weekly Closing Price
12/01/06                      14.29
                              14.27
                              14.23
                              14.23
                              14.17
                              14.34
                              14.49
                              14.5
                              14.26
                              14.35
                              14.36
                              14.15
                              14.2
                              14.19
                              14.04
                              14.13
                              14.04
                              14
                              14.08
                              14.07
                              14.07
                              14.08
                              14.13
                              14.2
                              14.26
                              14.31
                              14.48
                              14.37
                              14.37
                              14.22
                              14.33
                              14.41
                              14.35
                              14.4
                              14.43
                              14.44
                              14.39
                              14.37
                              14.33
                              14.37
                              14.35
                              14.5
                              14.57
                              14.57
                              14.5
                              14.52
                              14.52
                              14.56
                              14.52
                              14.45
                              14.45
                              14.501
                              14.44
                              14.65
                              14.53
                              14.66
                              14.52
                              14.51
                              14.55
                              14.59
                              14.68
                              14.64
                              14.64
                              14.56
                              14.51
                              14.59
                              14.6066
                              14.66
                              14.66
                              14.58
                              14.64
                              14.56
                              14.53
                              14.49
                              14.65
                              14.51
                              14.52
                              14.63
                              14.56
                              14.52
                              14.52
                              14.49
                              14.49
                              14.6
                              14.51
                              14.55
                              14.53
                              14.63
                              14.56
                              14.61
                              14.564
                              14.46
                              14.51
                              14.5285
                              14.55
                              14.48
                              14.59
                              14.6
                              14.59
                              14.5475
                              14.58
                              14.62
                              14.62
                              14.64
                              14.56
                              14.47
                              14.6
                              14.65
                              14.91
                              14.94
                              15
                              14.82
                              15
                              15.01
                              15.01
                              15.02
                              14.99
                              14.9
                              14.85
                              14.91
                              14.95
                              14.91
                              14.9
                              14.77
                              14.91
                              15.18
                              14.83
                              15.11
                              15.33
                              15.29
                              15.29
                              15.02
                              14.85
                              14.75
                              14.8
                              15.11
                              15.4
                              15.26
                              15.4399
                              15.14
                              14.5
                              14.71
                              14.84
                              15.19
                              15.2
                              15.2
                              15.2
                              15.01
                              15.01
                              14.87
                              14.76
                              14.86
                              14.84
                              15
                              14.82
                              14.76
                              14.74
                              14.79
                              14.7
                              14.8
                              14.85
                              14.62
                              14.58
                              14.61
                              14.41
                              14.4
                              14.37
                              14.41
                              14.31
                              14.16
                              14.52
                              14.52
                              14.54
                              14.38
                              14.39
                              14.34
                              14.39
                              14.35
                              14.05
                              14
                              13.9
                              14
                              13.924
                              13.94
                              13.94
                              13.7
                              13.89
                              14.0154
                              13.95
                              13.93
                              14.04
                              14.05
                              14.09
                              14.1
                              14.18
                              14.18
                              14.54
                              14.6
                              14.26
                              14.14
                              14.33
                              14.18
                              14.04
                              14.05
                              14.09
                              14.0301
                              14.15
                              14.03
                              13.97
                              14.2
                              14.2
                              14.204
                              14.25
                              14.15
                              14.13
                              13.97
                              13.91
                              13.85
                              13.79
                              13.75
                              13.67
                              13.67
                              13.66
                              13.65
                              13.66
                              13.64
                              13.79
                              13.84
                              13.78
                              13.72
                              13.71
                              13.68
                              13.61
                              13.58
                              13.64
                              13.65
                              13.56
                              13.55
                              13.55
                              13.41
                              13.51
                              13.31
                              13.12
                              13.21
                              13.08
                              13.01
                              12.95
                              13.03
                              13.0999
                              13.1
                              13.32
                              13.49
                              13.45
                              13.36
11/30/07                      13.38

FUND SNAPSHOT
------------------------------------
Common Share Price            $13.38
------------------------------------
Common Share
Net Asset Value               $14.45
------------------------------------
Premium/(Discount) to NAV     -7.40%
------------------------------------
Market Yield                   4.66%
------------------------------------
Taxable-Equivalent Yield2      6.81%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $77,494
------------------------------------
Average Effective Maturity
on Securities (Years)          16.81
------------------------------------
Leverage-Adjusted Duration      9.40
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 5/20/93)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -8.24%         2.63%
------------------------------------
1-Year         -2.33%         1.86%
------------------------------------
5-Year          1.79%         5.44%
------------------------------------
10-Year         4.14%         6.04%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Education and Civic
   Organizations              21.9%
------------------------------------
Tax Obligation/General        19.6%
------------------------------------
Tax Obligation/Limited        14.2%
------------------------------------
Health Care                   10.9%
------------------------------------
Water and Sewer                8.1%
------------------------------------
U.S. Guaranteed                7.7%
------------------------------------
Utilities                      4.6%
------------------------------------
Other                         13.0%
------------------------------------

1 The percentage of AAA ratings shown in the foregoing chart reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of November 30, 2007. As explained earlier in the Portfolio Managers' Comments section of this report, one rating agency has reduced the rating for AMBAC to AA, and one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the portfolio rated AAA from the percentage shown in the foregoing chart.

2 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.6%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

3 The Fund paid shareholders capital gains and net ordinary income distributions in December 2006 of $0.0695 per share.

NFC
Performance
OVERVIEW

Nuveen Connecticut
Dividend Advantage
Municipal Fund

as of November 30, 2007

Pie Chart:
Credit Quality (as a % of total investments)1
AAA/U.S. Guaranteed     67%
AA                      19%
A                        3%
BBB                     11%

Bar Chart:
2006-2007 Monthly Tax-Free Dividends Per Share
Dec      0.0605
Jan      0.0605
Feb      0.0605
Mar      0.058
Apr      0.058
May      0.058
Jun      0.0555
Jul      0.0555
Aug      0.0555
Sep      0.0555
Oct      0.0555
Nov      0.0555

Line Chart:
Share Price Performance -- Weekly Closing Price
12/01/06                      15.41
                              15.32
                              15.45
                              15.26
                              15.33
                              15.16
                              15.31
                              15.49
                              15.44
                              15.4
                              15.42
                              15.59
                              15.59
                              15.4
                              15.4
                              15.35
                              15.74
                              15.9199
                              15.78
                              15.65
                              15.65
                              15.73
                              15.12
                              15.4
                              15.62
                              15.8701
                              15.5
                              15.46
                              15.38
                              15.42
                              15.33
                              15.25
                              15.1
                              15.07
                              15.09
                              15.08
                              15.04
                              14.96
                              14.85
                              15
                              14.96
                              14.93
                              14.97
                              15.02
                              15.09
                              15.25
                              15.2999
                              15.28
                              15.24
                              15.16
                              15.18
                              15.25
                              15.269
                              15.38
                              15.34
                              15.37
                              15.38
                              15.38
                              15.35
                              15.37
                              15.4
                              15.29
                              15.33
                              15.37
                              15.5
                              15.38
                              15.36
                              15.55
                              15.4
                              15.37
                              15.45
                              15.43
                              15.35
                              15.49
                              15.36
                              15.7
                              15.62
                              15.4
                              15.35
                              15.4605
                              15.46
                              15.59
                              15.59
                              15.53
                              15.59
                              15.81
                              15.7
                              15.68
                              15.91
                              15.81
                              15.98
                              15.85
                              15.91
                              15.93
                              16.0799
                              16.15
                              16.41
                              16.29
                              16.15
                              16.04
                              15.92
                              15.7
                              15.7
                              15.65
                              15.6501
                              15.6
                              15.7
                              15.74
                              16.02
                              16.0001
                              16.06
                              16.0001
                              15.95
                              16.1
                              16.16
                              16.05
                              16.05
                              16.14
                              16.2
                              16.25
                              16.25
                              16.25
                              16.33
                              16.43
                              16.37
                              16.3
                              16.3
                              16.38
                              16.2
                              15.65
                              16
                              16.19
                              15.99
                              16.33
                              16.33
                              16.21
                              16.51
                              16.6067
                              16.73
                              16.46
                              16.28
                              16.28
                              16.15
                              16.28
                              16.2
                              15.92
                              15.92
                              15.8899
                              15.71
                              15.8
                              15.78
                              15.93
                              15.97
                              15.8
                              15.8
                              15.8
                              15.75
                              14.88
                              15.02
                              15.07
                              15.12
                              15.14
                              15.3
                              15.35
                              15.3
                              15.3
                              15.3
                              15.58
                              15.48
                              15.06
                              15.34
                              15.4
                              15.38
                              15.38
                              15.37
                              16.5
                              16.3
                              15.51
                              15.32
                              15
                              15.3
                              15.05
                              14.61
                              15.04
                              15
                              14.64
                              14.94
                              14.95
                              15.08
                              15.1
                              15.2
                              15.2
                              15.25
                              15.25
                              15.25
                              15.22
                              15.26
                              15.61
                              15.42
                              15.42
                              15.48
                              15.47
                              15.47
                              15.14
                              15.14
                              15.216
                              15.62
                              15.143
                              15.06
                              15.07
                              15.07
                              15.08
                              15.06
                              15
                              14.9475
                              14.9176
                              14.81
                              14.79
                              14.65
                              14.65
                              14.55
                              14.51
                              14.53
                              14.53
                              14.4449
                              14.4
                              14.36
                              14.39
                              14.54
                              14.54
                              14.47
                              14.34
                              14.4
                              14.39
                              14.32
                              14.44
                              14.29
                              14.28
                              14.28
                              14.24
                              14.21
                              14.15
                              14.04
                              13.88
                              13.88
                              13.9
                              14.02
                              13.84
                              13.868
                              13.82
                              13.86
                              13.8
                              13.87
                              13.92
11/30/07                      14.11

FUND SNAPSHOT
------------------------------------
Common Share Price            $14.11
------------------------------------
Common Share
Net Asset Value               $14.83
------------------------------------
Premium/(Discount) to NAV     -4.86%
------------------------------------
Market Yield                   4.72%
------------------------------------
Taxable-Equivalent Yield2      6.90%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $38,232
------------------------------------
Average Effective Maturity
on Securities (Years)          16.65
------------------------------------
Leverage-Adjusted Duration      9.30
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 1/26/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)  -11.82%         2.78%
------------------------------------
1-Year         -5.52%         2.20%
------------------------------------
5-Year          4.06%         5.96%
------------------------------------
Since
Inception       4.37%         6.16%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
U.S. Guaranteed                19.9%
------------------------------------
Education and Civic
   Organizations               19.2%
------------------------------------
Tax Obligation/Limited         16.9%
------------------------------------
Water and Sewer                 8.8%
------------------------------------
Tax Obligation/General          8.4%
------------------------------------
Health Care                     7.7%
------------------------------------
Transportation                  4.3%
------------------------------------
Other                          14.8%
------------------------------------

1 The percentage of AAA ratings shown in the foregoing chart reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of November 30, 2007. As explained earlier in the Portfolio Managers' Comments section of this report, one rating agency has reduced the rating for AMBAC to AA, and one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the portfolio rated AAA from the percentage shown in the foregoing chart.

2 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.6%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

NGK
Performance
OVERVIEW

Nuveen Connecticut
Dividend Advantage
Municipal Fund 2

as of November 30, 2007

Pie Chart:
Credit Quality (as a % of total investments)1
AAA/U.S. Guaranteed     72%
AA                      19%
A                        1%
BBB                      8%

Bar Chart:
2006-2007 Monthly Tax-Free Dividends Per Share3
Dec      0.0605
Jan      0.0605
Feb      0.0605
Mar      0.058
Apr      0.058
May      0.058
Jun      0.058
Jul      0.058
Aug      0.058
Sep      0.058
Oct      0.055
Nov      0.055

Line Chart:
Share Price Performance -- Weekly Closing Price
12/01/06                      15.47
                              15.41
                              15.53
                              15.58
                              15.46
                              15.53
                              15.57
                              15.61
                              15.55
                              15.4
                              15.41
                              15.4
                              15.4
                              15.5
                              15.4
                              15.26
                              15.26
                              15.32
                              15.34
                              15.32
                              15.32
                              15.48
                              15.49
                              15.65
                              15.6
                              15.6
                              15.3
                              15.96
                              15.9
                              15.6
                              15.8
                              15.8
                              15.55
                              15.8
                              15.8
                              15.45
                              15.65
                              15.66
                              15.57
                              15.35
                              15.5
                              15.6
                              15.78
                              15.78
                              15.9
                              15.6501
                              15.65
                              15.65
                              15.4
                              15.35
                              15.35
                              15.7
                              16
                              15.95
                              16.31
                              16.18
                              16.2
                              16.11
                              16.03
                              16.06
                              16.31
                              16.17
                              16.31
                              16.3
                              16.18
                              16.16
                              16.13
                              16.22
                              16.38
                              16.27
                              16.25
                              16.31
                              16.12
                              16.11
                              16.11
                              16.08
                              16.04
                              16.15
                              16
                              15.98
                              15.93
                              16.06
                              16.06
                              16.08
                              16.15
                              16.06
                              16.06
                              16.06
                              16.06
                              15.84
                              15.86
                              15.78
                              15.79
                              15.8
                              15.69
                              15.64
                              15.59
                              15.65
                              15.65
                              15.65
                              15.65
                              15.53
                              15.59
                              15.6
                              15.85
                              15.85
                              15.89
                              15.88
                              15.72
                              16.17
                              16.15
                              15.9
                              15.89
                              16.1
                              16.2
                              16.05
                              16.05
                              15.9
                              15.91
                              15.97
                              16.5
                              16.25
                              16.5
                              16.4
                              16.38
                              16.65
                              16.6701
                              16.47
                              16.4701
                              16.77
                              16.55
                              16.26
                              16.48
                              16.45
                              16.35
                              16.1401
                              16.14
                              16.21
                              16.61
                              16.42
                              16.33
                              16.29
                              16.1
                              15.95
                              15.95
                              15.8
                              15.8
                              15.6
                              15.57
                              15.8
                              15.79
                              15.79
                              15.79
                              15.79
                              15.79
                              15.79
                              15.75
                              15.75
                              15.65
                              16
                              15.7
                              15.62
                              15.7
                              15.7
                              15.31
                              15.55
                              15.6
                              15.67
                              15.96
                              15.85
                              15.8
                              15.8
                              15.8
                              15.6
                              15.48
                              15.5
                              15.84
                              15.7
                              15.94
                              15.67
                              15.35
                              15.65
                              15.2
                              15.2
                              15.25
                              15.695
                              15.45
                              15.22
                              15.22
                              15.47
                              15.3
                              15.5
                              15.5
                              15.5
                              15.9
                              16.05
                              16.05
                              16.3
                              16
                              16
                              16
                              16
                              16
                              16
                              16
                              15.5
                              15.5
                              15.5
                              15.4
                              15.39
                              15.39
                              15.28
                              15.25
                              15.1485
                              14.65
                              14.58
                              14.71
                              14.76
                              14.69
                              14.69
                              14.5
                              14.5
                              14.38
                              14.39
                              14.26
                              14.29
                              14.31
                              14.3
                              14.44
                              14.51
                              14.5399
                              14.36
                              14.36
                              14.3999
                              14.4
                              14.45
                              14.44
                              14.26
                              14.35
                              14.34
                              14.34
                              14.31
                              14.31
                              14.2
                              14.2
                              13.93
                              14.08
                              14.09
                              14.09
                              14.05
                              14.3
                              14.05
                              13.998
                              13.95
11/30/07                      14.2
FUND SNAPSHOT
------------------------------------
Common Share Price            $14.20
------------------------------------
Common Share
Net Asset Value               $14.98
------------------------------------
Premium/(Discount) to NAV     -5.21%
------------------------------------
Market Yield                   4.65%
------------------------------------
Taxable-Equivalent Yield2      6.80%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $34,682
------------------------------------
Average Effective Maturity
on Securities (Years)          15.65
------------------------------------
Leverage-Adjusted Duration     10.11
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/25/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)  -11.27%         3.23%
------------------------------------
1-Year         -4.52%         2.64%
------------------------------------
5-Year          4.47%         5.99%
------------------------------------
Since
Inception       4.61%         6.61%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
U.S. Guaranteed                24.0%
------------------------------------
Education and Civic
   Organizations               17.0%
------------------------------------
Tax Obligation/General         14.7%
------------------------------------
Tax Obligation/Limited         10.7%
------------------------------------
Health Care                     8.6%
------------------------------------
Water and Sewer                 6.9%
------------------------------------
Transportation                  4.1%
------------------------------------
Other                          14.0%
------------------------------------

1 The percentage of AAA ratings shown in the foregoing chart reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of November 30, 2007. As explained earlier in the Portfolio Managers' Comments section of this report, one rating agency has reduced the rating for AMBAC to AA, and one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the portfolio rated AAA from the percentage shown in the foregoing chart.

2 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.6%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

3 The Fund paid shareholders capital gains and net ordinary income distributions in December 2006 of $0.0371 per share.

NGO
Performance
OVERVIEW

Nuveen Connecticut
Dividend Advantage
Municipal Fund 3

as of November 30, 2007

Pie Chart:
Credit Quality (as a % of total investments)1
AAA/U.S. Guaranteed     70%
AA                      16%
A                        1%
BBB                     13%

Bar Chart:
2006-2007 Monthly Tax-Free Dividends Per Share
Dec      0.054
Jan      0.054
Feb      0.054
Mar      0.052
Apr      0.052
May      0.052
Jun      0.052
Jul      0.052
Aug      0.052
Sep      0.052
Oct      0.0505
Nov      0.0505

Line Chart:
Share Price Performance -- Weekly Closing Price
12/31/06                      13.95
                              14.02
                              14.15
                              13.99
                              14.02
                              14.06
                              14.03
                              14.12
                              14.12
                              14.14
                              14.05
                              14.04
                              14.0099
                              13.81
                              13.9
                              13.93
                              13.86
                              13.95
                              14
                              14.07
                              14.07
                              14.09
                              13.99
                              13.9501
                              13.95
                              14.0699
                              14.07
                              14.1
                              14.02
                              14
                              13.98
                              13.9823
                              14.05
                              13.93
                              13.9501
                              14.12
                              14
                              13.82
                              13.93
                              14.05
                              14.08
                              14.01
                              14.24
                              14.1
                              14.09
                              14.1
                              13.99
                              14
                              14
                              14
                              13.91
                              13.95
                              14.15
                              14.12
                              14.12
                              14.06
                              13.95
                              14
                              14.13
                              14.17
                              14.25
                              14.09
                              14.22
                              14.2
                              14.2
                              14.3
                              14.26
                              14.42
                              14.4
                              14.46
                              14.46
                              14.46
                              14.31
                              14.27
                              14.36
                              14.46
                              14.35
                              14.35
                              14.28
                              14.28
                              14.26
                              14.32
                              14.32
                              14.2
                              14.26
                              14.34
                              14.3
                              14.41
                              14.35
                              14.41
                              14.28
                              14.1
                              14.22
                              14.172
                              14.0405
                              14.13
                              14.21
                              14.26
                              14.2624
                              14.28
                              14.19
                              14.23
                              14.28
                              14.34
                              14.3
                              14.5
                              14.4
                              14.3
                              14.33
                              14.58
                              14.6
                              14.6
                              14.6
                              14.65
                              14.6
                              14.6
                              14.61
                              14.51
                              14.6
                              14.74
                              14.62
                              14.8
                              14.7
                              14.75
                              14.7
                              14.8
                              14.5501
                              14.8
                              14.652
                              14.75
                              14.6014
                              14.5
                              14.52
                              14.91
                              14.61
                              14.99
                              14.75
                              14.5101
                              14.94
                              15.15
                              14.87
                              14.63
                              14.63
                              14.63
                              14.5
                              14.6
                              14.6
                              14.39
                              14.39
                              14.49
                              14.9
                              14.8799
                              14.85
                              14.7
                              14.7
                              14.4
                              14.38
                              14.4
                              14.35
                              14.4
                              14.4
                              14.43
                              14.4
                              14.4
                              14.32
                              14.38
                              14.38
                              14.48
                              14.45
                              14.09
                              14.29
                              14.15
                              14.13
                              14.05
                              13.94
                              13.91
                              13.85
                              13.95
                              13.8
                              13.74
                              13.83
                              13.93
                              13.93
                              13.85
                              14
                              14
                              14.05
                              14.05
                              13.863
                              14.2
                              14
                              13.97
                              14.17
                              14.27
                              14.13
                              14.5
                              14.55
                              14.5001
                              14.35
                              14.2501
                              14.2
                              13.9
                              13.85
                              14.29
                              14.1
                              14.0999
                              13.9
                              13.95
                              14.02
                              13.96
                              13.96
                              13.96
                              13.8
                              13.72
                              13.69
                              13.65
                              13.6
                              13.65
                              13.63
                              13.428
                              13.35
                              13.3601
                              13.3
                              13.46
                              13.5499
                              13.42
                              13.36
                              13.42
                              13.55
                              13.4401
                              13.5001
                              13.5
                              13.5
                              13.36
                              13.55
                              13.51
                              13.4001
                              13.2
                              13.25
                              13.15
                              13.15
                              13.0133
                              12.9
                              12.9
                              12.97
                              12.9601
                              12.76
                              12.8
                              12.76
                              12.75
                              13.02
                              13.08
                              13.43
                              13.4
11/30/07                      13.41

FUND SNAPSHOT
------------------------------------
Common Share Price            $13.41
------------------------------------
Common Share
Net Asset Value               $14.28
------------------------------------
Premium/(Discount) to NAV     -6.09%
------------------------------------
Market Yield                   4.52%
------------------------------------
Taxable-Equivalent Yield2      6.61%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $62,307
------------------------------------
Average Effective Maturity
on Securities (Years)          16.58
------------------------------------
Leverage-Adjusted Duration      9.29
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/26/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -6.72%         2.06%
------------------------------------
1-Year         -0.20%         1.49%
------------------------------------
5-Year          3.49%         5.76%
------------------------------------
Since
Inception       2.86%         4.97%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/General         20.9%
------------------------------------
Tax Obligation/Limited         14.6%
------------------------------------
U.S. Guaranteed                14.2%
------------------------------------
Education and Civic
   Organizations               12.5%
------------------------------------
Water and Sewer                10.1%
------------------------------------
Long-Term Care                  8.5%
------------------------------------
Health Care                     6.3%
------------------------------------
Other                          12.9%
------------------------------------

1 The percentage of AAA ratings shown in the foregoing chart reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of November 30, 2007. As explained earlier in the Portfolio Managers' Comments section of this report, one rating agency has reduced the rating for AMBAC to AA, and one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the portfolio rated AAA from the percentage shown in the foregoing chart.

2 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.6%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

NMT
Performance
OVERVIEW

Nuveen Massachusetts
Premium Income
Municipal Fund

as of November 30, 2007

Pie Chart:
Credit Quality (as a % of total investments)1
AAA/U.S. Guaranteed     65%
AA                      19%
A                        4%
BBB                      9%
BB or Lower              1%
N/R                      2%

Bar Chart:
2006-2007 Monthly Tax-Free Dividends Per Share3
Dec      0.0535
Jan      0.0535
Feb      0.0535
Mar      0.0535
Apr      0.0535
May      0.0535
Jun      0.0515
Jul      0.0515
Aug      0.0515
Sep      0.0515
Oct      0.0515
Nov      0.0515

Line Chart:
Share Price Performance -- Weekly Closing Price
12/31/06                      14.79
                              14.68
                              14.75
                              14.67
                              14.69
                              14.65
                              14.63
                              14.67
                              14.5
                              14.44
                              14.39
                              14.33
                              14.53
                              14.33
                              14.26
                              14.26
                              14.25
                              14.21
                              14.18
                              14.39
                              14.39
                              14.44
                              14.39
                              14.43
                              14.49
                              14.4
                              14.38
                              14.35
                              14.37
                              14.33
                              14.3
                              14.29
                              14.26
                              14.28
                              14.28
                              14.24
                              14.2
                              14.23
                              14.17
                              14.19
                              14.18
                              14.32
                              14.22
                              14.21
                              14.21
                              14.17
                              14.11
                              14.1
                              14.15
                              14.2
                              14.16
                              14.24
                              14.29
                              14.38
                              14.27
                              14.27
                              14.29
                              14.18
                              14.28
                              14.21
                              14.3
                              14.34
                              14.36
                              14.23
                              14.42
                              14.42
                              14.35
                              14.4
                              14.44
                              14.54
                              14.37
                              14.37
                              14.33
                              14.31
                              14.37
                              14.47
                              14.37
                              14.36
                              14.42
                              14.42
                              14.37
                              14.37
                              14.37
                              14.51
                              14.562
                              14.6
                              14.67
                              14.63
                              14.74
                              14.56
                              14.54
                              14.47
                              14.42
                              14.42
                              14.45
                              14.479
                              14.479
                              14.56
                              14.43
                              14.39
                              14.44
                              14.51
                              14.62
                              14.58
                              14.6
                              14.63
                              14.82
                              14.54
                              14.6
                              14.6
                              14.66
                              14.62
                              14.6
                              14.54
                              14.65
                              14.87
                              14.6505
                              14.55
                              14.5
                              14.4
                              14.37
                              14.32
                              14.28
                              14.2894
                              14.33
                              14.3
                              14.28
                              14.26
                              14.5
                              14.25
                              14.37
                              14.28
                              14.25
                              14.2
                              14.19
                              14.19
                              14.08
                              14.1
                              14.05
                              14.11
                              14.1
                              13.98
                              14.1
                              14.35
                              14.22
                              14.23
                              14.23
                              14.13
                              14.12
                              13.86
                              13.9
                              13.96
                              13.91
                              13.93
                              13.802
                              13.8
                              13.75
                              13.76
                              13.67
                              13.67
                              13.86
                              13.77
                              14.04
                              14.04
                              13.96
                              14.19
                              14.1
                              14.24
                              13.85
                              13.51
                              13.64
                              13.65
                              13.578
                              13.45
                              13.35
                              13.16
                              13.2
                              13.25
                              13.25
                              13.26
                              13.53
                              13.42
                              13.48
                              13.48
                              13.33
                              13.25
                              13.25
                              13.24
                              13.38
                              13.29
                              13.4
                              13.39
                              13.4
                              13.47
                              13.67
                              13.94
                              14
                              13.93
                              13.82
                              13.84
                              13.59
                              13.85
                              14
                              13.758
                              13.8042
                              13.73
                              13.52
                              13.52
                              13.55
                              13.65
                              13.65
                              13.67
                              13.7
                              13.65
                              13.7801
                              13.66
                              13.66
                              13.43
                              13.54
                              13.46
                              13.5
                              13.525
                              13.39
                              13.27
                              13.31
                              13.3601
                              13.42
                              13.35
                              13.32
                              13.36
                              13.33
                              13.42
                              13.41
                              13.3901
                              13.42
                              13.42
                              13.46
                              13.41
                              13.27
                              13.18
                              13.14
                              13.05
                              13.09
                              13.29
                              13.08
                              13.04
                              13.07
                              12.89
                              12.9
                              13.03
                              12.9
                              12.89
                              12.97
                              12.91
11/30/07                      13.11

FUND SNAPSHOT
------------------------------------
Common Share Price            $13.11
------------------------------------
Common Share
Net Asset Value               $14.54
------------------------------------
Premium/(Discount) to NAV     -9.83%
------------------------------------
Market Yield                   4.71%
------------------------------------
Taxable-Equivalent Yield2      6.91%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $69,255
------------------------------------
Average Effective Maturity
on Securities (Years)          15.94
------------------------------------
Leverage-Adjusted Duration      9.41
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/18/93)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -6.42%         2.02%
------------------------------------
1-Year         -6.04%         1.32%
------------------------------------
5-Year          2.19%         5.41%
------------------------------------
10-Year         3.62%         5.74%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
U.S. Guaranteed                16.6%
------------------------------------
Education and Civic
   Organizations               15.9%
------------------------------------
Health Care                    13.3%
------------------------------------
Tax Obligation/General         12.3%
------------------------------------
Transportation                  9.1%
------------------------------------
Tax Obligation/Limited          8.2%
------------------------------------
Water and Sewer                 7.6%
------------------------------------
Housing/Multifamily             5.5%
------------------------------------
Other                          11.5%
------------------------------------

1 The percentage of AAA ratings shown in the foregoing chart reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of November 30, 2007. As explained earlier in the Portfolio Managers' Comments section of this report, one rating agency has reduced the rating for AMBAC to AA, and one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the portfolio rated AAA from the percentage shown in the foregoing chart.

2 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.8%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

3 The Fund paid shareholders capital gains and net ordinary income distributions in December 2006 of $0.0076 per share.

NMB
Performance
OVERVIEW

Nuveen Massachusetts
Dividend Advantage
Municipal Fund

as of November 30, 2007

Pie Chart:
Credit Quality (as a % of total investments)1
AAA/U.S. Guaranteed     57%
AA                      22%
A                        7%
BBB                     11%
BB or Lower              3%

Bar Chart:
2006-2007 Monthly Tax-Free Dividends Per Share
Dec      0.062
Jan      0.062
Feb      0.062
Mar      0.0595
Apr      0.0595
May      0.0595
Jun      0.0565
Jul      0.0565
Aug      0.0565
Sep      0.0565
Oct      0.0565
Nov      0.0565

Line Chart:
Share Price Performance -- Weekly Closing Price
12/01/06                      15.74
                              15.7
                              15.65
                              15.74
                              15.74
                              15.73
                              15.75
                              15.75
                              15.66
                              15.48
                              15.4
                              15.11
                              15.21
                              15.29
                              15.29
                              15.15
                              15.21
                              15.25
                              15.15
                              15.18
                              15.18
                              15.19
                              15.17
                              15.24
                              15.16
                              15.22
                              15.15
                              15.23
                              15.07
                              15.19
                              15.19
                              15.06
                              15.0755
                              15.19
                              15.19
                              15.07
                              15.04
                              14.95
                              15.04
                              15.01
                              15.05
                              15.05
                              15.08
                              15.03
                              14.87
                              14.99
                              14.97
                              14.97
                              14.94
                              14.99
                              14.99
                              15.05
                              15.05
                              15.14
                              15.14
                              15.14
                              15.17
                              15.2
                              15.16
                              15.28
                              15.25
                              15.33
                              15.38
                              15.43
                              15.48
                              15.53
                              15.53
                              15.5
                              15.5
                              15.55
                              15.55
                              15.49
                              15.51
                              15.51
                              15.473
                              15.47
                              15.38
                              15.37
                              15.46
                              15.47
                              15.48
                              15.52
                              15.52
                              15.52
                              15.52
                              15.57
                              15.7
                              15.75
                              15.8
                              15.7
                              15.61
                              15.61
                              15.61
                              15.61
                              15.55
                              15.55
                              15.7
                              15.7
                              15.7
                              15.75
                              15.65
                              15.6
                              15.85
                              15.75
                              15.7
                              15.75
                              15.75
                              15.74
                              15.94
                              15.92
                              15.92
                              15.92
                              15.89
                              15.84
                              15.84
                              16.1
                              16.05
                              16.4
                              16.1
                              16.11
                              16.11
                              16.11
                              16.0001
                              16.0001
                              16.2799
                              16.15
                              16.24
                              16.24
                              16.24
                              16.17
                              16.44
                              16.44
                              16.17
                              15.85
                              15.67
                              15.42
                              15.41
                              15.59
                              15.4
                              15.4
                              15.35
                              15.06
                              14.9801
                              15.25
                              14.9
                              15.07
                              15.07
                              15.0101
                              15.01
                              14.93
                              15.01
                              15.11
                              15
                              14.862
                              14.862
                              14.8
                              14.61
                              14.61
                              14.644
                              14.644
                              14.88
                              14.9
                              14.9
                              15.15
                              14.99
                              15.35
                              15.15
                              14.54
                              14.66
                              14.48
                              14.7
                              14.75
                              14.65
                              14.75
                              14.85
                              14.44
                              14.44
                              14.43
                              14.4
                              14.11
                              14.21
                              14.4
                              14.4
                              14.4
                              14.37
                              14.4
                              14.4
                              14.15
                              14.22
                              14.26
                              14.26
                              14.217
                              14.5
                              14.65
                              14.57
                              14.65
                              14.58
                              14.53
                              14.35
                              14.53
                              14.3
                              14.16
                              14.29
                              14.29
                              14.3
                              14.3
                              14.3
                              14.35
                              14.35
                              14.35
                              14.35
                              14.23
                              14.33
                              14.27
                              14.18
                              14.08
                              14.13
                              13.99
                              14.15
                              14.02
                              14.1
                              14.15
                              14.07
                              14.25
                              14.05
                              14.03
                              14.11
                              14.11
                              14.15
                              14.09
                              14
                              14.15
                              14.1
                              14.14
                              14.1
                              14.13
                              14.15
                              14.05
                              13.93
                              13.86
                              13.84
                              13.86
                              13.99
                              14.01
                              14.03
                              13.93
                              13.75
                              13.7
                              13.7
                              13.67
                              13.63
                              13.59
                              13.49
                              13.5001
11/30/07                      14.0999

FUND SNAPSHOT
------------------------------------
Common Share Price            $14.10
------------------------------------
Common Share
Net Asset Value               $14.78
------------------------------------
Premium/(Discount) to NAV     -4.60%
------------------------------------
Market Yield                   4.81%
------------------------------------
Taxable-Equivalent Yield2      7.05%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $28,968
------------------------------------
Average Effective Maturity
on Securities (Years)          18.08
------------------------------------
Leverage-Adjusted Duration      9.15
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 1/30/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)  -11.33%         1.92%
------------------------------------
1-Year         -6.06%         1.21%
------------------------------------
5-Year          2.48%         6.29%
------------------------------------
Since
Inception       4.86%         6.63%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Education and Civic
   Organizations               20.9%
------------------------------------
Health Care                    14.3%
------------------------------------
U.S. Guaranteed                12.1%
------------------------------------
Tax Obligation/General         11.4%
------------------------------------
Water and Sewer                 9.4%
------------------------------------
Housing/Multifamily             8.1%
------------------------------------
Tax Obligation/Limited          7.6%
------------------------------------
Long-Term Care                  5.1%
------------------------------------
Other                          11.1%
------------------------------------

1 The percentage of AAA ratings shown in the foregoing chart reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of November 30, 2007. As explained earlier in the Portfolio Managers' Comments section of this report, one rating agency has reduced the rating for AMBAC to AA, and one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the portfolio rated AAA from the percentage shown in the foregoing chart.

2 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.8%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

NGX
Performance
OVERVIEW

Nuveen Insured
Massachusetts Tax-Free
Advantage Municipal Fund

as of November 30, 2007

Pie Chart:
Credit Quality (as a % of total investments)1
Insured                 56%
U.S. Guaranteed         28%
GNMA Guaranteed          3%
AAA (Uninsured)          2%
AA (Uninsured)           7%
A (Uninsured)            2%
BBB (Uninsured)          2%

Bar Chart:
2006-2007 Monthly Tax-Free Dividends Per Share
Dec      0.0525
Jan      0.0525
Feb      0.0525
Mar      0.0525
Apr      0.0525
May      0.0525
Jun      0.0525
Jul      0.0525
Aug      0.0545
Sep      0.0545
Oct      0.0545
Nov      0.0545

Line Chart:
Share Price Performance -- Weekly Closing Price
12/01/06                      13.86
                              13.93
                              13.94
                              13.88
                              13.95
                              14
                              13.9
                              13.9
                              13.86
                              13.88
                              13.81
                              13.81
                              13.86
                              13.81
                              13.81
                              13.88
                              13.84
                              13.82
                              13.87
                              13.85
                              13.85
                              13.9
                              13.9
                              13.86
                              13.86
                              13.82
                              13.8
                              13.8
                              13.88
                              13.91
                              13.77
                              13.75
                              13.64
                              13.68
                              13.78
                              13.8
                              13.77
                              13.78
                              13.78
                              13.78
                              13.66
                              13.9
                              13.99
                              13.9896
                              13.76
                              13.81
                              13.9
                              14
                              13.94
                              13.95
                              13.99
                              14.35
                              14.35
                              14.24
                              14.21
                              14.2
                              14.1
                              14.07
                              14.2
                              14.2
                              14.2
                              14.216
                              14.24
                              14.25
                              14.22
                              14.2
                              14.2
                              14.15
                              14.17
                              14.16
                              14.16
                              14.16
                              14.16
                              14
                              13.96
                              13.96
                              13.97
                              14.06
                              14.1
                              14.2
                              14
                              14.04
                              14.04
                              14.09
                              14.23
                              14.19
                              14.48
                              14.39
                              14.16
                              14.15
                              14.15
                              14.15
                              14.1601
                              14.2299
                              14.4
                              14.2601
                              14.31
                              14.35
                              14.39
                              14.25
                              14.5
                              14.5
                              14.187
                              14.19
                              14.43
                              14.5
                              14.65
                              14.6299
                              14.63
                              14.6
                              14.64
                              14.48
                              14.6499
                              14.6499
                              14.53
                              14.58
                              14.58
                              14.65
                              14.6499
                              14.62
                              14.65
                              14.62
                              14.43
                              14.49
                              14.4501
                              14.54
                              14.43
                              14.7
                              14.4424
                              14.43
                              14.37
                              14.4099
                              14.2
                              14.15
                              14
                              14.1
                              14.12
                              14.21
                              14.22
                              14.13
                              14.03
                              14.11
                              14.21
                              14.41
                              14.2
                              14.25
                              14.25
                              14.05
                              14.25
                              14.15
                              14.05
                              14.02
                              14.22
                              14.03
                              13.95
                              14
                              13.95
                              13.95
                              13.9
                              13.93
                              14.25
                              14.15
                              14.45
                              14.35
                              14.18
                              14.13
                              13.96
                              13.71
                              13.9
                              13.97
                              13.98
                              13.96
                              13.92
                              14
                              14.2
                              14.0936
                              14.072
                              14.05
                              13.98
                              13.56
                              13.98
                              14.08
                              14.33
                              14.4
                              14.41
                              14.34
                              14.4499
                              14.06
                              13.88
                              13.85
                              13.83
                              13.88
                              13.8501
                              14.2
                              14.59
                              14.39
                              14.6
                              14.38
                              14.16
                              14.4
                              14.49
                              14.24
                              14.06
                              14.1
                              14.1
                              14.06
                              14.03
                              13.96
                              13.96
                              13.9101
                              13.9101
                              14.01
                              14.05
                              14.1
                              14.05
                              14
                              13.97
                              13.9
                              13.98
                              14.02
                              14.2
                              13.9999
                              13.9001
                              13.9001
                              13.95
                              13.95
                              13.94
                              14.05
                              13.95
                              13.97
                              13.9
                              14.05
                              14.14
                              14.0001
                              13.95
                              13.92
                              13.9714
                              13.9
                              13.85
                              13.866
                              13.85
                              13.85
                              13.71
                              13.82
                              13.55
                              13.54
                              13.55
                              13.4
                              13.6
                              13.51
                              13.36
                              13.5
                              13.73
                              13.8
11/30/07                      13.98

FUND SNAPSHOT
------------------------------------
Common Share Price            $13.98
------------------------------------
Common Share
Net Asset Value               $14.60
------------------------------------
Premium/(Discount) to NAV     -4.25%
------------------------------------
Market Yield                   4.68%
------------------------------------
Taxable-Equivalent Yield2      6.86%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $39,752
------------------------------------
Average Effective Maturity
on Securities (Years)          17.15
------------------------------------
Leverage-Adjusted Duration      8.34
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/21/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -1.01%         2.96%
------------------------------------
1-Year          6.14%         2.03%
------------------------------------
5-Year          3.34%         5.71%
------------------------------------
Since
Inception       3.60%         5.62%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
U.S. Guaranteed                27.6%
------------------------------------
Tax Obligation/Limited         17.8%
------------------------------------
Tax Obligation/General         16.2%
------------------------------------
Education and Civic
   Organizations               10.8%
------------------------------------
Water and Sewer                 9.0%
------------------------------------
Housing/Multifamily             6.9%
------------------------------------
Health Care                     6.8%
------------------------------------
Other                           4.9%
------------------------------------

1 The percentage of AAA ratings shown in the foregoing chart reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of November 30, 2007. As explained earlier in the Portfolio Managers' Comments section of this report, one rating agency has reduced the rating for AMBAC to AA, and one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the portfolio rated AAA from the percentage shown in the foregoing chart.

2 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.8%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

NOM
Performance
OVERVIEW

Nuveen Missouri
Premium Income
Municipal Fund

as of November 30, 2007

Pie Chart:
Credit Quality (as a % of total investments)1
AAA/U.S. Guaranteed     64%
AA                      12%
A                        2%
BBB                      7%
N/R                     15%

Bar Chart:
2006-2007 Monthly Tax-Free Dividends Per Share3
Dec      0.06
Jan      0.06
Feb      0.06
Mar      0.0575
Apr      0.0575
May      0.0575
Jun      0.0545
Jul      0.0545
Aug      0.0545
Sep      0.0545
Oct      0.0545
Nov      0.0545

Line Chart:
Share Price Performance -- Weekly Closing Price
12/01/06                      16.9
                              16.9
                              16.81
                              16.99
                              16.9
                              16.9
                              16.99
                              16.87
                              16.9
                              16.85
                              16.85
                              16.85
                              16.85
                              16.8
                              16.8
                              16.9
                              17
                              17
                              17
                              17
                              17
                              17.01
                              17.01
                              16.99
                              16.99
                              16.9
                              16.9
                              16.99
                              17.01
                              16.85
                              16.4
                              16.4
                              16.31
                              16.29
                              16.18
                              16.18
                              16.2
                              16.37
                              16.17
                              16.1636
                              16.01
                              16.08
                              16.22
                              16.23
                              16.23
                              16.23
                              16
                              16
                              16.01
                              16.01
                              16.01
                              16
                              16.03
                              16.05
                              16.05
                              16.15
                              16.3
                              16.47
                              16.72
                              16.6
                              16.6
                              16.53
                              16.53
                              16.39
                              16.75
                              17
                              17.06
                              16.82
                              16.65
                              16.63
                              16.63
                              16.62
                              16.48
                              16.53
                              16.53
                              16.2
                              16.27
                              16.27
                              16.21
                              16.11
                              16.11
                              16.11
                              16.11
                              16.11
                              16.2
                              16.4
                              16.22
                              16.5
                              16.62
                              16.59
                              16.65
                              16.65
                              16.71
                              16.43
                              16.62
                              16.7
                              16.71
                              16.47
                              16.47
                              16.47
                              16.43
                              16.43
                              16.43
                              16.43
                              16.64
                              16.855
                              16.93
                              16.894
                              16.87
                              17.15
                              17.12
                              17.07
                              17.03
                              17
                              16.95
                              16.87
                              16.87
                              16.87
                              16.84
                              16.8
                              16.3704
                              16.58
                              16.59
                              16.59
                              16.56
                              16.56
                              16.66
                              16.66
                              16.47
                              16.4
                              16.4
                              16.4
                              15.7
                              15.42
                              15.47
                              15.5
                              15.52
                              15.47
                              15.47
                              15.37
                              15.43
                              15.33
                              15.3
                              15.3
                              15.3
                              15.35
                              15.35
                              15.27
                              15.25
                              15.0001
                              15.09
                              14.99
                              15.11
                              15.1
                              15.16
                              15.06
                              14.84
                              14.77
                              14.7882
                              14.627
                              14.55
                              14.45
                              14.52
                              14.5
                              14.25
                              14.3
                              14.76
                              14.76
                              14.51
                              14.43
                              14.42
                              14.42
                              14.42
                              14.42
                              14.41
                              14.17
                              14.14
                              14.1
                              14.1
                              14
                              13.848
                              13.98
                              13.9
                              14.31
                              14.27
                              14.04
                              14.19
                              14.27
                              14.1
                              14.15
                              14.1
                              14.1
                              14.16
                              14.1001
                              14.34
                              14.36
                              14.55
                              14.39
                              14.39
                              14.39
                              14.39
                              14.52
                              14.45
                              14.45
                              14.45
                              14.44
                              14.04
                              14.05
                              14.05
                              14.03
                              14.03
                              14.05
                              14.1185
                              14.03
                              14.1
                              14.04
                              14.1975
                              14.25
                              14.22
                              14.22
                              14.1
                              14
                              14.1
                              14.15
                              14.17
                              14.2
                              14.25
                              14.25
                              14.14
                              14.16
                              14.15
                              14.22
                              14.3
                              14.3
                              14.2
                              14.47
                              14.57
                              14.7
                              14.25
                              14.15
                              14.15
                              14.15
                              14.15
                              14.43
                              14.43
                              14.44
                              14.44
                              14.54
                              14.48
                              14.35
                              14.15
                              14.15
                              14.2
                              14.15
11/30/07                      14.2

FUND SNAPSHOT
------------------------------------
Common Share Price            $14.20
------------------------------------
Common Share
Net Asset Value               $14.07
------------------------------------
Premium/(Discount) to NAV      0.92%
------------------------------------
Market Yield                   4.61%
------------------------------------
Taxable-Equivalent Yield2      6.81%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $32,397
------------------------------------
Average Effective Maturity
on Securities (Years)          15.33
------------------------------------
Leverage-Adjusted Duration      9.61
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 5/20/93)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)  -12.25%         0.92%
------------------------------------
1-Year        -12.03%         0.00%
------------------------------------
5-Year          2.97%         5.18%
------------------------------------
10-Year         5.47%         5.68%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/General         19.0%
------------------------------------
U.S. Guaranteed                17.4%
------------------------------------
Tax Obligation/Limited         16.7%
------------------------------------
Health Care                    13.0%
------------------------------------
Water and Sewer                 9.8%
------------------------------------
Housing/Single Family           5.7%
------------------------------------
Long-Term Care                  5.4%
------------------------------------
Other                          13.0%
------------------------------------

1 The percentage of AAA ratings shown in the foregoing chart reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of November 30, 2007. As explained earlier in the Portfolio Managers' Comments section of this report, one rating agency has reduced the rating for AMBAC to AA, and one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the portfolio rated AAA from the percentage shown in the foregoing chart.

2 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.3%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

3 The Fund paid shareholders a capital gains distribution in December 2006 of $0.0048 per share.

NTC
NFC
NGK


Shareholder MEETING REPORT

The annual meeting of shareholders was held in the offices of Nuveen Investments on October 12, 2007.

                                                  NTC                               NFC                              NGK
------------------------------------------------------------------------------------------------------------------------------------
TO APPROVE A NEW INVESTMENT
MANAGEMENT AGREEMENT:
                                        Common and                        Common and                      Common and
                                     MuniPreferred  MuniPreferred      MuniPreferred  MuniPreferred     MuniPreferred  MuniPreferred
                                     shares voting  shares voting      shares voting  shares voting     shares voting  shares voting
                                          together       together           together       together          together       together
                                        as a class     as a class         as a class     as a class        as a class     as a class
------------------------------------------------------------------------------------------------------------------------------------
   For                                   2,742,129             --          1,352,640             --         1,226,482             --
   Against                                  90,160             --             44,156             --            63,446             --
   Abstain                                  84,429             --             45,082             --            25,929             --
   Broker Non-Votes                      1,035,545             --            456,203             --           465,577             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                 3,952,263             --          1,898,081             --         1,781,434             --
====================================================================================================================================
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:

William J. Schneider
   For                                          --          1,026                 --            532                --            479
   Withhold                                     --              4                 --             16                --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                        --          1,030                 --            548                --            479
====================================================================================================================================
Timothy R. Schwertfeger
   For                                          --          1,026                 --            532                --            479
   Withhold                                     --              4                 --             16                --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                        --          1,030                 --            548                --            479
====================================================================================================================================
Judith M. Stockdale
   For                                   3,856,847             --          1,815,721             --         1,713,026             --
   Withhold                                 95,416             --             82,360             --            68,408             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                 3,952,263             --          1,898,081             --         1,781,434             --
====================================================================================================================================
Carole E. Stone
   For                                   3,855,447             --          1,815,721             --         1,713,026             --
   Withhold                                 96,816             --             82,360             --            68,408             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                 3,952,263             --          1,898,081             --         1,781,434             --
====================================================================================================================================
TO RATIFY THE SELECTION OF ERNST & YOUNG LLP
AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM FOR THE CURRENT FISCAL YEAR:

   For                                   3,836,590             --          1,854,407             --         1,732,586             --
   Against                                  49,981             --             31,921             --            40,574             --
   Abstain                                  65,692             --             11,753             --             8,274             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                 3,952,263             --          1,898,081             --         1,781,434             --
====================================================================================================================================

NGO
NMT
NMB

                                                  NGO                               NMT                              NMB
------------------------------------------------------------------------------------------------------------------------------------
TO APPROVE A NEW INVESTMENT
MANAGEMENT AGREEMENT:
                                        Common and                        Common and                      Common and
                                     MuniPreferred  MuniPreferred      MuniPreferred  MuniPreferred     MuniPreferred  MuniPreferred
                                     shares voting  shares voting      shares voting  shares voting     shares voting  shares voting
                                          together       together           together       together          together       together
                                        as a class     as a class         as a class     as a class        as a class     as a class
------------------------------------------------------------------------------------------------------------------------------------
   For                                   2,239,869             --          2,294,927             --         1,044,182             --
   Against                                  84,016             --             92,820             --            15,453             --
   Abstain                                  54,694             --             51,187             --            50,996             --
   Broker Non-Votes                        908,206             --            746,991             --           361,824             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                 3,286,785             --          3,185,925             --         1,472,455             --
====================================================================================================================================
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:

William J. Schneider
   For                                          --            948                 --            834                --            374
   Withhold                                     --             --                 --              7                --             10
------------------------------------------------------------------------------------------------------------------------------------
   Total                                        --            948                 --            841                --            384
====================================================================================================================================
Timothy R. Schwertfeger
   For                                          --            948                 --            834                --            374
   Withhold                                     --             --                 --              7                --             10
------------------------------------------------------------------------------------------------------------------------------------
   Total                                        --            948                 --            841                --            384
====================================================================================================================================
Judith M. Stockdale
   For                                   3,216,622             --          3,119,206             --         1,426,097             --
   Withhold                                 70,163             --             66,719             --            46,358             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                 3,286,785             --          3,185,925             --         1,472,455             --
====================================================================================================================================
Carole E. Stone
   For                                   3,216,622             --          3,119,206             --         1,426,097             --
   Withhold                                 70,163             --             66,719             --            46,358             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                 3,286,785             --          3,185,925             --         1,472,455             --
====================================================================================================================================
TO RATIFY THE SELECTION OF ERNST & YOUNG LLP
AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM FOR THE CURRENT FISCAL YEAR:

   For                                   3,238,124             --          3,114,694             --         1,440,470             --
   Against                                  27,636             --             23,267             --             9,459             --
   Abstain                                  21,025             --             47,964             --            22,526             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                 3,286,785             --          3,185,925             --         1,472,455             --
====================================================================================================================================

NGX
NOM
Shareholder MEETING REPORT (continued)

                                                                                 NGX                              NOM
------------------------------------------------------------------------------------------------------------------------------------
TO APPROVE A NEW INVESTMENT
MANAGEMENT AGREEMENT:
                                                                          Common and                      Common and
                                                                       MuniPreferred  MuniPreferred     MuniPreferred  MuniPreferred
                                                                       shares voting  shares voting     shares voting  shares voting
                                                                            together       together          together       together
                                                                          as a class     as a class        as a class     as a class
------------------------------------------------------------------------------------------------------------------------------------
   For                                                                     1,254,166             --         1,239,500             --
   Against                                                                    29,147             --           338,969             --
   Abstain                                                                    25,707             --            36,275             --
   Broker Non-Votes                                                          462,836             --           255,086             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                   1,771,856             --         1,869,830             --
====================================================================================================================================
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:

William J. Schneider
   For                                                                            --            610                --            558
   Withhold                                                                       --             --                --             31
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                          --            610                --            589
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                            --            610                --            558
   Withhold                                                                       --             --                --             31
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                          --            610                --            589
====================================================================================================================================
Judith M. Stockdale
   For                                                                     1,745,774             --         1,513,746             --
   Withhold                                                                   26,082             --           356,084             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                   1,771,856             --         1,869,830             --
====================================================================================================================================
Carole E. Stone
   For                                                                     1,745,774             --         1,514,945             --
   Withhold                                                                   26,082             --           354,885             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                   1,771,856             --         1,869,830             --
====================================================================================================================================
TO RATIFY THE SELECTION OF ERNST & YOUNG LLP
AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM FOR THE CURRENT FISCAL YEAR:

   For                                                                     1,692,451             --         1,530,079             --
   Against                                                                    52,166             --           314,339             --
   Abstain                                                                    27,239             --            25,412             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                   1,771,856             --         1,869,830             --
====================================================================================================================================

NTC
Nuveen Connecticut Premium Income Municipal Fund
Portfolio of INVESTMENTS
                                                   November 30, 2007 (Unaudited)
    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.6% (1.7% OF TOTAL INVESTMENTS)

$         600   Guam Economic Development Authority, Tobacco Settlement               5/11 at 100.00        Baa3     $      573,102
                 Asset-Backed Bonds, Series 2001B, 5.500%, 5/15/41

        1,485   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB          1,450,741
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

------------------------------------------------------------------------------------------------------------------------------------
        2,085   Total Consumer Staples                                                                                    2,023,843
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 33.3% (21.9% OF TOTAL INVESTMENTS)

        1,595   Connecticut Health and Education Facilities Authority, Revenue        7/17 at 100.00         AAA          1,680,237
                 Bonds, Quinnipiac University, Series 2007-I, 5.000%, 7/01/25
                 (WI/DD, Settling 12/20/07) - MBIA Insured

        1,100   Connecticut Health and Education Facilities Authority, University     7/16 at 100.00          AA          1,110,549
                 of Hartford Revenue Bonds, Series 2006G, 5.250%, 7/01/36 -
                 RAAI Insured

          925   Connecticut Health and Educational Facilities Authority, Revenue      7/13 at 100.00         AAA            957,976
                 Bonds, Brunswick School, Series 2003B, 5.000%, 7/01/33 -
                 MBIA Insured

          200   Connecticut Health and Educational Facilities Authority, Revenue      7/16 at 100.00          AA            196,114
                 Bonds, Canterbury School, Series 2006B, 5.000%, 7/01/36 -
                 RAAI Insured

          500   Connecticut Health and Educational Facilities Authority, Revenue        No Opt. Call         AAA            544,735
                 Bonds, Connecticut State University System, Series 2003F,
                 5.000%, 11/01/13 - FSA Insured

          725   Connecticut Health and Educational Facilities Authority, Revenue      7/08 at 102.00         AAA            744,024
                 Bonds, Fairfield University, Series 1998H, 5.000%, 7/01/23 -
                 MBIA Insured

          750   Connecticut Health and Educational Facilities Authority, Revenue      7/09 at 101.00         Aaa            777,323
                 Bonds, Horace Bushnell Memorial Hall, Series 1999A,
                 5.625%, 7/01/29 - MBIA Insured

          640   Connecticut Health and Educational Facilities Authority, Revenue      1/08 at 100.00         AAA            644,179
                 Bonds, Loomis Chaffee School, Series 1996C, 5.500%, 7/01/16 -
                 MBIA Insured

          800   Connecticut Health and Educational Facilities Authority, Revenue        No Opt. Call         Aaa            893,944
                 Bonds, Loomis Chaffee School, Series 2005F, 5.250%, 7/01/19 -
                 AMBAC Insured

          270   Connecticut Health and Educational Facilities Authority, Revenue      7/17 at 100.00         AAA            276,078
                 Bonds, Renbrook School, Series 2007A, 5.000%, 7/01/37 -
                 AMBAC Insured

        1,375   Connecticut Health and Educational Facilities Authority, Revenue      7/14 at 100.00         AAA          1,461,735
                 Bonds, Trinity College, Series 2004H, 5.000%, 7/01/21 -
                 MBIA Insured

        2,000   Connecticut Health and Educational Facilities Authority, Revenue      7/12 at 101.00          AA          2,020,960
                 Bonds, University of Hartford, Series 2002E, 5.250%, 7/01/32 -
                 RAAI Insured

        1,500   Connecticut Health and Educational Facilities Authority, Revenue      7/09 at 100.00         AAA          1,527,945
                 Bonds, Yale University, Series 2002W, 5.125%, 7/01/27

        1,500   Connecticut Health and Educational Facilities Authority, Revenue      7/13 at 100.00         AAA          1,546,710
                 Bonds, Yale University, Series 2003X-1, 5.000%, 7/01/42

        3,550   Connecticut Health and Educational Facilities Authority, Revenue      7/16 at 100.00         AAA          3,709,854
                 Bonds, Yale University, Series 2007Z-1, 5.000%, 7/01/42

          315   Connecticut Higher Education Supplemental Loan Authority,            11/09 at 102.00         AAA            317,907
                 Revenue Bonds, Family Education Loan Program, Series 1999A,
                 6.000%, 11/15/18 - AMBAC Insured (Alternative Minimum Tax)

          690   Connecticut Higher Education Supplemental Loan Authority,            11/11 at 100.00         Aaa            710,576
                 Revenue Bonds, Family Education Loan Program, Series 2001A,
                 5.250%, 11/15/18 - MBIA Insured (Alternative Minimum Tax)


                                       21

NTC
Nuveen Connecticut Premium Income Municipal Fund (continued)
Portfolio of INVESTMENTS November 30, (2007) (Unaudited)
    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS (continued)

$         305   Connecticut State Health and Educational Facilities Authority,        7/17 at 100.00          AA     $      306,833
                 Revenue Bonds, Chase Collegiate School, Series 2007A,
                 5.000%, 7/01/27 - RAAI Insured

                University of Connecticut, General Obligation Bonds, Series 2004A:
        1,000    5.000%, 1/15/18 - MBIA Insured                                       1/14 at 100.00         AAA          1,067,800
        2,000    5.000%, 1/15/19 - MBIA Insured                                       1/14 at 100.00         AAA          2,135,600

        1,220   University of Connecticut, General Obligation Bonds, Series 2005A,    2/15 at 100.00         AAA          1,328,251
                 5.000%, 2/15/17 - FSA Insured

          685   University of Connecticut, General Obligation Bonds, Series 2006A,    2/16 at 100.00         AAA            730,758
                 5.000%, 2/15/23 - FGIC Insured

        1,000   University of Connecticut, Student Fee Revenue Refunding Bonds,      11/12 at 101.00         AAA          1,078,380
                 Series 2002A, 5.250%, 11/15/19 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       24,645   Total Education and Civic Organizations                                                                  25,768,468
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 16.5% (10.9% OF TOTAL INVESTMENTS)

                Connecticut Health and Educational Facilities Authority, Revenue
                Bonds, Bristol Hospital, Series 2002B:
          500    5.500%, 7/01/21 - RAAI Insured                                       7/12 at 101.00          AA            520,560
          700    5.500%, 7/01/32 - RAAI Insured                                       7/12 at 101.00          AA            719,005

          645   Connecticut Health and Educational Facilities Authority, Revenue      7/10 at 101.00          AA            673,851
                 Bonds, Eastern Connecticut Health Network, Series 2000A,
                 6.000%, 7/01/25 - RAAI Insured

                Connecticut Health and Educational Facilities Authority, Revenue
                Bonds, Griffin Hospital, Series 2005B:
          800    5.000%, 7/01/20 - RAAI Insured                                       7/15 at 100.00         Aa3            817,184
          500    5.000%, 7/01/23 - RAAI Insured                                       7/15 at 100.00         Aa3            505,640

          385   Connecticut Health and Educational Facilities Authority, Revenue      7/17 at 100.00          AA            382,875
                 Bonds, Hospital For Special Care, Series 2007C,
                 5.250%, 7/01/32 - RAAI Insured

        2,620   Connecticut Health and Educational Facilities Authority, Revenue      7/16 at 100.00         Aaa          2,690,740
                 Bonds, Middlesex Hospital, Series 2006, 5.000%, 7/01/32 -
                 FSA Insured

        2,000   Connecticut Health and Educational Facilities Authority, Revenue      7/09 at 101.00         Aaa          2,048,540
                 Bonds, Stamford Hospital, Series 1999G, 5.000%, 7/01/24 -
                 MBIA Insured

        1,395   Connecticut Health and Educational Facilities Authority, Revenue      7/16 at 100.00         AAA          1,425,718
                 Bonds, Yale-New Haven Hospital, Series 2006J-1,
                 5.000%, 7/01/31 - AMBAC Insured

        3,000   Connecticut Health and Educational Facilities Authority, Revenue      1/08 at 101.00         Aaa          3,032,430
                 Refunding Bonds, Middlesex Health Services, Series 1997H,
                 5.125%, 7/01/27 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       12,545   Total Health Care                                                                                        12,816,543
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 2.6% (1.7% OF TOTAL INVESTMENTS)

        1,000   Connecticut Housing Finance Authority, Housing Mortgage              12/09 at 100.00         AAA          1,029,830
                 Finance Program Bonds, Series 1999D-2, 6.200%, 11/15/41
                 (Alternative Minimum Tax)

        1,000   Connecticut Housing Finance Authority, Multifamily Housing           11/15 at 100.00         AAA            971,830
                 Mortgage Finance Program Bonds, Series 2006G-2,
                 4.800%, 11/15/27 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,000   Total Housing/Multifamily                                                                                 2,001,660
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 5.2% (3.4% OF TOTAL INVESTMENTS)

                Connecticut Housing Finance Authority, Housing Mortgage
                Finance Program Bonds, Series 2001C:
        1,000    5.300%, 11/15/33 (Alternative Minimum Tax)                          11/10 at 100.00         AAA          1,004,450
          500    5.450%, 11/15/43 (Alternative Minimum Tax)                          11/10 at 100.00         AAA            503,035

                Connecticut Housing Finance Authority, Housing Mortgage Finance
                Program Bonds, Series 2006-A1:
          205    4.700%, 11/15/26 (Alternative Minimum Tax)                          11/15 at 100.00         AAA            197,884
          220    4.800%, 11/15/31 (Alternative Minimum Tax)                          11/15 at 100.00         AAA            210,780


                                       22

    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------

                HOUSING/SINGLE FAMILY (continued)

$       2,100   Connecticut Housing Finance Authority, Housing Mortgage               5/16 at 100.00         AAA     $    2,119,698
                 Finance Program Bonds, Series 2006D, 4.650%, 11/15/27

------------------------------------------------------------------------------------------------------------------------------------
        4,025   Total Housing/Single Family                                                                               4,035,847
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 2.3% (1.5% OF TOTAL INVESTMENTS)

        1,750   Connecticut Resource Recovery Authority, Revenue Bonds,              12/11 at 102.00        Baa2          1,760,115
                 American Ref-Fuel Company of Southeastern Connecticut LP,
                 Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 6.1% (4.1% OF TOTAL INVESTMENTS)

          750   Connecticut Development Authority, First Mortgage Gross Revenue       4/08 at 101.00        BBB-            767,663
                 Refunding Healthcare Bonds, Church Homes Inc. -
                 Congregational Avery Heights, Series 1997, 5.700%, 4/01/12

          615   Connecticut Development Authority, First Mortgage Gross               9/09 at 102.00          AA            638,173
                 Revenue Refunding Healthcare Bonds, Connecticut Baptist
                 Homes Inc., Series 1999, 5.500%, 9/01/15 - RAAI Insured

                Connecticut Development Authority, Revenue Refunding Bonds,
                Duncaster Inc., Series 1999A:
        1,000    5.250%, 8/01/19 - RAAI Insured                                       2/10 at 102.00          AA          1,021,310
        1,000    5.375%, 8/01/24 - RAAI Insured                                       2/10 at 102.00          AA          1,017,720

        1,300   Connecticut Health and Educational Facilities Authority,              8/08 at 102.00         AAA          1,316,861
                 FHA-Insured Mortgage Revenue Bonds, Hebrew Home and
                 Hospital, Series 1999B, 5.200%, 8/01/38

------------------------------------------------------------------------------------------------------------------------------------
        4,665   Total Long-Term Care                                                                                      4,761,727
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 29.7% (19.6% OF TOTAL INVESTMENTS)

          750   Bridgeport, Connecticut, General Obligation Refunding Bonds,          8/12 at 100.00         Aaa            805,965
                 Series 2002A, 5.375%, 8/15/19 - FGIC Insured

        1,140   Capitol Region Education Council, Connecticut, Revenue Bonds,         4/08 at 100.00         BBB          1,142,223
                 Series 1995, 6.700%, 10/15/10

        3,015   Connecticut State, General Obligation Bonds, Series 2007B,              No Opt. Call          AA          3,325,605
                 5.000%, 5/01/16

        1,110   Connecticut, General Obligation Bonds, Series 2004C,                  4/14 at 100.00         AAA          1,169,307
                 5.000%, 4/01/23 - FGIC Insured

        2,000   Connecticut, General Obligation Bonds, Series 2006A,                 12/16 at 100.00          AA          2,082,780
                 4.750%, 12/15/24

        1,300   Connecticut, General Obligation Bonds, Series 2006C,                  6/16 at 100.00         AAA          1,389,544
                 5.000%, 6/01/23 - FSA Insured

                Hartford, Connecticut, General Obligation Bonds, Series 2005A:
          775    5.000%, 8/01/20 - FSA Insured                                        8/15 at 100.00         AAA            827,770
          525    4.375%, 8/01/24 - FSA Insured                                        8/15 at 100.00         AAA            525,992

          500   New Haven, Connecticut, General Obligation Bonds, Series 2006,       11/16 at 100.00         AAA            550,500
                 5.000%, 11/01/17 - AMBAC Insured

          500   North Haven, Connecticut, General Obligation Bonds,                     No Opt. Call         Aa2            551,605
                 Series 2006, 5.000%, 7/15/24

        1,860   Puerto Rico, General Obligation and Public Improvement Bonds,           No Opt. Call         AAA          2,099,308
                 Series 2001A, 5.500%, 7/01/20 - MBIA Insured

                Regional School District 16, Beacon Falls and Prospect,
                Connecticut, General Obligation Bonds, Series 2000:
          350    5.500%, 3/15/18 - FSA Insured                                        3/10 at 101.00         Aaa            367,668
          350    5.625%, 3/15/19 - FSA Insured                                        3/10 at 101.00         Aaa            368,701
          350    5.700%, 3/15/20 - FSA Insured                                        3/10 at 101.00         Aaa            369,415

        1,420   Regional School District 16, Connecticut, General Obligation          3/13 at 101.00         Aaa          1,532,464
                 Bonds, Series 2003, 5.000%, 3/15/16 - AMBAC Insured

        2,105   Stratford, Connecticut, General Obligation Bonds, Series 2002,        2/12 at 100.00         AAA          2,152,384
                 4.000%, 2/15/15 - FSA Insured

                Suffield, Connecticut, General Obligation Bonds, Series 2005:
          465    5.000%, 6/15/17                                                        No Opt. Call          AA            514,006
          460    5.000%, 6/15/19                                                        No Opt. Call          AA            509,142
        1,000    5.000%, 6/15/21                                                        No Opt. Call          AA          1,106,520

        1,500   West Hartford, Connecticut, General Obligation Bonds,                10/15 at 100.00         AAA          1,620,510
                 Series 2005B, 5.000%, 10/01/18

------------------------------------------------------------------------------------------------------------------------------------
       21,475   Total Tax Obligation/General                                                                             23,011,409
------------------------------------------------------------------------------------------------------------------------------------

                                       23

NTC
Nuveen Connecticut Premium Income Municipal Fund (continued)
Portfolio of INVESTMENTS November 30, (2007) (Unaudited)
    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/LIMITED - 21.6% (14.2% OF TOTAL INVESTMENTS)

                Connecticut Health and Educational Facilities Authority, Child Care
                Facilities Program Revenue Bonds, Series 2006F:
$       1,300    5.000%, 7/01/31 - AGC Insured                                        7/16 at 100.00         AAA     $    1,338,818
        1,000    5.000%, 7/01/36 - AGC Insured                                        7/16 at 100.00         AAA          1,024,150

        1,945   Connecticut Health and Educational Facilities Authority, Revenue      7/09 at 102.00         AAA          2,033,556
                 Bonds, Child Care Facilities Program, Series 1999C,
                 5.625%, 7/01/29 - AMBAC Insured

                Connecticut, Special Tax Obligation Transportation Infrastructure
                Purpose Bonds, Series 2002B:
        2,000    5.000%, 12/01/20 - AMBAC Insured                                    12/12 at 100.00         AAA          2,109,800
        1,000    5.000%, 12/01/21 - AMBAC Insured                                    12/12 at 100.00         AAA          1,049,560

          500   Connecticut, Special Tax Obligation Transportation Infrastructure     1/14 at 100.00         AAA            524,335
                 Purpose Bonds, Series 2003B, 5.000%, 1/01/23 - FGIC Insured

        1,750   Connecticut, Special Tax Obligation Transportation Infrastructure     8/17 at 100.00         AAA          1,853,793
                 Purpose Revenue Bonds, Series 2007A, 5.000%, 8/01/27 -
                 AMBAC Insured

                Puerto Rico Infrastructure Financing Authority, Special Tax
                Revenue Bonds, Series 2005A:
          960    0.000%, 7/01/32 - FGIC Insured                                         No Opt. Call         AAA            278,986
        2,615    0.000%, 7/01/33 - FGIC Insured                                         No Opt. Call         AAA            724,486

        2,000   Puerto Rico Municipal Finance Agency, Series 2002A,                   8/12 at 100.00         AAA          2,119,400
                 5.250%, 8/01/21 - FSA Insured

        2,400   Puerto Rico Municipal Finance Agency, Series 2005C,                   8/15 at 100.00         AAA          2,604,048
                 5.000%, 8/01/16 - FSA Insured

        1,000   Virgin Islands Public Finance Authority, Gross Receipts Taxes        10/14 at 100.00         AAA          1,089,660
                 Loan Note, Series 2003, 5.250%, 10/01/19 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       18,470   Total Tax Obligation/Limited                                                                             16,750,592
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 1.0% (0.6% OF TOTAL INVESTMENTS)

          750   Connecticut, General Airport Revenue Bonds, Bradley International     4/11 at 101.00         AAA            758,513
                 Airport, Series 2001A, 5.125%, 10/01/26 - FGIC Insured
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 11.7% (7.7% OF TOTAL INVESTMENTS) (4)

           50   Connecticut Health and Educational Facilities Authority, Revenue      7/10 at 101.00     N/R (4)             53,810
                 Bonds, Eastern Connecticut Health Network, Series 2000A,
                 6.000%, 7/01/25 (Pre-refunded 7/01/10) - RAAI Insured

          650   Connecticut Health and Educational Facilities Authority,              7/11 at 101.00      A2 (4)            705,705
                 Revenue Bonds, Loomis Chaffee School, Series 2001D,
                 5.500%, 7/01/23 (Pre-refunded 7/01/11)

           40   Connecticut, General Obligation Bonds, Series 1993E,                    No Opt. Call      AA (4)             44,396
                 6.000%, 3/15/12 (ETM)

        1,500   Connecticut, General Obligation Bonds, Series 2002B,                  6/12 at 100.00      AA (4)          1,642,410
                 5.500%, 6/15/21 (Pre-refunded 6/15/12)

        1,000   Hartford, Connecticut, Parking System Revenue Bonds,                  7/10 at 100.00    Baa2 (4)          1,076,080
                 Series 2000A, 6.400%, 7/01/20 (Pre-refunded 7/01/10)

          400   Northern Mariana Islands, General Obligation Bonds,                   6/10 at 100.00         AAA            426,584
                 Series 2000A, 6.000%, 6/01/20 (Pre-refunded 6/01/10) -
                 ACA Insured

        1,000   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          1,057,690
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40 (ETM)

          655   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA            683,656
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded 7/01/10)

        1,100   University of Connecticut, General Obligation Bonds,                  2/13 at 100.00         AAA          1,195,458
                 Series 2003A, 5.125%, 2/15/21 (Pre-refunded 2/15/13) -
                 MBIA Insured

        1,000   Virgin Islands Public Finance Authority, Gross Receipts Taxes        10/10 at 101.00    BBB+ (4)          1,097,450
                 Loan Note, Series 1999A, 6.500%, 10/01/24 (Pre-refunded 10/01/10)

        1,000   Waterbury, Connecticut, General Obligation Bonds, Series 2002A,       4/12 at 100.00         AAA          1,085,890
                 5.375%, 4/01/17 (Pre-refunded 4/01/12) - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        8,395   Total U.S. Guaranteed                                                                                     9,069,129
------------------------------------------------------------------------------------------------------------------------------------


                                       24

    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------

                UTILITIES - 7.1% (4.6% OF TOTAL INVESTMENTS)

$       1,575   Bristol Resource Recovery Facility Operating Committee,                 No Opt. Call         AAA     $    1,678,037
                 Connecticut, Solid Waste Revenue Bonds, Covanta Bristol Inc.,
                 Series 2005, 5.000%, 7/01/12 - AMBAC Insured

        1,070   Connceticut Development Authority, Solid Waste Disposal              11/12 at 100.00        Baa1          1,084,327
                 Facilities Revenue Bonds, PSEG Power LLC Project,
                 Series 2007A, 5.750%, 11/01/37 (Alternative Minimum Tax)

        1,000   Connecticut Development Authority, Pollution Control Revenue         10/08 at 102.00        Baa1          1,027,980
                 Refunding Bonds, Connecticut Light and Power Company,
                 Series 1993A, 5.850%, 9/01/28

                Eastern Connecticut Resource Recovery Authority, Solid Waste
                Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
          395    5.500%, 1/01/14 (Alternative Minimum Tax)                            1/08 at 100.00         BBB            394,332
        1,290    5.500%, 1/01/20 (Alternative Minimum Tax)                            1/08 at 100.00         BBB          1,285,317

------------------------------------------------------------------------------------------------------------------------------------
        5,330   Total Utilities                                                                                           5,469,993
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 12.2% (8.1% OF TOTAL INVESTMENTS)

          500   Connecticut Development Authority, Water Facility Revenue             9/17 at 100.00         AAA            499,200
                 Bonds, Aquarion Water Company Project, Series 200.7,
                 5.100%, 9/01/37 - XLCA Insured (Alternative Minimum Tax)

        1,185   Connecticut, State Revolving Fund General Revenue Bonds,             10/13 at 100.00         AAA          1,277,394
                 Series 2003A, 5.000%, 10/01/16

                Greater New Haven Water Pollution Control Authority,
                Connecticut, Regional Wastewater System Revenue Bonds, Series
                2005A:
        1,520    5.000%, 11/15/30 - MBIA Insured                                     11/15 at 100.00         AAA          1,586,348
        2,260    5.000%, 8/15/35 - MBIA Insured                                      11/15 at 100.00         AAA          2,349,406

                South Central Connecticut Regional Water Authority, Water
                System Revenue Bonds, Eighteenth Series 2003A:
        1,000    5.000%, 8/01/20 - MBIA Insured                                       8/13 at 100.00         AAA          1,057,240
        1,525    5.000%, 8/01/33 - MBIA Insured                                       8/13 at 100.00         AAA          1,579,275

        1,100   Stamford, Connecticut, Water Pollution Control System                11/13 at 100.00         AA+          1,132,967
                 and Facility Revenue Bonds, Series 2003A, 5.000%, 11/15/32

        9,090   Total Water and Sewer                                                                                     9,481,830

------------------------------------------------------------------------------------------------------------------------------------
$     115,225   Total Investments (cost $115,399,569) - 151.9%                                                          117,709,669
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (2.5)%                                                                   (1,915,633)
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.4)%                                                        (38,300,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $  77,494,036
                ====================================================================================================================

NTC
Nuveen Connecticut Premium Income Municipal Fund (continued)
Portfolio of INVESTMENTS November 30, (2007) (Unaudited)

FORWARD SWAPS OUTSTANDING AT NOVEMBER 30, 2007:
                                     FUND                                        FIXED RATE                              UNREALIZED
                  NOTIONAL    PAY/RECEIVE        FLOATING RATE   FIXED RATE         PAYMENT    EFFECTIVE  TERMINATION  APPRECIATION
COUNTERPARTY        AMOUNT  FLOATING RATE                INDEX  (ANNUALIZED)      FREQUENCY      DATE (5)        DATE (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan        $1,250,000            Pay    3-Month USD LIBOR        5.388%  Semi-Annually      4/25/08      4/25/35      $ 86,391
Morgan Stanley   1,000,000            Pay    3-Month USD LIBOR        5.559   Semi-Annually      4/23/08      4/23/23        80,743
Royal Bank
 of Canada       2,900,000            Pay                 SIFM        4.335       Quarterly      8/06/08      8/06/37       248,788
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $415,922
====================================================================================================================================
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)
SIFM - The daily arithmetic average of the weekly SIFM (Securities Industry and
Financial Markets) Municipal Swap Index.

                    The Fund may invest in "zero coupon" securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The AAA ratings shown in the Portfolio of Investments reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of November 30, 2007. As explained earlier in the Portfolio Managers' Comments section of this report, one rating agency has reduced the rating for AMBAC to AA, and one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (5) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

               N/R  Not rated.

             WI/DD  Purchased on a when-issued or delayed delivery basis.

             (ETM)  Escrowed to maturity.

                                 See accompanying notes to financial statements.

NFC
Nuveen Connecticut Dividend Advantage Municipal Fund
Portfolio of INVESTMENTS
                                                   November 30, 2007 (Unaudited)
    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CONSUMER STAPLES - 4.5% (2.9% OF TOTAL INVESTMENTS)

                Guam Economic Development Authority, Tobacco Settlement
                Asset-Backed Bonds, Series 2001A:
$          25    5.000%, 5/15/22                                                      5/11 at 100.00        Baa3     $       24,620
          500    5.400%, 5/15/31                                                      5/11 at 100.00        Baa3            476,800

        1,270   Guam Economic Development Authority, Tobacco Settlement               5/11 at 100.00        Baa3          1,213,066
                 Asset-Backed Bonds, Series 2001B, 5.500%, 5/15/41

------------------------------------------------------------------------------------------------------------------------------------
        1,795   Total Consumer Staples                                                                                    1,714,486
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 29.4% (19.2% OF TOTAL INVESTMENTS)

          795   Connecticut Health and Education Facilities Authority, Revenue        7/17 at 100.00         AAA            837,485
                 Bonds, Quinnipiac University, Series 2007-I, 5.000%, 7/01/25
                 (WI/DD, Settling 12/20/07) - MBIA Insured

          500   Connecticut Health and Education Facilities Authority, University     7/16 at 100.00          AA            504,795
                 of Hartford Revenue Bonds, Series 2006G, 5.250%, 7/01/36 -
                 RAAI Insured

          100   Connecticut Health and Educational Facilities Authority, Revenue      7/16 at 100.00          AA             98,057
                 Bonds, Canterbury School, Series 2006B, 5.000%, 7/01/36 -
                 RAAI Insured

          500   Connecticut Health and Educational Facilities Authority, Revenue        No Opt. Call         AAA            544,735
                 Bonds, Connecticut State University System, Series 2003F,
                 5.000%, 11/01/13 - FSA Insured

          440   Connecticut Health and Educational Facilities Authority, Revenue        No Opt. Call         Aaa            490,494
                 Bonds, Loomis Chaffee School, Series 2005F, 5.250%, 7/01/18 -
                 AMBAC Insured

          130   Connecticut Health and Educational Facilities Authority, Revenue      7/17 at 100.00         AAA            132,926
                 Bonds, Renbrook School, Series 2007A, 5.000%, 7/01/37 -
                 AMBAC Insured

           50   Connecticut Health and Educational Facilities Authority, Revenue      7/08 at 101.00          AA             50,034
                 Bonds, Sacred Heart University, Series 1998E, 5.000%, 7/01/28 -
                 RAAI Insured

          350   Connecticut Health and Educational Facilities Authority, Revenue      7/14 at 100.00         AAA            379,239
                 Bonds, Trinity College, Series 2004H, 5.000%, 7/01/17 -
                 MBIA Insured

        1,000   Connecticut Health and Educational Facilities Authority, Revenue      7/12 at 101.00          AA          1,010,480
                 Bonds, University of Hartford, Series 2002E, 5.250%, 7/01/32 -
                 RAAI Insured

        1,000   Connecticut Health and Educational Facilities Authority, Revenue      7/09 at 100.00         AAA          1,018,630
                 Bonds, Yale University, Series 2002W, 5.125%, 7/01/27

          500   Connecticut Health and Educational Facilities Authority, Revenue      7/13 at 100.00         AAA            515,570
                 Bonds, Yale University, Series 2003X-1, 5.000%, 7/01/42

        1,800   Connecticut Health and Educational Facilities Authority, Revenue      7/16 at 100.00         AAA          1,881,054
                 Bonds, Yale University, Series 2007Z-1, 5.000%, 7/01/42

          535   Connecticut Higher Education Supplemental Loan Authority,            11/11 at 100.00         Aaa            550,954
                 Revenue Bonds, Family Education Loan Program, Series 2001A,
                 5.250%, 11/15/18 - MBIA Insured (Alternative Minimum Tax)

          150   Connecticut State Health and Educational Facilities Authority,        7/17 at 100.00          AA            150,902
                 Revenue Bonds, Chase Collegiate School, Series 2007A,
                 5.000%, 7/01/27 - RAAI Insured

                Puerto Rico Industrial, Tourist, Educational, Medical and
                Environmental Control Facilities Financing Authority, Higher
                Education Revenue Bonds, Ana G. Mendez University System,
                Series 1999:
          125    5.375%, 2/01/19                                                      2/09 at 101.00        BBB-            126,733
          270    5.375%, 2/01/29                                                      2/09 at 101.00        BBB-            270,057


                                       27

NFC
Nuveen Connecticut Dividend Advantage Municipal Fund (continued)
Portfolio of INVESTMENTS November 30, (2007) (Unaudited)
    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------

                EDUCATION AND CIVIC ORGANIZATIONS (continued)

                University of Connecticut, General Obligation Bonds, Series 2001A:
$       1,000    4.750%, 4/01/20                                                      4/11 at 101.00          AA     $    1,034,160
        1,000    4.750%, 4/01/21 - MBIA Insured                                       4/11 at 101.00          AA          1,030,540

          585   University of Connecticut, General Obligation Bonds,                  2/16 at 100.00         AAA            624,078
                 Series 2006A, 5.000%, 2/15/23 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       10,830   Total Education and Civic Organizations                                                                  11,250,923
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 11.7% (7.7% OF TOTAL INVESTMENTS)

        1,400   Connecticut Health and Educational Facilities Authority,              7/12 at 101.00          AA          1,438,010
                 Revenue Bonds, Bristol Hospital, Series 2002B,
                 5.500%, 7/01/32 - RAAI Insured

                Connecticut Health and Educational Facilities Authority, Revenue
                Bonds, Griffin Hospital, Series 2005B:
          500    5.000%, 7/01/20 - RAAI Insured                                       7/15 at 100.00         Aa3            510,740
          250    5.000%, 7/01/23 - RAAI Insured                                       7/15 at 100.00         Aa3            252,820

          185   Connecticut Health and Educational Facilities Authority,              7/17 at 100.00          AA            183,979
                 Revenue Bonds, Hospital For Special Care, Series 2007C,
                 5.250%, 7/01/32 - RAAI Insured

           60   Connecticut Health and Educational Facilities Authority, Revenue      7/16 at 100.00         Aaa             61,620
                 Bonds, Middlesex Hospital, Series 2006, 5.000%, 7/01/32 -
                 FSA Insured

          125   Connecticut Health and Educational Facilities Authority, Revenue      7/09 at 101.00         Aaa            128,034
                 Bonds, Stamford Hospital, Series 1999G, 5.000%, 7/01/24 -
                 MBIA Insured

        1,870   Connecticut Health and Educational Facilities Authority, Revenue      7/16 at 100.00         AAA          1,911,177
                 Bonds, Yale-New Haven Hospital, Series 2006J-1,
                 5.000%, 7/01/31 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        4,390   Total Health Care                                                                                         4,486,380
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 3.2% (2.1% OF TOTAL INVESTMENTS)

          500   Connecticut Housing Finance Authority, Multifamily Housing           11/15 at 100.00         AAA            485,915
                 Mortgage Finance Program Bonds, Series 2006G-2,
                 4.800%, 11/15/27 (Alternative Minimum Tax)

          750   Stamford Housing Authority, Connecticut, Multifamily Housing            No Opt. Call          A-            755,160
                 Revenue Bonds, Fairfield Apartments, Series 1998,
                 4.750%, 12/01/28 (Mandatory put 12/01/08) (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,250   Total Housing/Multifamily                                                                                 1,241,075
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 5.1% (3.4% OF TOTAL INVESTMENTS)

                Connecticut Housing Finance Authority, Housing Mortgage Finance
                Program Bonds, Series 2001C:
        1,000    5.300%, 11/15/33 (Alternative Minimum Tax)                          11/10 at 100.00         AAA          1,004,450
          250    5.450%, 11/15/43 (Alternative Minimum Tax)                          11/10 at 100.00         AAA            251,518

          700   Connecticut Housing Finance Authority, Housing Mortgage Finance       5/16 at 100.00         AAA            706,566
                 Program Bonds, Series 2006D, 4.650%, 11/15/27

------------------------------------------------------------------------------------------------------------------------------------
        1,950   Total Housing/Single Family                                                                               1,962,534
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 2.7% (1.7% OF TOTAL INVESTMENTS)

        1,000   Connecticut Resource Recovery Authority, Revenue Bonds,              12/11 at 102.00        Baa2          1,005,780
                 American Ref-Fuel Company of Southeastern Connecticut LP,
                 Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 1.8% (1.1% OF TOTAL INVESTMENTS)

          300   Connecticut Development Authority, First Mortgage Gross              12/11 at 102.00        BBB+            310,365
                 Revenue Healthcare Bonds, Elim Park Baptist Home Inc.,
                 Series 2003, 5.750%, 12/01/23

          110   Connecticut Development Authority, First Mortgage Gross               4/08 at 101.00        BBB-            112,842
                 Revenue Refunding Healthcare Bonds, Church Homes Inc. -
                 Congregational Avery Heights, Series 1997, 5.800%, 4/01/21

          250   Connecticut State Development Authority, Health Facilities            8/17 at 100.00         N/R            233,453
                 Revenue Bonds, Alzheimer's Resource Center of Connecticut,
                 Inc., Series 2007, 5.500%, 8/15/27

------------------------------------------------------------------------------------------------------------------------------------
          660   Total Long-Term Care                                                                                        656,660
------------------------------------------------------------------------------------------------------------------------------------


                                       28

    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/GENERAL - 12.9% (8.4% OF TOTAL INVESTMENTS)

$         450   Connecticut State, General Obligation Bonds, Series 2007B,              No Opt. Call          AA     $      496,359
                 5.000%, 5/01/16

          560   Connecticut, General Obligation Bonds, Series 2004C,                  4/14 at 100.00         AAA            589,921
                 5.000%, 4/01/23 - FGIC Insured

          700   Connecticut, General Obligation Bonds, Series 2006A,                 12/16 at 100.00          AA            728,973
                 4.750%, 12/15/24

          400   Connecticut, General Obligation Bonds, Series 2006C,                  6/16 at 100.00         AAA            427,552
                 5.000%, 6/01/23 - FSA Insured

                Hartford, Connecticut, General Obligation Bonds, Series 2005A:
          360    5.000%, 8/01/21 - FSA Insured                                        8/15 at 100.00         AAA            382,846
          240    4.375%, 8/01/24 - FSA Insured                                        8/15 at 100.00         AAA            240,454

          400   North Haven, Connecticut, General Obligation Bonds,                     No Opt. Call         Aa2            441,284
                 Series 2006, 5.000%, 7/15/24

                Suffield, Connecticut, General Obligation Bonds, Series 2005:
          335    5.000%, 6/15/17                                                        No Opt. Call          AA            370,306
          335    5.000%, 6/15/19                                                        No Opt. Call          AA            370,788

          810   West Hartford, Connecticut, General Obligation Bonds,                10/15 at 100.00         AAA            875,075
                 Series 2005B, 5.000%, 10/01/18

------------------------------------------------------------------------------------------------------------------------------------
        4,590   Total Tax Obligation/General                                                                              4,923,558
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 25.8% (16.9% OF TOTAL INVESTMENTS)

                Connecticut Health and Educational Facilities Authority, Child
                Care Facilities Program Revenue Bonds, Series 2006F:
          650    5.000%, 7/01/31 - AGC Insured                                        7/16 at 100.00         AAA            669,409
          500    5.000%, 7/01/36 - AGC Insured                                        7/16 at 100.00         AAA            512,075

        1,000   Connecticut Health and Educational Facilities Authority, Revenue      7/08 at 105.00           A          1,059,950
                 Bonds, New Opportunities for Waterbury Inc., Series 1998A,
                 6.750%, 7/01/28

                Connecticut, Certificates of Participation, Juvenile Training
                School, Series 2001:
          600    5.000%, 12/15/20                                                    12/11 at 101.00         AA-            624,774
        1,000    5.000%, 12/15/30                                                    12/11 at 101.00         AA-          1,026,160

        1,475   Connecticut, Special Tax Obligation Transportation Infrastructure       No Opt. Call         AAA          1,622,471
                 Purpose Bonds, Series 1998B, 5.500%, 11/01/12 - FSA Insured

          900   Connecticut, Special Tax Obligation Transportation Infrastructure     8/17 at 100.00         AAA            953,379
                 Purpose Revenue Bonds, Series 2007A, 5.000%, 8/01/27 -
                 AMBAC Insured

          600   Puerto Rico Highway and Transportation Authority, Highway               No Opt. Call         AAA            648,060
                 Revenue Bonds, Series 2007N, 5.250%, 7/01/31 -
                 AMBAC Insured

          470   Puerto Rico Infrastructure Financing Authority, Special Tax             No Opt. Call         AAA            136,587
                 Revenue Bonds, Series 2005A, 0.000%, 7/01/32 - FGIC Insured

        1,200   Puerto Rico Municipal Finance Agency, Series 2005C,                   8/15 at 100.00         AAA          1,302,024
                 5.000%, 8/01/16 - FSA Insured

          750   Virgin Islands Public Finance Authority, Gross Receipts Taxes        10/10 at 101.00        BBB+            808,680
                 Loan Note, Series 1999A, 6.375%, 10/01/19

          500   Virgin Islands Public Finance Authority, Senior Lien Revenue         10/08 at 101.00          AA            509,565
                 Refunding Bonds, Matching Fund Loan Note, Series 1998A,
                 5.500%, 10/01/18 - RAAI Insured

------------------------------------------------------------------------------------------------------------------------------------
        9,645   Total Tax Obligation/Limited                                                                              9,873,134
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 6.6% (4.3% OF TOTAL INVESTMENTS)

        2,500   Connecticut, General Airport Revenue Bonds, Bradley                   4/11 at 101.00         AAA          2,528,373
                 International Airport, Series 2001A, 5.125%, 10/01/26 -
                 FGIC Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 30.4% (19.9% OF TOTAL INVESTMENTS) (4)

        1,000   Connecticut Health and Educational Facilities Authority, Revenue      7/11 at 101.00      A2 (4)          1,085,700
                 Bonds, Loomis Chaffee School, Series 2001D, 5.500%, 7/01/23
                 (Pre-refunded 7/01/11)

        2,000   Connecticut, Clean Water Fund Revenue Bonds, Series 2001,            10/11 at 100.00         AAA          2,165,100
                 5.500%, 10/01/20 (Pre-refunded 10/01/11)

          500   Connecticut, General Obligation Bonds, Series 2002B,                  6/12 at 100.00      AA (4)            547,470
                 5.500%, 6/15/21 (Pre-refunded 6/15/12)


                                       29

NFC
Nuveen Connecticut Dividend Advantage Municipal Fund (continued)
Portfolio of INVESTMENTS November 30, (2007) (Unaudited)
    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$         500   East Lyme, Connecticut, General Obligation Bonds, Series 2001,        7/11 at 102.00         Aaa     $      541,320
                 5.125%, 7/15/20 (Pre-refunded 7/15/11) - FGIC Insured

          220   New Haven, Connecticut, General Obligation Bonds, Series 2001A,      11/11 at 100.00         AAA            232,731
                 5.000%, 11/01/20 (Pre-refunded 11/01/11) - FGIC Insured

          250   Northern Mariana Islands, General Obligation Bonds,                   6/10 at 100.00         AAA            266,615
                 Series 2000A, 6.000%, 6/01/20 (Pre-refunded 6/01/10) -
                 ACA Insured

        1,975   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/10 at 101.00         AAA          2,093,619
                 Series 2000HH, 5.250%, 7/01/29 (Pre-refunded 7/01/10) -
                 FSA Insured

                Puerto Rico Infrastructure Financing Authority, Special Obligation
                Bonds, Series 2000A:
        1,425    5.500%, 10/01/32 (ETM)                                              10/10 at 101.00         AAA          1,509,189
        1,300    5.500%, 10/01/40 (ETM)                                              10/10 at 101.00         AAA          1,374,997

          320   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA            334,000
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded 7/01/10)

        1,000   Waterbury, Connecticut, General Obligation Bonds, Series 2002A,       4/12 at 100.00         AAA          1,085,890
                 5.375%, 4/01/17 (Pre-refunded 4/01/12) - FSA Insured

          370   Windsor, Connecticut, General Obligation Bonds, Series 2001,          7/09 at 100.00     Aa2 (4)            379,949
                 5.000%, 7/15/20 (Pre-refunded 7/15/09)

------------------------------------------------------------------------------------------------------------------------------------
       10,860   Total U.S. Guaranteed                                                                                    11,616,580
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 5.4% (3.6% OF TOTAL INVESTMENTS)

          560   Connceticut Development Authority, Solid Waste Disposal Facilities   11/12 at 100.00        Baa1            567,498
                 Revenue Bonds, PSEG Power LLC Project, Series 2007A,
                 5.750%, 11/01/37 (Alternative Minimum Tax)

          500   Connecticut Development Authority, Pollution Control Revenue         10/08 at 102.00        Baa1            513,990
                 Refunding Bonds, Connecticut Light and Power Company,
                 Series 1993A, 5.850%, 9/01/28
        1,000   Eastern Connecticut Resource Recovery Authority, Solid Waste          1/08 at 100.00         BBB            998,310
                 Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A,
                 5.500%, 1/01/14 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,060   Total Utilities                                                                                           2,079,798
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 13.4% (8.8% OF TOTAL INVESTMENTS)

          255   Connecticut Development Authority, Water Facility Revenue             9/17 at 100.00         AAA            254,592
                 Bonds, Aquarion Water Company Project, Series 200.7,
                 5.100%, 9/01/37 - XLCA Insured (Alternative Minimum Tax)

        1,185   Connecticut, State Revolving Fund General Revenue Bonds,             10/13 at 100.00         AAA          1,277,394
                 Series 2003A, 5.000%, 10/01/16

                Greater New Haven Water Pollution Control Authority,
                Connecticut, Regional Wastewater System Revenue Bonds, Series
                2005A:
          720    5.000%, 11/15/30 - MBIA Insured                                     11/15 at 100.00         AAA            751,428
        1,110    5.000%, 8/15/35 - MBIA Insured                                      11/15 at 100.00         AAA          1,153,912


                                       30

    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$         140   Guam Government Waterworks Authority, Water and Wastewater            7/15 at 100.00         Ba2     $      147,253
                 System Revenue Bonds, Series 2005, 6.000%, 7/01/25

                South Central Connecticut Regional Water Authority, Water System
                Revenue Bonds, Eighteenth Series 2003A:
          750    5.000%, 8/01/20 - MBIA Insured                                       8/13 at 100.00         AAA            792,930
          720    5.000%, 8/01/33 - MBIA Insured                                       8/13 at 100.00         AAA            745,625

------------------------------------------------------------------------------------------------------------------------------------
        4,880   Total Water and Sewer                                                                                     5,123,134
------------------------------------------------------------------------------------------------------------------------------------
$      56,410   Total Investments (cost $57,244,262) - 152.9%                                                            58,462,415
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (1.9)%                                                                     (730,069)
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.0)%                                                        (19,500,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $  38,232,346
                ====================================================================================================================

FORWARD SWAPS OUTSTANDING AT NOVEMBER 30, 2007:
                                     FUND                                        FIXED RATE                              UNREALIZED
                  NOTIONAL    PAY/RECEIVE        FLOATING RATE   FIXED RATE         PAYMENT    EFFECTIVE  TERMINATION  APPRECIATION
COUNTERPARTY        AMOUNT  FLOATING RATE                INDEX  (ANNUALIZED)      FREQUENCY      DATE (5)        DATE (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan        $1,000,000            Pay    3-Month USD LIBOR        5.388%  Semi-Annually      4/25/08      4/25/35      $ 69,113
Morgan Stanley     650,000            Pay    3-Month USD LIBOR        5.559   Semi-Annually      4/23/08      4/23/23        52,483
Royal Bank
 of Canada       1,900,000            Pay                 SIFM        4.335       Quarterly      8/06/08      8/06/37       162,999
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $284,595
====================================================================================================================================
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)
SIFM - The daily arithmetic average of the weekly SIFM (Securities Industry and
Financial Markets) Municipal Swap Index.

                    The Fund may invest in "zero coupon" securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The AAA ratings shown in the Portfolio of Investments reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of November 30, 2007. As explained earlier in the Portfolio Managers' Comments section of this report, one rating agency has reduced the rating for AMBAC to AA, and one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (5) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

               N/R  Not rated.

             WI/DD  Purchased on a when-issued or delayed delivery basis.

             (ETM)  Escrowed to maturity.

                                See  accompanying notes to financial statements.

NGK
Nuveen Connecticut Dividend Advantage Municipal Fund 2
Portfolio of INVESTMENTS
                                                   November 30, 2007 (Unaudited)
    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.7% (1.9% OF TOTAL INVESTMENTS)

$         250   Guam Economic Development Authority, Tobacco Settlement               5/11 at 100.00        Baa3     $      238,793
                 Asset-Backed Bonds, Series 2001B, 5.500%, 5/15/41

          750   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB            732,698
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

------------------------------------------------------------------------------------------------------------------------------------
        1,000   Total Consumer Staples                                                                                      971,491
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 26.5% (17.0% OF TOTAL INVESTMENTS)

          715   Connecticut Health and Education Facilities Authority, Revenue        7/17 at 100.00         AAA            753,210
                 Bonds, Quinnipiac University, Series 2007-I, 5.000%, 7/01/25
                 (WI/DD, Settling 12/20/07) - MBIA Insured

          500   Connecticut Health and Education Facilities Authority, University     7/16 at 100.00          AA            504,795
                 of Hartford Revenue Bonds, Series 2006G, 5.250%, 7/01/36 -
                 RAAI Insured

          100   Connecticut Health and Educational Facilities Authority, Revenue      7/16 at 100.00          AA             98,057
                 Bonds, Canterbury School, Series 2006B, 5.000%, 7/01/36 -
                 RAAI Insured

           95   Connecticut Health and Educational Facilities Authority, Revenue      7/08 at 102.00         AAA             97,493
                 Bonds, Fairfield University, Series 1998H, 5.000%, 7/01/23 -
                 MBIA Insured

          500   Connecticut Health and Educational Facilities Authority, Revenue      7/08 at 101.00         AAA            508,540
                 Bonds, Hopkins School, Series 1998A, 5.000%, 7/01/20 -
                 AMBAC Insured

          215   Connecticut Health and Educational Facilities Authority, Revenue      1/15 at 100.00         Aaa            234,023
                 Bonds, Kent School, Series 2004D, 5.000%, 7/01/15 -
                 MBIA Insured

          310   Connecticut Health and Educational Facilities Authority, Revenue        No Opt. Call         Aaa            346,403
                 Bonds, Loomis Chaffee School, Series 2005F, 5.250%, 7/01/19 -
                 AMBAC Insured

          120   Connecticut Health and Educational Facilities Authority, Revenue      7/17 at 100.00         AAA            122,701
                 Bonds, Renbrook School, Series 2007A, 5.000%, 7/01/37 -
                 AMBAC Insured

                Connecticut Health and Educational Facilities Authority, Revenue
                Bonds, University of Hartford, Series 2002E:
          590    5.500%, 7/01/22 - RAAI Insured                                       7/12 at 101.00          AA            613,765
        1,000    5.250%, 7/01/32 - RAAI Insured                                       7/12 at 101.00          AA          1,010,480

        1,000   Connecticut Health and Educational Facilities Authority, Revenue      7/09 at 100.00         AAA          1,018,630
                 Bonds, Yale University, Series 2002W, 5.125%, 7/01/27

          500   Connecticut Health and Educational Facilities Authority, Revenue      7/13 at 100.00         AAA            515,570
                 Bonds, Yale University, Series 2003X-1, 5.000%, 7/01/42

        1,600   Connecticut Health and Educational Facilities Authority, Revenue      7/16 at 100.00         AAA          1,672,048
                 Bonds, Yale University, Series 2007Z-1, 5.000%, 7/01/42

          135   Connecticut State Health and Educational Facilities Authority,        7/17 at 100.00          AA            135,811
                 Revenue Bonds, Chase Collegiate School, Series 2007A,
                 5.000%, 7/01/27 - RAAI Insured

                University of Connecticut, General Obligation Bonds, Series 2006A:
          450    5.000%, 2/15/19 - FGIC Insured                                       2/16 at 100.00         AAA            487,913
          490    5.000%, 2/15/23 - FGIC Insured                                       2/16 at 100.00         AAA            522,732

          500   University of Connecticut, Student Fee Revenue Refunding Bonds,      11/12 at 101.00         AAA            535,475
                 Series 2002A, 5.250%, 11/15/22 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
        8,820   Total Education and Civic Organizations                                                                   9,177,646
------------------------------------------------------------------------------------------------------------------------------------

                                       32

    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE - 13.4% (8.6% OF TOTAL INVESTMENTS)

$         300   Connecticut Health and Educational Facilities Authority, Revenue      7/12 at 101.00          AA     $      308,145
                 Bonds, Bristol Hospital, Series 2002B, 5.500%, 7/01/32 -
                 RAAI Insured

                Connecticut Health and Educational Facilities Authority, Revenue
                Bonds, Eastern Connecticut Health Network, Series 2000A:
           20    6.125%, 7/01/20 - RAAI Insured                                       7/10 at 101.00          AA             20,955
           65    6.000%, 7/01/25 - RAAI Insured                                       7/10 at 101.00          AA             67,907

                Connecticut Health and Educational Facilities Authority, Revenue
                Bonds, Griffin Hospital, Series 2005B:
          300    5.000%, 7/01/20 - RAAI Insured                                       7/15 at 100.00         Aa3            306,444
          300    5.000%, 7/01/23 - RAAI Insured                                       7/15 at 100.00         Aa3            303,384

          170   Connecticut Health and Educational Facilities Authority, Revenue      7/17 at 100.00          AA            169,062
                 Bonds, Hospital For Special Care, Series 2007C,
                 5.250%, 7/01/32 - RAAI Insured

        1,190   Connecticut Health and Educational Facilities Authority, Revenue      7/16 at 100.00         Aaa          1,222,130
                 Bonds, Middlesex Hospital, Series 2006, 5.000%, 7/01/32 -
                 FSA Insured

        1,000   Connecticut Health and Educational Facilities Authority, Revenue      7/12 at 101.00          AA          1,011,120
                 Bonds, St. Francis Hospital and Medical Center, Series 2002D,
                 5.000%, 7/01/22 - RAAI Insured

           25   Connecticut Health and Educational Facilities Authority, Revenue      7/09 at 101.00         Aaa             25,683
                 Bonds, Stamford Hospital, Series 1999G, 5.000%, 7/01/18 -
                 MBIA Insured

        1,170   Connecticut Health and Educational Facilities Authority, Revenue      7/16 at 100.00         AAA          1,195,763
                 Bonds, Yale-New Haven Hospital, Series 2006J-1,
                 5.000%, 7/01/31 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        4,540   Total Health Care                                                                                         4,630,593
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 2.8% (1.8% OF TOTAL INVESTMENTS)

          500   Connecticut Housing Finance Authority, Multifamily Housing           11/15 at 100.00         AAA            485,915
                 Mortgage Finance Program Bonds, Series 2006G-2,
                 4.800%, 11/15/27 (Alternative Minimum Tax)

          500   Stamford Housing Authority, Connecticut, Multifamily Housing            No Opt. Call          A-            503,440
                 Revenue Bonds, Fairfield Apartments, Series 1998,
                 4.750%, 12/01/28 (Mandatory put 12/01/08) (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,000   Total Housing/Multifamily                                                                                   989,355
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 4.2% (2.7% OF TOTAL INVESTMENTS)

          250   Connecticut Housing Finance Authority, Housing Mortgage              11/10 at 100.00         AAA            251,518
                 Finance Program Bonds, Series 2001C, 5.450%, 11/15/43
                 (Alternative Minimum Tax)

                Connecticut Housing Finance Authority, Housing Mortgage
                Finance Program Bonds, Series 2006-A1:
          305    4.700%, 11/15/26 (Alternative Minimum Tax)                          11/15 at 100.00         AAA            294,413
          330    4.800%, 11/15/31 (Alternative Minimum Tax)                          11/15 at 100.00         AAA            316,170

          600   Connecticut Housing Finance Authority, Housing Mortgage               5/16 at 100.00         AAA            605,628
                 Finance Program Bonds, Series 2006D, 4.650%, 11/15/27

------------------------------------------------------------------------------------------------------------------------------------
        1,485   Total Housing/Single Family                                                                               1,467,729
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 2.9% (1.9% OF TOTAL INVESTMENTS)

        1,000   Connecticut Resource Recovery Authority, Revenue Bonds,              12/11 at 102.00        Baa2          1,005,780
                 American Ref-Fuel Company of Southeastern Connecticut LP,
                 Series 1998A-II, 5.500%, 11/15/15 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 4.0% (2.5% OF TOTAL INVESTMENTS)

          320   Connecticut Development Authority, First Mortgage Gross              12/11 at 102.00        BBB+            331,056
                 Revenue Healthcare Bonds, Elim Park Baptist Home Inc.,
                 Series 2003, 5.750%, 12/01/23

          325   Connecticut Development Authority, First Mortgage Gross               4/08 at 101.00        BBB-            332,654
                 Revenue Refunding Healthcare Bonds, Church Homes Inc. -
                 Congregational Avery Heights, Series 1997, 5.700%, 4/01/12

          450   Connecticut Health and Educational Facilities Authority, Revenue      7/12 at 101.00         AAA            474,417
                 Bonds, Village for Families and Children Inc., Series 2002A,
                 5.000%, 7/01/19 - AMBAC Insured


                                       33

NGK
Nuveen Connecticut Dividend Advantage Municipal Fund 2 (continued)
Portfolio of INVESTMENTS November 30, (2007) (Unaudited)
    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE (continued)

$         250   Connecticut State Development Authority, Health Facilities            8/17 at 100.00         N/R     $      233,453
                 Revenue Bonds, Alzheimer's Resource Center of Connecticut,
                 Inc., Series 2007, 5.500%, 8/15/27

------------------------------------------------------------------------------------------------------------------------------------
        1,345   Total Long-Term Care                                                                                      1,371,580
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 22.9% (14.7% OF TOTAL INVESTMENTS)

          500   Connecticut State, General Obligation Bonds, Series 2007B,              No Opt. Call          AA            551,510
                 5.000%, 5/01/16

          600   Connecticut, General Obligation Bonds, Series 2006A,                 12/16 at 100.00          AA            624,834
                 4.750%, 12/15/24

          400   Connecticut, General Obligation Bonds, Series 2006C,                  6/16 at 100.00         AAA            427,552
                 5.000%, 6/01/23 - FSA Insured

                Farmington, Connecticut, General Obligation Bonds, Series 2002:
        1,000    5.000%, 9/15/20                                                      9/12 at 101.00         Aa1          1,064,710
        1,450    5.000%, 9/15/21                                                      9/12 at 101.00         Aa1          1,544,163

        1,305   Hartford County Metropolitan District, Connecticut, General           4/12 at 101.00         AA+          1,383,457
                 Obligation Bonds, Series 2002, 5.000%, 4/01/22

                Hartford, Connecticut, General Obligation Bonds, Series 2005A:
          360    5.000%, 8/01/21 - FSA Insured                                        8/15 at 100.00         AAA            382,846
          240    4.375%, 8/01/24 - FSA Insured                                        8/15 at 100.00         AAA            240,454

          650   New Haven, Connecticut, General Obligation Bonds, Series 2006,       11/16 at 100.00         AAA            715,650
                 5.000%, 11/01/17 - AMBAC Insured

          400   Suffield, Connecticut, General Obligation Bonds, Series 2005,           No Opt. Call          AA            442,608
                 5.000%, 6/15/21

          500   West Hartford, Connecticut, General Obligation Bonds,                10/15 at 100.00         AAA            547,510
                 Series 2005B, 5.000%, 10/01/17

------------------------------------------------------------------------------------------------------------------------------------
        7,405   Total Tax Obligation/General                                                                              7,925,294
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 16.6% (10.7% OF TOTAL INVESTMENTS)

                Connecticut Health and Educational Facilities Authority, Child
                Care Facilities Program Revenue Bonds, Series 2006F:
          575    5.000%, 7/01/31 - AGC Insured                                        7/16 at 100.00         AAA            592,170
          500    5.000%, 7/01/36 - AGC Insured                                        7/16 at 100.00         AAA            512,075

          500   Connecticut, Special Tax Obligation Transportation Infrastructure    10/11 at 100.00         AAA            535,770
                 Purpose Bonds, Series 2001B, 5.375%, 10/01/13 - FSA Insured

        1,625   Connecticut, Special Tax Obligation Transportation Infrastructure     7/12 at 100.00         AAA          1,743,398
                 Purpose Bonds, Series 2002A, 5.375%, 7/01/20 - FSA Insured

          850   Connecticut, Special Tax Obligation Transportation Infrastructure     8/17 at 100.00         AAA            900,414
                 Purpose Revenue Bonds, Series 2007A, 5.000%, 8/01/27 -
                 AMBAC Insured

          500   Puerto Rico Highway and Transportation Authority, Highway               No Opt. Call         AAA            540,050
                 Revenue Bonds, Series 2007N, 5.250%, 7/01/31 -
                 AMBAC Insured

          430   Puerto Rico Infrastructure Financing Authority, Special Tax             No Opt. Call         AAA            124,962
                 Revenue Bonds, Series 2005A, 0.000%, 7/01/32 - FGIC Insured

          750   Puerto Rico Municipal Finance Agency, Series 2005C,                   8/15 at 100.00         AAA            813,765
                 5.000%, 8/01/16 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        5,730   Total Tax Obligation/Limited                                                                              5,762,604
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 6.3% (4.1% OF TOTAL INVESTMENTS)

        1,950   New Haven, Connecticut, Revenue Refunding Bonds, Air Rights             No Opt. Call         AAA          2,191,274
                 Parking Facility, Series 2002, 5.375%, 12/01/15 -
                 AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------


                                       34

    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 37.4% (24.0% OF TOTAL INVESTMENTS) (4)

$       2,250   Connecticut Health and Educational Facilities Authority, Revenue     11/11 at 100.00         AAA     $    2,396,741
                 Bonds, Connecticut State University System, Series 2002D-2,
                 5.000%, 11/01/21 (Pre-refunded 11/01/11) - FSA Insured

                Connecticut Health and Educational Facilities Authority, Revenue
                Bonds, Eastern Connecticut Health Network, Series 2000A:
          100    6.125%, 7/01/20 (Pre-refunded 7/01/10) - RAAI Insured                7/10 at 101.00      AA (4)            108,006
           30    6.125%, 7/01/20 (Pre-refunded 7/01/10) - RAAI Insured                7/10 at 101.00     N/R (4)             32,378
            5    6.000%, 7/01/25 (Pre-refunded 7/01/10) - RAAI Insured                7/10 at 101.00     N/R (4)              5,381

          400   Connecticut Health and Educational Facilities Authority, Revenue      3/11 at 101.00         AAA            425,472
                 Bonds, Greenwich Academy, Series 2001B, 5.000%, 3/01/32
                 (Pre-refunded 3/01/11) - FSA Insured

        2,105   Fairfield, Connecticut, General Obligation Bonds, Series 2002A,       4/12 at 100.00         AAA          2,254,097
                 5.000%, 4/01/16 (Pre-refunded 4/01/12)

        1,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/10 at 101.00         AAA          1,060,060
                 Series 2000HH, 5.250%, 7/01/29 (Pre-refunded 7/01/10) -
                 FSA Insured

                Puerto Rico Infrastructure Financing Authority, Special Obligation
                Bonds, Series 2000A:
        1,000    5.500%, 10/01/32 (ETM)                                              10/10 at 101.00         AAA          1,059,080
        2,000    5.500%, 10/01/40 (ETM)                                              10/10 at 101.00         AAA          2,115,380

        1,535   Regional School District 8, Andover, Hebron and Marlborough,          5/11 at 101.00         Aaa          1,636,786
                 Connecticut, General Obligation Bonds, Series 2002,
                 5.000%, 5/01/22 (Pre-refunded 5/01/11) - FSA Insured

        1,230   University of Connecticut, General Obligation Bonds,                  4/12 at 100.00      AA (4)          1,335,645
                 Series 2002A, 5.375%, 4/01/19 (Pre-refunded 4/01/12)

          500   Waterbury, Connecticut, General Obligation Bonds, Series 2002A,       4/12 at 100.00         AAA            542,945
                 5.375%, 4/01/17 (Pre-refunded 4/01/12) - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       12,155   Total U.S. Guaranteed                                                                                    12,971,971
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 5.0% (3.2% OF TOTAL INVESTMENTS)

          470   Connceticut Development Authority, Solid Waste Disposal Facilities   11/12 at 100.00        Baa1            476,293
                 Revenue Bonds, PSEG Power LLC Project, Series 2007A,
                 5.750%, 11/01/37 (Alternative Minimum Tax)

          500   Connecticut Development Authority, Pollution Control Revenue         10/08 at 102.00        Baa1            513,990
                 Refunding Bonds, Connecticut Light and Power Company,
                 Series 1993A, 5.850%, 9/01/28

                Eastern Connecticut Resource Recovery Authority, Solid Waste
                Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
          250    5.500%, 1/01/15 (Alternative Minimum Tax)                            2/08 at 100.00         BBB            249,595
          510    5.500%, 1/01/20 (Alternative Minimum Tax)                            1/08 at 100.00         BBB            508,149

------------------------------------------------------------------------------------------------------------------------------------
        1,730   Total Utilities                                                                                           1,748,027
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 10.8% (6.9% OF TOTAL INVESTMENTS)

          220   Connecticut Development Authority, Water Facility Revenue             9/17 at 100.00         AAA            219,648
                 Bonds, Aquarion Water Company Project, Series 200.7,
                 5.100%, 9/01/37 - XLCA Insured (Alternative Minimum Tax)

          785   Connecticut, State Revolving Fund General Revenue Bonds,             10/13 at 100.00         AAA            846,206
                 Series 2003A, 5.000%, 10/01/16

                Greater New Haven Water Pollution Control Authority, Connecticut,
                Regional Wastewater System Revenue Bonds, Series 2005A:
          690    5.000%, 11/15/30 - MBIA Insured                                     11/15 at 100.00         AAA            720,119
          320    5.000%, 8/15/35 - MBIA Insured                                      11/15 at 100.00         AAA            332,659


                                       35

NGK
Nuveen Connecticut Dividend Advantage Municipal Fund 2 (continued)
Portfolio of INVESTMENTS November 30, (2007) (Unaudited)
    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$         130   Guam Government Waterworks Authority, Water and Wastewater            7/15 at 100.00         Ba2     $      136,735
                 System Revenue Bonds, Series 2005, 6.000%, 7/01/25

                South Central Connecticut Regional Water Authority, Water
                System Revenue Bonds, Eighteenth Series 2003A:
          750    5.000%, 8/01/20 - MBIA Insured                                       8/13 at 100.00         AAA            792,930
          660    5.000%, 8/01/33 - MBIA Insured                                       8/13 at 100.00         AAA            683,489
------------------------------------------------------------------------------------------------------------------------------------
        3,555   Total Water and Sewer                                                                                     3,731,786
------------------------------------------------------------------------------------------------------------------------------------
$      51,715   Total Investments (cost $52,366,588) - 155.5%                                                            53,945,130
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (5.0)%                                                                   (1,763,392)
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.5)%                                                        (17,500,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   34,681,738
                ====================================================================================================================

FORWARD SWAPS OUTSTANDING AT NOVEMBER 30, 2007:
                                     FUND                                        FIXED RATE                              UNREALIZED
                  NOTIONAL    PAY/RECEIVE        FLOATING RATE   FIXED RATE         PAYMENT    EFFECTIVE  TERMINATION  APPRECIATION
COUNTERPARTY        AMOUNT  FLOATING RATE                INDEX  (ANNUALIZED)      FREQUENCY      DATE (5)        DATE (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan        $ 750,000             Pay    3-Month USD-LIBOR        5.388%  Semi-Annually      4/25/08      4/25/35      $ 51,835
Morgan Stanley    500,000             Pay    3-Month USD-LIBOR        5.559   Semi-Annually      4/23/08      4/23/23        40,371
Royal Bank
 of Canada      1,700,000             Pay                 SIFM        4.335   Quarterly          8/06/08      8/06/37       145,841
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $238,047
====================================================================================================================================
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)
SIFM - The daily arithmetic average of the weekly SIFM (Securities Industry and
Financial Markets) Municipal Swap Index.

                    The Fund may invest in "zero coupon" securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The AAA ratings shown in the Portfolio of Investments reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of November 30, 2007. As explained earlier in the Portfolio Managers' Comments section of this report, one rating agency has reduced the rating for AMBAC to AA, and one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (5) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

               N/R  Not rated.

             WI/DD  Purchased on a when-issued or delayed delivery basis.

             (ETM)  Escrowed to maturity.

                                 See accompanying notes to financial statements.

NGO
Nuveen Connecticut Dividend Advantage Municipal Fund 3
Portfolio of INVESTMENTS
                                                   November 30, 2007 (Unaudited)
    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 3.7% (2.5% OF TOTAL INVESTMENTS)

$       2,385   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $    2,329,978
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 19.0% (12.5% OF TOTAL INVESTMENTS)

        1,000   Connecticut Health and Education Facilities Authority, Revenue        7/17 at 100.00         AAA            991,070
                 Bonds, Connecticut College, Series 2007G, 4.500%, 7/01/37 -
                 MBIA Insured

        1,300   Connecticut Health and Education Facilities Authority, Revenue        7/17 at 100.00         AAA          1,369,472
                 Bonds, Quinnipiac University, Series 2007-I, 5.000%, 7/01/25
                 (WI/DD, Settling 12/20/07) - MBIA Insured

          650   Connecticut Health and Education Facilities Authority, University     7/16 at 100.00          AA            656,234
                 of Hartford Revenue Bonds, Series 2006G, 5.250%, 7/01/36 -
                 RAAI Insured

          150   Connecticut Health and Educational Facilities Authority, Revenue      7/16 at 100.00          AA            147,086
                 Bonds, Canterbury School, Series 2006B, 5.000%, 7/01/36 -
                 RAAI Insured

          285   Connecticut Health and Educational Facilities Authority, Revenue      1/15 at 100.00         Aaa            310,217
                 Bonds, Kent School, Series 2004D, 5.000%, 7/01/15 -
                 MBIA Insured

          400   Connecticut Health and Educational Facilities Authority, Revenue        No Opt. Call         Aaa            446,972
                 Bonds, Loomis Chaffee School, Series 2005F, 5.250%, 7/01/19 -
                 AMBAC Insured

          215   Connecticut Health and Educational Facilities Authority, Revenue      7/17 at 100.00         AAA            219,840
                 Bonds, Renbrook School, Series 2007A, 5.000%, 7/01/37 -
                 AMBAC Insured

          750   Connecticut Health and Educational Facilities Authority, Revenue      7/12 at 101.00          AA            780,210
                 Bonds, University of Hartford, Series 2002E, 5.500%, 7/01/22 -
                 RAAI Insured

        1,500   Connecticut Health and Educational Facilities Authority, Revenue      7/09 at 100.00         AAA          1,527,945
                 Bonds, Yale University, Series 2002W, 5.125%, 7/01/27

        3,000   Connecticut Health and Educational Facilities Authority, Revenue      7/16 at 100.00         AAA          3,135,089
                 Bonds, Yale University, Series 2007Z-1, 5.000%, 7/01/42

          250   Connecticut State Health and Educational Facilities Authority,        7/17 at 100.00          AA            251,503
                 Revenue Bonds, Chase Collegiate School, Series 2007A,
                 5.000%, 7/01/27 - RAAI Insured

                University of Connecticut, General Obligation Bonds, Series 2006A:
          850    5.000%, 2/15/19 - FGIC Insured                                       2/16 at 100.00         AAA            921,613
          490    5.000%, 2/15/23 - FGIC Insured                                       2/16 at 100.00         AAA            522,732

          500   University of Connecticut, Student Fee Revenue Refunding Bonds,      11/12 at 101.00         AAA            535,475
                 Series 2002A, 5.250%, 11/15/22 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       11,340   Total Education and Civic Organizations                                                                  11,815,458
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 9.6% (6.3% OF TOTAL INVESTMENTS)

                Connecticut Health and Educational Facilities Authority, Revenue
                Bonds, Bristol Hospital, Series 2002B:
          500    5.500%, 7/01/21 - RAAI Insured                                       7/12 at 101.00          AA            520,560
          600    5.500%, 7/01/32 - RAAI Insured                                       7/12 at 101.00          AA            616,290

          800   Connecticut Health and Educational Facilities Authority, Revenue      7/15 at 100.00         Aa3            817,184
                 Bonds, Griffin Hospital, Series 2005B, 5.000%, 7/01/20 -
                 RAAI Insured

          310   Connecticut Health and Educational Facilities Authority, Revenue      7/17 at 100.00          AA            308,289
                 Bonds, Hospital For Special Care, Series 2007C, 5.250%, 7/01/32 -
                 RAAI Insured


                                       37

NGO
Nuveen Connecticut Dividend Advantage Municipal Fund 3 (continued)
Portfolio of INVESTMENTS November 30, (2007) (Unaudited)
    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$       2,130   Connecticut Health and Educational Facilities Authority, Revenue      7/16 at 100.00         Aaa     $    2,187,510
                 Bonds, Middlesex Hospital, Series 2006, 5.000%, 7/01/32 -
                 FSA Insured

          200   Connecticut Health and Educational Facilities Authority, Revenue      7/09 at 101.00         Aaa            205,460
                 Bonds, Stamford Hospital, Series 1999G, 5.000%, 7/01/18 -
                 MBIA Insured

        1,325   Connecticut Health and Educational Facilities Authority, Revenue      7/16 at 100.00         AAA          1,354,177
                 Bonds, Yale-New Haven Hospital, Series 2006J-1,
                 5.000%, 7/01/31 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        5,865   Total Health Care                                                                                         6,009,470
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 2.8% (1.8% OF TOTAL INVESTMENTS)

        1,000   Connecticut Housing Finance Authority, Multifamily Housing           11/15 at 100.00         AAA            971,830
                 Mortgage Finance Program Bonds, Series 2006G-2,
                 4.800%, 11/15/27 (Alternative Minimum Tax)

          750   Stamford Housing Authority, Connecticut, Multifamily Housing            No Opt. Call          A-            755,160
                 Revenue Bonds, Fairfield Apartments, Series 1998,
                 4.750%, 12/01/28 (Mandatory put 12/01/08)
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,750   Total Housing/Multifamily                                                                                 1,726,990
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 4.4% (2.9% OF TOTAL INVESTMENTS)

          750   Connecticut Housing Finance Authority, Housing Mortgage              11/10 at 100.00         AAA            754,553
                 Finance Program Bonds, Series 2001C, 5.450%, 11/15/43
                 (Alternative Minimum Tax)

                Connecticut Housing Finance Authority, Housing Mortgage
                Finance Program Bonds, Series 2006-A1:
          435    4.700%, 11/15/26 (Alternative Minimum Tax)                          11/15 at 100.00         AAA            419,901
          465    4.800%, 11/15/31 (Alternative Minimum Tax)                          11/15 at 100.00         AAA            445,512

        1,100   Connecticut Housing Finance Authority, Housing Mortgage               5/16 at 100.00         AAA          1,110,318
                 Finance Program Bonds, Series 2006D, 4.650%, 11/15/27

------------------------------------------------------------------------------------------------------------------------------------
        2,750   Total Housing/Single Family                                                                               2,730,284
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 3.2% (2.1% OF TOTAL INVESTMENTS)

        2,000   Connecticut Resource Recovery Authority, Revenue Bonds,              12/11 at 102.00        Baa2          2,011,560
                 American Ref-Fuel Company of Southeastern Connecticut LP,
                 Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 12.9% (8.5% OF TOTAL INVESTMENTS)

          500   Connecticut Development Authority, First Mortgage Gross              12/11 at 102.00        BBB+            517,275
                 Revenue Healthcare Bonds, Elim Park Baptist Home Inc.,
                 Series 2003, 5.750%, 12/01/23

          600   Connecticut Development Authority, First Mortgage Gross               4/08 at 101.00        BBB-            614,130
                 Revenue Refunding Healthcare Bonds, Church Homes Inc. -
                 Congregational Avery Heights, Series 1997, 5.700%, 4/01/12

                Connecticut Development Authority, Revenue Bonds,
                Duncaster Inc., Series 2002:
          650    5.125%, 8/01/22 - RAAI Insured                                       8/12 at 101.00          AA            663,007
        1,025    4.750%, 8/01/32 - RAAI Insured                                       8/12 at 101.00          AA            970,767

                Connecticut Health and Educational Facilities Authority, Revenue
                Bonds, Village for Families and Children Inc., Series 2002A:
          430    5.000%, 7/01/18 - AMBAC Insured                                      7/12 at 101.00         AAA            453,332
          475    5.000%, 7/01/20 - AMBAC Insured                                      7/12 at 101.00         AAA            500,774
          260    5.000%, 7/01/23 - AMBAC Insured                                      7/12 at 101.00         AAA            270,265
        1,000    5.000%, 7/01/32 - AMBAC Insured                                      7/12 at 101.00         AAA          1,022,430

                Connecticut Housing Finance Authority, Special Needs Housing
                Mortgage Finance Program Special Obligation Bonds,
                Series 2002SNH-1:
        1,000    5.000%, 6/15/22 - AMBAC Insured                                      6/12 at 101.00         AAA          1,044,280
        1,500    5.000%, 6/15/32 - AMBAC Insured                                      6/12 at 101.00         AAA          1,542,060

          500   Connecticut State Development Authority, Health Facilities            8/17 at 100.00         N/R            466,905
                 Revenue Bonds, Alzheimer's Resource Center of Connecticut,
                 Inc., Series 2007, 5.500%, 8/15/27

------------------------------------------------------------------------------------------------------------------------------------
        7,940   Total Long-Term Care                                                                                      8,065,225
------------------------------------------------------------------------------------------------------------------------------------


                                       38

    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 31.7% (20.9% OF TOTAL INVESTMENTS)

                Bethel, Connecticut, General Obligation Bonds, Series 2002:
$         525    5.000%, 11/01/18 - FGIC Insured                                     11/12 at 100.00         Aaa     $      553,371
          525    5.000%, 11/01/19 - FGIC Insured                                     11/12 at 100.00         Aaa            553,371
          525    5.000%, 11/01/20 - FGIC Insured                                     11/12 at 100.00         Aaa            553,371
          525    5.000%, 11/01/21 - FGIC Insured                                     11/12 at 100.00         Aaa            553,371
          525    5.000%, 11/01/22 - FGIC Insured                                     11/12 at 100.00         Aaa            549,171

        2,470   Connecticut State, General Obligation Bonds, Series 2007B,              No Opt. Call          AA          2,724,459
                 5.000%, 5/01/16

        1,200   Connecticut, General Obligation Bonds, Series 2006A,                 12/16 at 100.00          AA          1,249,668
                 4.750%, 12/15/24

          700   Connecticut, General Obligation Bonds, Series 2006C,                  6/16 at 100.00         AAA            748,216
                 5.000%, 6/01/23 - FSA Insured

          450   Farmington, Connecticut, General Obligation Bonds, Series 2002,       9/12 at 101.00         Aa1            479,120
                 5.000%, 9/15/20

                Hartford, Connecticut, General Obligation Bonds, Series 2005A:
          600    5.000%, 8/01/21 - FSA Insured                                        8/15 at 100.00         AAA            638,076
          400    4.375%, 8/01/24 - FSA Insured                                        8/15 at 100.00         AAA            400,756

                New Canaan, Connecticut, General Obligation Bonds, Series 2002A:
          950    4.500%, 5/01/19                                                      5/11 at 100.00         Aaa            970,036
          900    4.600%, 5/01/20                                                      5/11 at 100.00         Aaa            921,033
          500    4.700%, 5/01/21                                                      5/11 at 100.00         Aaa            511,950

        1,000   New Haven, Connecticut, General Obligation Bonds, Series 2006,       11/16 at 100.00         AAA          1,101,000
                 5.000%, 11/01/17 - AMBAC Insured

                Southbury, Connecticut, General Obligation Bonds, Series 2002:
          500    4.250%, 12/15/14                                                    12/11 at 101.00         Aa3            519,180
          500    4.375%, 12/15/15                                                    12/11 at 101.00         Aa3            520,640
          500    4.375%, 12/15/16                                                    12/11 at 101.00         Aa3            518,530
          500    4.500%, 12/15/17                                                    12/11 at 101.00         Aa3            518,610
          500    4.625%, 12/15/18                                                    12/11 at 101.00         Aa3            520,270
          500    4.625%, 12/15/19                                                    12/11 at 101.00         Aa3            518,640
          500    4.875%, 12/15/20                                                    12/11 at 101.00         Aa3            522,925
          500    4.875%, 12/15/21                                                    12/11 at 101.00         Aa3            520,830
          500    5.000%, 12/15/22                                                    12/11 at 101.00         Aa3            524,860

                Stratford, Connecticut, General Obligation Bonds, Series 2002:
        1,375    4.000%, 2/15/19 - FSA Insured                                        2/12 at 100.00         AAA          1,382,618
          630    4.125%, 2/15/20 - FSA Insured                                        2/12 at 100.00         AAA            634,082

          500   West Hartford, Connecticut, General Obligation Bonds,                10/15 at 100.00         AAA            540,170
                 Series 2005B, 5.000%, 10/01/18

------------------------------------------------------------------------------------------------------------------------------------
       18,800   Total Tax Obligation/General                                                                             19,748,324
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 22.2% (14.6% OF TOTAL INVESTMENTS)

          930   Connecticut Health and Educational Facilities Authority,              7/16 at 100.00         AAA            952,460
                 Child Care Facilities Program Revenue Bonds, Series 2006F,
                 5.000%, 7/01/36 - AGC Insured

           60   Connecticut, Special Tax Obligation Transportation Infrastructure       No Opt. Call          AA             65,413
                 Purpose Bonds, Series 1992B, 6.125%, 9/01/12

                Connecticut, Special Tax Obligation Transportation Infrastructure
                Purpose Bonds, Series 2002B:
        2,810    5.000%, 12/01/20 - AMBAC Insured                                    12/12 at 100.00         AAA          2,964,268
        1,000    5.000%, 12/01/21 - AMBAC Insured                                    12/12 at 100.00         AAA          1,049,560
        1,000    5.000%, 12/01/22 - AMBAC Insured                                    12/12 at 100.00         AAA          1,046,780

          500   Connecticut, Special Tax Obligation Transportation Infrastructure     1/14 at 100.00         AAA            524,335
                 Purpose Bonds, Series 2003B, 5.000%, 1/01/23 - FGIC Insured

        1,500   Connecticut, Special Tax Obligation Transportation Infrastructure     8/17 at 100.00         AAA          1,588,965
                 Purpose Revenue Bonds, Series 2007A, 5.000%, 8/01/27 -
                 AMBAC Insured

        1,000   Puerto Rico Highway and Transportation Authority, Highway               No Opt. Call         AAA          1,080,100
                 Revenue Bonds, Series 2007N, 5.250%, 7/01/31 -
                 AMBAC Insured

                Puerto Rico Infrastructure Financing Authority, Special Tax
                Revenue Bonds, Series 2005A:
          780    0.000%, 7/01/32 - FGIC Insured                                         No Opt. Call         AAA            226,676
        2,120    0.000%, 7/01/33 - FGIC Insured                                         No Opt. Call         AAA            587,346


                                       39

NGO
Nuveen Connecticut Dividend Advantage Municipal Fund 3 (continued)
Portfolio of INVESTMENTS November 30, (2007) (Unaudited)
    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                Puerto Rico Public Buildings Authority, Guaranteed Government
                Facilities Revenue Bonds, Series 2002G:
$         890    5.250%, 7/01/17                                                      7/12 at 100.00        BBB-     $      920,696
        1,000    5.250%, 7/01/20                                                      7/12 at 100.00        BBB-          1,025,520
        1,045    5.250%, 7/01/21                                                      7/12 at 100.00        BBB-          1,069,066

          750   Virgin Islands Public Finance Authority, Senior Lien Revenue         10/08 at 101.00         BBB            754,140
                 Refunding Bonds, Matching Fund Loan Note, Series 1998A,
                 5.500%, 10/01/22

------------------------------------------------------------------------------------------------------------------------------------
       15,385   Total Tax Obligation/Limited                                                                             13,855,325
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 0.8% (0.5% OF TOTAL INVESTMENTS)

          415   New Haven, Connecticut, Revenue Refunding Bonds, Air Rights             No Opt. Call         AAA            466,348
                 Parking Facility, Series 2002, 5.375%, 12/01/15 -
                 AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 21.6% (14.2% OF TOTAL INVESTMENTS) (4)

          500   Bridgeport, Connecticut, General Obligation Bonds, Series 2003A,      9/13 at 100.00         AAA            550,745
                 5.250%, 9/15/23 (Pre-refunded 9/15/13) - FSA Insured

        3,100   Connecticut Health and Educational Facilities Authority,              7/11 at 101.00         AAA          3,311,387
                 Revenue Bonds, Trinity College, Series 2001G, 5.000%, 7/01/21
                 (Pre-refunded 7/01/11) - AMBAC Insured

           40   New Haven, Connecticut, General Obligation Bonds, Series 2002A,      11/11 at 101.00         AAA             43,150
                 5.250%, 11/01/17 - AMBAC Insured (ETM)

        3,050   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/10 at 101.00         AAA          3,233,182
                 Series 2000HH, 5.250%, 7/01/29 (Pre-refunded 7/01/10) -
                 FSA Insured

        3,000   Puerto Rico Infrastructure Financing Authority, Special Obligation   10/10 at 101.00         AAA          3,173,069
                 Bonds, Series 2000A, 5.500%, 10/01/40 (ETM)

        1,010   Puerto Rico Public Finance Corporation, Commonwealth                    No Opt. Call         AAA          1,120,666
                 Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 -
                 AMBAC Insured (ETM)

                Puerto Rico Public Finance Corporation, Commonwealth
                Appropriation Bonds, Series 2002E:
          570    5.500%, 8/01/29 (Pre-refunded 2/01/12)                               2/12 at 100.00         Aaa            617,407
          195    5.500%, 8/01/29 (Pre-refunded 2/01/12)                               2/12 at 100.00    BBB- (4)            211,692

        1,100   University of Connecticut, General Obligation Bonds,                  2/13 at 100.00         AAA          1,195,458
                 Series 2003A, 5.125%, 2/15/21 (Pre-refunded 2/15/13) -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       12,565   Total U.S. Guaranteed                                                                                    13,456,756
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 4.7% (3.1% OF TOTAL INVESTMENTS)

          860   Connceticut Development Authority, Solid Waste Disposal              11/12 at 100.00        Baa1            871,515
                 Facilities Revenue Bonds, PSEG Power LLC Project,
                 Series 2007A, 5.750%, 11/01/37 (Alternative Minimum Tax)

          720   Connecticut Development Authority, Pollution Control Revenue         10/08 at 102.00        Baa1            740,146
                 Refunding Bonds, Connecticut Light and Power Company,
                 Series 1993A, 5.850%, 9/01/28

                Eastern Connecticut Resource Recovery Authority, Solid Waste
                Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
        1,000    5.500%, 1/01/14 (Alternative Minimum Tax)                            1/08 at 100.00         BBB            998,310
          305    5.500%, 1/01/20 (Alternative Minimum Tax)                            1/08 at 100.00         BBB            303,893

------------------------------------------------------------------------------------------------------------------------------------
        2,885   Total Utilities                                                                                           2,913,864
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 15.3% (10.1% OF TOTAL INVESTMENTS)

          400   Connecticut Development Authority, Water Facility Revenue             9/17 at 100.00         AAA            399,360
                 Bonds, Aquarion Water Company Project, Series 200.7,
                 5.100%, 9/01/37 - XLCA Insured (Alternative Minimum Tax)

        1,185   Connecticut, State Revolving Fund General Revenue Bonds,             10/13 at 100.00         AAA          1,277,394
                 Series 2003A, 5.000%, 10/01/16


                                       40

    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

                Greater New Haven Water Pollution Control Authority,
                Connecticut, Regional Wastewater System Revenue Bonds, Series
                2005A:
$       1,230    5.000%, 11/15/30 - MBIA Insured                                     11/15 at 100.00         AAA     $    1,283,690
          640    5.000%, 8/15/35 - MBIA Insured                                      11/15 at 100.00         AAA            665,318

          230   Guam Government Waterworks Authority, Water and Wastewater            7/15 at 100.00         Ba2            241,916
                 System Revenue Bonds, Series 2005, 6.000%, 7/01/25

                South Central Connecticut Regional Water Authority, Water System
                Revenue Bonds, Eighteenth Series 2003A:
        2,050    5.000%, 8/01/20 - MBIA Insured                                       8/13 at 100.00         AAA          2,167,342
        1,140    5.000%, 8/01/33 - MBIA Insured                                       8/13 at 100.00         AAA          1,180,573

        1,840   South Central Connecticut Regional Water Authority, Water             8/16 at 100.00         AAA          1,937,042
                 System Revenue Bonds, Twentieth Series, 2007A,
                 5.000%, 8/01/30 - MBIA Insured

          350   Stamford, Connecticut, Water Pollution Control System and            11/13 at 100.00         AA+            360,490
                 Facility Revenue Bonds, Series 2003A, 5.000%, 11/15/32
------------------------------------------------------------------------------------------------------------------------------------
        9,065   Total Water and Sewer                                                                                     9,513,125
------------------------------------------------------------------------------------------------------------------------------------
$      93,145   Total Investments (cost $93,286,146) - 151.9%                                                            94,642,707
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (0.5)%                                                                     (335,427)
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.4)%                                                        (32,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $  62,307,280
                ====================================================================================================================

FORWARD SWAPS OUTSTANDING AT NOVEMBER 30, 2007:
                                     FUND                                        FIXED RATE                              UNREALIZED
                  NOTIONAL    PAY/RECEIVE        FLOATING RATE   FIXED RATE         PAYMENT    EFFECTIVE  TERMINATION  APPRECIATION
COUNTERPARTY        AMOUNT  FLOATING RATE                INDEX  (ANNUALIZED)      FREQUENCY      DATE (5)        DATE (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley  $ 200,000             Pay    3-Month USD-LIBOR        5.559%  Semi-Annually      4/23/08      4/23/23      $ 16,148
Royal Bank
 of Canada      1,400,000             Pay                 SIFM        4.335       Quarterly      8/06/08      8/06/37       120,105
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $136,253
====================================================================================================================================
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)
SIFM - The daily arithmetic average of the weekly SIFM (Securities Industry and
Financial Markets) Municipal Swap Index.

                    The Fund may invest in "zero coupon" securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The AAA ratings shown in the Portfolio of Investments reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of November 30, 2007. As explained earlier in the Portfolio Managers' Comments section of this report, one rating agency has reduced the rating for AMBAC to AA, and one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (5) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

               N/R  Not rated.

             WI/DD  Purchased on a when-issued or delayed delivery basis.

             (ETM)  Escrowed to maturity.

                                 See accompanying notes to financial statements.

NMT
Nuveen Massachusetts Premium Income Municipal Fund
Portfolio of INVESTMENTS
                                                   November 30, 2007 (Unaudited)

    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 2.1% (1.5% OF TOTAL INVESTMENTS)

$       1,465   Boston Industrial Development Financing Authority, Massachusetts,     9/12 at 102.00         Ba3     $    1,471,153
                 Senior Revenue Bonds, Crosstown Center Project, Series 2002,
                 6.500%, 9/01/35 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                CONSUMER STAPLES - 0.9% (0.4% OF TOTAL INVESTMENTS)

          550   Guam Economic Development Authority, Tobacco Settlement               5/11 at 100.00        Baa3            525,344
                 Asset-Backed Bonds, Series 2001B, 5.500%, 5/15/41
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 22.4% (15.4% OF TOTAL INVESTMENTS)

          750   Massachusetts Development Finance Agency, Revenue Bonds,              9/15 at 100.00         AAA            776,003
                 Western New England College, Series 2005A, 5.000%, 9/01/33 -
                 AGC Insured

        1,045   Massachusetts Development Finance Agency, Revenue Bonds,              9/17 at 100.00         AAA          1,090,426
                 Worcester Polytecnic Institute, Series 2007, 5.000%, 9/01/37 -
                 MBIA Insured

          890   Massachusetts Development Finance Authority, Revenue Bonds,           3/09 at 101.00           A            910,328
                 Curry College, Series 2000A, 6.000%, 3/01/20 - ACA Insured

        1,745   Massachusetts Development Finance Authority, Revenue Bonds,           7/15 at 100.00         AAA          1,810,141
                 Massachusetts College of Pharmacy and Allied Health Sciences,
                 Series 2005D, 5.000%, 7/01/27 - AGC Insured

          750   Massachusetts Development Finance Authority, Revenue Bonds,           9/13 at 100.00         AA-            804,405
                 Milton Academy, Series 2003A, 5.000%, 9/01/19

        1,090   Massachusetts Development Finance Authority, Revenue                    No Opt. Call          A3          1,260,313
                 Refunding Bonds, Boston University, Series 1999P,
                 6.000%, 5/15/29

           40   Massachusetts Education Loan Authority, Student Loan Revenue          1/08 at 100.00         Aaa             40,062
                 Bonds, Issue E, Series 1995, 6.150%, 7/01/10 - AMBAC Insured
                 (Alternative Minimum Tax)

        1,550   Massachusetts Educational Finance Authority, Educational Loan         1/12 at 100.00         AAA          1,586,410
                 Revenue Bonds, Series 2002E, 5.000%, 1/01/13 -
                 AMBAC Insured (Alternative Minimum Tax)

        2,000   Massachusetts Health and Educational Facilities Authority,            6/13 at 100.00         AA-          2,144,320
                 Revenue Bonds, Boston College, Series 2003N, 5.250%, 6/01/18

          500   Massachusetts Health and Educational Facilities Authority,            7/13 at 100.00         AA+            519,565
                 Revenue Bonds, Wellesley College, Series 2003H,
                 5.000%, 7/01/26

          555   Massachusetts Health and Educational Facilities Authority,            7/13 at 100.00         AA+            585,786
                 Revenue Bonds, Williams College, Series 2003H,
                 5.000%, 7/01/21

        1,380   Massachusetts Health and Educational Facilities Authority,            7/16 at 100.00         AA+          1,453,250
                 Revenue Bonds, Williams College, Series 2007L,
                 5.000%, 7/01/31

          500   Massachusetts Health and Educational Facilities Authority,           11/12 at 100.00         AAA            513,390
                 Revenue Bonds, Worcester State College, Series 2002,
                 5.000%, 11/01/32 - AMBAC Insured

        1,645   Massachusetts Industrial Finance Agency, Revenue Bonds,               1/08 at 100.00         Aa1          1,646,497
                 Whitehead Institute for Biomedical Research, Series 1993,
                 5.125%, 7/01/26

          375   Puerto Rico Industrial, Tourist, Educational, Medical and             2/09 at 101.00        BBB-            380,198
                 Environmental Control Facilities Financing Authority, Higher
                 Education Revenue Bonds, Ana G. Mendez University System,
                 Series 1999, 5.375%, 2/01/19

------------------------------------------------------------------------------------------------------------------------------------
       14,815   Total Education and Civic Organizations                                                                  15,521,094
------------------------------------------------------------------------------------------------------------------------------------


                                       42

    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE - 19.4% (13.3% OF TOTAL INVESTMENTS)

$       1,250   Massachusetts Health and Educational Facilities Authority,           10/11 at 101.00        BBB+     $    1,306,825
                 Revenue Bonds, Berkshire Health System, Series 2001E,
                 6.250%, 10/01/31

        1,000   Massachusetts Health and Educational Facilities Authority,           11/11 at 101.00          AA            993,230
                 Revenue Bonds, Cape Cod Health Care Inc., Series 2001C,
                 5.250%, 11/15/31 - RAAI Insured

        1,000   Massachusetts Health and Educational Facilities Authority,            7/12 at 101.00         BBB          1,053,340
                 Revenue Bonds, Caritas Christi Obligated Group, Series 2002B,
                 6.250%, 7/01/22

          935   Massachusetts Health and Educational Facilities Authority,            8/15 at 100.00          AA            878,937
                 Revenue Bonds, Emerson Hospital, Series 2005E,
                 5.000%, 8/15/35 - RAAI Insured

        1,000   Massachusetts Health and Educational Facilities Authority,            8/15 at 100.00         AAA          1,044,450
                 Revenue Bonds, Lahey Clinic Medical Center, Series 2005C,
                 5.000%, 8/15/21 - FGIC Insured

        2,000   Massachusetts Health and Educational Facilities Authority,            8/17 at 100.00           A          2,047,200
                 Revenue Bonds, Lahey Medical Center, Series 2007D,
                 5.250%, 8/15/28

          585   Massachusetts Health and Educational Facilities Authority,            7/17 at 100.00        BBB-            540,207
                 Revenue Bonds, Milford Regional Medical Center, Series 2007E,
                 5.000%, 7/15/32

        1,000   Massachusetts Health and Educational Facilities Authority,            7/15 at 100.00        BBB-            955,400
                 Revenue Bonds, Milton Hospital Project, Series 2005D,
                 5.250%, 7/01/30

          750   Massachusetts Health and Educational Facilities Authority,            1/08 at 100.00         AAA            750,840
                 Revenue Bonds, New England Medical Center Hospitals,
                 Series 1993G-1, 5.375%, 7/01/24 - MBIA Insured

           75   Massachusetts Health and Educational Facilities Authority,            7/11 at 101.00          AA             79,643
                 Revenue Bonds, Partners HealthCare System Inc.,
                 Series 2001C, 5.750%, 7/01/32

          375   Massachusetts Health and Educational Facilities Authority,            7/11 at 100.00         BBB            391,883
                 Revenue Bonds, UMass Memorial Health Care, Series 2001C,
                 6.625%, 7/01/32

        1,445   Massachusetts Health and Educational Facilities Authority,            7/15 at 100.00         BBB          1,366,233
                 Revenue Bonds, UMass Memorial Health Care, Series 2005D,
                 5.000%, 7/01/33

        2,000   Massachusetts State, Health and Educational Facilities Authority,     7/17 at 100.00          AA          2,015,820
                 Partners HealthCare System Inc., Series 2007G, 5.000%, 7/01/32

------------------------------------------------------------------------------------------------------------------------------------
       13,415   Total Health Care                                                                                        13,424,008
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 8.0% (5.5% OF TOTAL INVESTMENTS)

        1,335   Massachusetts Development Finance Authority, Multifamily              7/17 at 100.00         AAA          1,321,957
                 Housing Revenue Bonds, Emerson Manor Project, Series 2007,
                 4.800%, 7/20/48

        1,860   Massachusetts Development Financing Authority, Assisted              12/09 at 102.00         N/R          1,901,162
                 Living Revenue Bonds, Prospect House Apartments,
                 Series 1999, 7.000%, 12/01/31

          335   Massachusetts Housing Finance Agency, Housing Bonds,                  6/15 at 100.00         AA-            332,203
                 Series 2006A, 5.100%, 12/01/37 (Alternative Minimum Tax)

          500   Massachusetts Housing Finance Agency, Housing Revenue Bonds,          6/13 at 100.00         AA-            503,220
                 Series 2003S, 5.050%, 12/01/23 (Alternative Minimum Tax)

          380   Massachusetts Housing Finance Agency, Rental Housing                  7/10 at 101.00         AAA            395,006
                 Mortgage Revenue Bonds, Series 1999D, 5.500%, 7/01/13 -
                 AMBAC Insured (Alternative Minimum Tax)

        1,000   Somerville Housing Authority, Massachusetts, GNMA                     5/12 at 103.00         AAA          1,043,540
                 Collateralized Mortgage Revenue Bonds, Clarendon Hill Towers,
                 Series 2002, 5.200%, 11/20/22

------------------------------------------------------------------------------------------------------------------------------------
        5,410   Total Housing/Multifamily                                                                                 5,497,088
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 3.4% (2.3% OF TOTAL INVESTMENTS)

          990   Massachusetts Housing Finance Agency, Single Family Housing           6/15 at 100.00          AA            943,549
                 Revenue Bonds, Series 2006-122, 4.875%, 12/01/37
                 (Alternative Minimum Tax)

        1,500   Massachusetts Housing Finance Agency, Single Family Housing           6/16 at 100.00          AA          1,403,955
                 Revenue Bonds, Series 2006-126, 4.625%, 6/01/32
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,490   Total Housing/Single Family                                                                               2,347,504
------------------------------------------------------------------------------------------------------------------------------------

                                       43

NMT
Nuveen Massachusetts Premium Income Municipal Fund (continued)
Portfolio of INVESTMENTS November 30, (2007) (Unaudited)
    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 1.1% (0.7% OF TOTAL INVESTMENTS)

$         380   Massachusetts Development Finance Agency, Pioneer Valley                No Opt. Call         N/R     $      374,729
                 Resource Recovery Revenue Bonds, Eco/Springfield LLC,
                 Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)

          400   Massachusetts Development Finance Agency, Solid Waste                   No Opt. Call         BBB            415,168
                 Disposal Revenue Bonds, Waste Management Inc.,
                 Series 2003, 5.450%, 6/01/14

------------------------------------------------------------------------------------------------------------------------------------
          780   Total Industrials                                                                                           789,897
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 6.5% (4.5% OF TOTAL INVESTMENTS)

        1,270   Boston, Massachusetts, FHA-Insured Mortgage Revenue Bonds,           10/08 at 105.00         AAA          1,346,746
                 Deutsches Altenheim Inc., Series 1998A, 6.125%, 10/01/31

          985   Massachusetts Development Finance Agency, Revenue Bonds,             10/12 at 102.00        BBB-            917,990
                 Orchard Cove, Series 2007, 5.250%, 10/01/26

        1,500   Massachusetts Development Finance Authority, GNMA                     3/12 at 105.00         AAA          1,613,835
                 Collateralized Assisted Living Facility Revenue Bonds, Arbors
                 at Chicopee, Series 2001A, 6.250%, 9/20/42
                 (Alternative Minimum Tax)

          250   Massachusetts Industrial Finance Agency, FHA-Insured Project          2/08 at 100.00         AAA            250,635
                 Revenue Bonds, Heights Crossing LP, Series 1995,
                 6.000%, 2/01/15 (Alternative Minimum Tax)

          400   Massachusetts Industrial Finance Agency, First Mortgage               1/11 at 101.00        BBB-            392,888
                 Revenue Bonds, Berkshire Retirement Community,
                 Series 1994B, 4.750%, 7/01/17

------------------------------------------------------------------------------------------------------------------------------------
        4,405   Total Long-Term Care                                                                                      4,522,094
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 17.8% (12.3% OF TOTAL INVESTMENTS)

          500   Ashland, Massachusetts, General Obligation Bonds, Series 2004,        5/15 at 100.00         Aaa            542,805
                 5.250%, 5/15/23 - AMBAC Insured

        1,250   Boston, Massachusetts, General Obligation Bonds, Series 2005A,        1/15 at 100.00         AA+          1,360,188
                 5.000%, 1/01/17

        1,000   Fall River, Massachusetts, General Obligation Bonds, Series 2003,     2/13 at 101.00         AAA          1,062,810
                 5.000%, 2/01/21 - FSA Insured

        2,500   Massachusetts Bay Transportation Authority, General Obligation          No Opt. Call         AAA          3,073,900
                 Transportation System Bonds, Series 1991A, 7.000%, 3/01/21

        1,275   Massachusetts, General Obligation Bonds, Consolidated Loan,             No Opt. Call         AAA          1,452,671
                 Series 2001D, 6.000%, 11/01/13 - MBIA Insured

          980   Monson, Massachusetts, General Obligation Bonds, Series 2002,         5/12 at 101.00         Aaa          1,043,298
                 5.250%, 5/15/22 - AMBAC Insured

        1,260   Norwell, Massachusetts, General Obligation Bonds, Series 2003,          No Opt. Call         AAA          1,391,128
                 5.000%, 11/15/20 - FGIC Insured

        1,000   Puerto Rico, General Obligation and Public Improvement Bonds,           No Opt. Call         AAA          1,120,100
                 Series 2001A, 5.500%, 7/01/29 - FGIC Insured

        1,220   Worcester, Massachusetts, General Obligation Bonds,                   7/15 at 100.00         AAA          1,303,472
                 Series 2005A, 5.000%, 7/01/19 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       10,985   Total Tax Obligation/General                                                                             12,350,372
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 12.0% (8.2% OF TOTAL INVESTMENTS)

          210   Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds,            5/14 at 100.00         AAA            220,263
                 Series 2004, 5.000%, 5/01/26 - AMBAC Insured

          385   Massachusetts Bay Transportation Authority, Senior Lien Sales           No Opt. Call         AAA            435,701
                 Tax Revenue Refunding Bonds, Series 2004C, 5.250%, 7/01/21

          975   Massachusetts Bay Transportation Authority, Senior Sales Tax          7/18 at 100.00         AAA          1,032,944
                 Revenue Bonds, Series 2006, 5.000%, 7/01/26

          550   Massachusetts College Building Authority, Project Revenue             5/14 at 100.00         AAA            586,625
                 Bonds, Series 2004A, 5.000%, 5/01/19 - MBIA Insured

          325   Massachusetts College Building Authority, Project Revenue             5/16 at 100.00         AAA            338,933
                 Bonds, Series 2006A, 5.000%, 5/01/31 - AMBAC Insured

        1,000   Massachusetts College Building Authority, Project Revenue               No Opt. Call         AAA          1,129,300
                 Refunding Bonds, Series 2003B, 5.375%, 5/01/23 -
                 XLCA Insured

        1,300   Massachusetts School Building Authority, Dedicated Sales Tax          8/15 at 100.00         AAA          1,382,238
                 Revenue Bonds, Series 2005A, 5.000%, 8/15/20 - FSA Insured


                                       44

    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$         540   Massachusetts, Special Obligation Dedicated Tax Revenue Bonds,          No Opt. Call         AAA     $      588,897
                 Series 2005, 5.000%, 1/01/20 -  FGIC Insured

        1,000   Massachusetts, Special Obligation Refunding Notes, Federal              No Opt. Call         Aaa          1,084,770
                 Highway Grant Anticipation Note Program, Series 2003A,
                 5.000%, 12/15/13 - FSA Insured

          240   Puerto Rico Infrastructure Financing Authority, Special Tax             No Opt. Call         AAA             39,365
                 Revenue Bonds, Series 2005A, 0.000%, 7/01/43 -
                 AMBAC Insured

        1,300   Puerto Rico, Highway Revenue Bonds, Highway and                         No Opt. Call         AAA          1,464,554
                 Transportation Authority, Series 2003AA, 5.500%, 7/01/19 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        7,825   Total Tax Obligation/Limited                                                                              8,303,590
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 13.2% (9.1% OF TOTAL INVESTMENTS)

        2,000   Massachusetts Port Authority, Revenue Bonds, Series 2003A,            7/13 at 100.00         AAA          2,057,480
                 5.000%, 7/01/33 - MBIA Insured

        1,700   Massachusetts Port Authority, Revenue Bonds, Series 2005A,            7/15 at 100.00         AAA          1,788,077
                 5.000%, 7/01/23 - AMBAC Insured

        1,000   Massachusetts Port Authority, Special Facilities Revenue Bonds,       7/17 at 100.00         AAA          1,008,300
                 BOSFUEL Corporation, Series 2007, 5.000%, 7/01/32 -
                 FGIC Insured (Alternative Minimum Tax)

          225   Massachusetts Port Authority, Special Facilities Revenue Bonds,       1/11 at 101.00         AAA            226,112
                 Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/27 -
                 AMBAC Insured (Alternative Minimum Tax)

        4,000   Massachusetts Port Authority, Special Facilities Revenue Bonds,       3/08 at 101.00         AAA          4,046,116
                 US Airways Group Inc., Series 1996A, 5.750%, 9/01/16 -
                 MBIA Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        8,925   Total Transportation                                                                                      9,126,085
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 24.1% (16.6% OF TOTAL INVESTMENTS) (4)

           25   Massachusetts Bay Transportation Authority, Senior Sales Tax          7/18 at 100.00     Aa2 (4)             27,813
                 Revenue Bonds, Series 2006, 5.000%, 7/01/26
                 (Pre-refunded 7/01/18)

        2,500   Massachusetts Development Finance Authority, GNMA                    10/11 at 105.00         AAA          2,937,825
                 Collateralized Revenue Bonds, VOA Concord Assisted Living
                 Inc., Series 2000A, 6.900%, 10/20/41 (Pre-refunded 10/20/11)

          500   Massachusetts Development Finance Authority, Revenue Bonds,           9/11 at 101.00       A (4)            541,195
                 Belmont Hills School, Series 2001, 5.375%, 9/01/23
                 (Pre-refunded 9/01/11)

        1,000   Massachusetts Development Finance Authority, Revenue Bonds,           7/13 at 101.00      A- (4)          1,128,260
                 Massachusetts College of Pharmacy and Allied Health
                 Sciences, Series 2003C, 5.750%, 7/01/33 (Pre-refunded 7/01/13)

          410   Massachusetts Health and Educational Facilities Authority,            7/21 at 100.00         AAA            453,321
                 Revenue Bonds, CareGroup Inc., Series 1998A,
                 5.000%, 7/01/25 (Pre-refunded 7/01/21) - MBIA Insured

          600   Massachusetts Health and Educational Facilities Authority,            5/12 at 100.00         AAA            651,342
                 Revenue Bonds, New England Medical Center Hospitals,
                 Series 2002H, 5.375%, 5/15/19 (Pre-refunded 5/15/12) -
                 FGIC Insured

        1,925   Massachusetts Health and Educational Facilities Authority,            7/11 at 101.00      AA (4)          2,102,042
                 Revenue Bonds, Partners HealthCare System Inc.,
                 Series 2001C, 5.750%, 7/01/32 (Pre-refunded 7/01/11)

        1,000   Massachusetts Health and Educational Facilities Authority,           10/11 at 100.00         AAA          1,070,610
                 Revenue Bonds, University of Massachusetts - Worcester
                 Campus, Series 2001B, 5.250%, 10/01/31 (Pre-refunded
                 10/01/11) - FGIC Insured

        2,300   Massachusetts Industrial Finance Agency, Revenue Bonds,               9/08 at 101.00       A (4)          2,354,257
                 Belmont Hill School, Series 1998, 5.250%, 9/01/28
                 (Pre-refunded 9/01/08)

          705   Massachusetts Port Authority, Revenue Bonds, Series 1982,             1/08 at 100.00         AAA            910,578
                 13.000%, 7/01/13 (ETM)

        1,500   Massachusetts, Special Obligation Dedicated Tax Revenue Bonds,        1/14 at 100.00         AAA          1,644,885
                 Series 2004, 5.250%, 1/01/25 (Pre-refunded 1/01/14) -
                 FGIC Insured

        1,615   Springfield, Massachusetts, General Obligation Bonds,                 1/13 at 100.00         AAA          1,758,654
                 Series 2003, 5.250%, 1/15/23 (Pre-refunded 1/15/13) -
                 MBIA Insured

        1,000   University of Massachusetts Building Authority, Senior Lien          11/14 at 100.00         AAA          1,111,560
                 Project Revenue Bonds, Series 2004-1, 5.250%, 11/01/24
                 (Pre-refunded 11/01/14) - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       15,080   Total U.S. Guaranteed                                                                                    16,692,342
------------------------------------------------------------------------------------------------------------------------------------


                                       45

NMT
Nuveen Massachusetts Premium Income Municipal Fund (continued)
Portfolio of INVESTMENTS November 30, (2007) (Unaudited)
    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 3.0% (2.1% OF TOTAL INVESTMENTS)

$       1,000   Massachusetts Development Finance Agency, Resource Recovery           1/12 at 101.00         AAA     $    1,084,920
                 Revenue Bonds, SEMass System, Series 2001A,
                 5.625%, 1/01/16 - MBIA Insured

        1,000   Massachusetts Industrial Finance Agency, Resource Recovery           12/08 at 102.00         BBB          1,015,510
                 Revenue Refunding Bonds, Ogden Haverhill Project,
                 Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,000   Total Utilities                                                                                           2,100,430
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 11.0% (7.6% OF TOTAL INVESTMENTS)

        2,000   Boston Water and Sewerage Commission, Massachusetts,                 11/14 at 100.00          AA          2,100,660
                 General Revenue Bonds, Senior Series 2004A, 5.000%, 11/01/25

          285   Massachusetts Water Pollution Abatement Trust, Pooled Loan            8/14 at 100.00         AAA            296,226
                 Program Bonds, Series 10, 5.000%, 8/01/26

          750   Massachusetts Water Pollution Abatement Trust, Pooled Loan            8/15 at 100.00         AAA            748,410
                 Program Bonds, Series 11, 4.500%, 8/01/29

        1,000   Massachusetts Water Pollution Abatement Trust, Pooled Loan            8/16 at 100.00         AAA            971,350
                 Program Bonds, Series 12, 4.375%, 8/01/31

           60   Massachusetts Water Pollution Abatement Trust, Pooled Loan            8/13 at 100.00         AAA             62,983
                 Program Bonds, Series 9, 5.000%, 8/01/22

        1,250   Massachusetts Water Pollution Abatement Trust, Revenue Bonds,         8/12 at 100.00         AAA          1,332,050
                 MWRA Loan Program, Series 2002A, 5.250%, 8/01/20

        1,500   Massachusetts Water Resources Authority, General Revenue              8/17 at 100.00         AAA          1,581,660
                 Bonds, Series 2005A, 5.000%, 8/01/28 - MBIA Insured

          625   Massachusetts Water Resources Authority, General Revenue              8/16 at 100.00          AA            545,825
                 Bonds, Series 2006A, 4.000%, 8/01/46

------------------------------------------------------------------------------------------------------------------------------------
        7,470   Total Water and Sewer                                                                                     7,639,164
------------------------------------------------------------------------------------------------------------------------------------
$      95,615   Total Long-Term Investments (cost $97,518,897) - 144.9%                                                 100,310,165
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS -- 0.7% (0.5% OF TOTAL INVESTMENTS)

$         500   Massachusetts Health and Educational Facilities Authority,                                    AA            500,000
                 Revenue Bonds, Hebrew College, Variable Rate Demand
                 Obligations, Series 1999A, 5.700%, 7/01/31 (5)
=============-----------------------------------------------------------------------------------------------------------------------
                Total Short-Term Investments (cost $500,000)                                                                500,000
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $98,018,897) - 145.6%                                                           100,810,165
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.5%                                                                      2,444,841
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.1)%                                                        (34,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   69,255,006
                ====================================================================================================================

FORWARD SWAPS OUTSTANDING AT NOVEMBER 30, 2007:
                                     FUND                                        FIXED RATE                              UNREALIZED
                  NOTIONAL    PAY/RECEIVE        FLOATING RATE   FIXED RATE         PAYMENT    EFFECTIVE  TERMINATION  APPRECIATION
COUNTERPARTY        AMOUNT  FLOATING RATE                INDEX  (ANNUALIZED)      FREQUENCY      DATE (6)        DATE (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan        $1,250,000            Pay    3-Month USD-LIBOR        5.388%  Semi-Annually      4/25/08      4/25/35      $ 86,391
Royal Bank
 of Canada       1,450,000            Pay                 SIFM        4.335       Quarterly      8/06/08      8/06/37       124,394
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $210,785
====================================================================================================================================
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)
SIFM - The daily arithmetic average of the weekly SIFM (Securities Industry and
Financial Markets) Municipal Swap Index.

                    The Fund may invest in "zero coupon" securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The AAA ratings shown in the Portfolio of Investments reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of November 30, 2007. As explained earlier in the Portfolio Managers' Comments section of this report, one rating agency has reduced the rating for AMBAC to AA, and one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (5) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

               (6) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

               N/R  Not rated.

             (ETM)  Escrowed to maturity.

                                 See accompanying notes to financial statements.

NMB
Nuveen Massachusetts Dividend Advantage Municipal Fund
Portfolio of INVESTMENTS
                                                   November 30, 2007 (Unaudited)

    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 1.7% (1.1% OF TOTAL INVESTMENTS)

$         490   Boston Industrial Development Financing Authority, Massachusetts,     9/12 at 102.00         Ba3     $      492,058
                 Senior Revenue Bonds, Crosstown Center Project, Series 2002,
                 6.500%, 9/01/35 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 27.6% (18.6% OF TOTAL INVESTMENTS)

          450   Massachusetts Development Finance Agency, Revenue Bonds,              9/15 at 100.00         AAA            465,602
                 Western New England College, Series 2005A, 5.000%, 9/01/33 -
                 AGC Insured

          450   Massachusetts Development Finance Agency, Revenue Bonds,              9/17 at 100.00         AAA            469,562
                 Worcester Polytecnic Institute, Series 2007, 5.000%, 9/01/37 -
                 MBIA Insured

          495   Massachusetts Development Finance Authority, Revenue Bonds,           7/15 at 100.00         AAA            513,478
                 Massachusetts College of Pharmacy and Allied Health Sciences,
                 Series 2005D, 5.000%, 7/01/27 - AGC Insured

          500   Massachusetts Development Finance Authority, Revenue Bonds,           9/13 at 100.00         AA-            536,270
                 Milton Academy, Series 2003A, 5.000%, 9/01/19

        1,000   Massachusetts Development Finance Authority, Revenue                  5/29 at 105.00          A3          1,091,410
                 Refunding Bonds, Boston University, Series 1999P,
                 6.000%, 5/15/59

        1,085   Massachusetts Educational Finance Authority, Educational Loan         7/10 at 100.00         AAA          1,118,375
                 Revenue Bonds, Series 2001E, 5.300%, 1/01/16 - AMBAC
                 Insured (Alternative Minimum Tax)

        1,000   Massachusetts Health and Educational Facilities Authority,            6/13 at 100.00         AA-          1,072,160
                 Revenue Bonds, Boston College, Series 2003N,
                 5.250%, 6/01/18

        2,000   Massachusetts Health and Educational Facilities Authority,            2/11 at 100.00         AA-          2,093,039
                 Revenue Bonds, Tufts University, Series 2001I, 5.500%, 2/15/36

          590   Massachusetts Health and Educational Facilities Authority,            7/16 at 100.00         AA+            621,317
                 Revenue Bonds, Williams College, Series 2007L,
                 5.000%, 7/01/31

------------------------------------------------------------------------------------------------------------------------------------
        7,570   Total Education and Civic Organizations                                                                   7,981,213
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 21.2% (14.3% OF TOTAL INVESTMENTS)

          500   Massachusetts Health and Educational Facilities Authority,           10/11 at 101.00        BBB+            522,730
                 Revenue Bonds, Berkshire Health System, Series 2001E,
                 6.250%, 10/01/31

          250   Massachusetts Health and Educational Facilities Authority,            1/09 at 101.00         BBB            253,585
                 Revenue Bonds, Caritas Christi Obligated Group,
                 Series 1999A, 5.625%, 7/01/20

          295   Massachusetts Health and Educational Facilities Authority,            1/12 at 101.00           A            309,069
                 Revenue Bonds, Covenant Health Systems Obligated Group,
                 Series 2002, 6.000%, 7/01/31

          315   Massachusetts Health and Educational Facilities Authority,            8/15 at 100.00          AA            296,113
                 Revenue Bonds, Emerson Hospital, Series 2005E,
                 5.000%, 8/15/35 - RAAI Insured

          600   Massachusetts Health and Educational Facilities Authority,            8/15 at 100.00         AAA            626,670
                 Revenue Bonds, Lahey Clinic Medical Center, Series 2005C,
                 5.000%, 8/15/21 - FGIC Insured

        1,000   Massachusetts Health and Educational Facilities Authority,            8/17 at 100.00           A          1,023,600
                 Revenue Bonds, Lahey Medical Center, Series 2007D,
                 5.250%, 8/15/28

          290   Massachusetts Health and Educational Facilities Authority,            7/17 at 100.00        BBB-            267,795
                 Revenue Bonds, Milford Regional Medical Center,
                 Series 2007E, 5.000%, 7/15/32

          500   Massachusetts Health and Educational Facilities Authority,            7/15 at 100.00        BBB-            477,700
                 Revenue Bonds, Milton Hospital Project, Series 2005D,
                 5.250%, 7/01/30


                                       48

    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$         500   Massachusetts Health and Educational Facilities Authority,            7/14 at 100.00         BB-     $      516,350
                 Revenue Bonds, Northern Berkshire Community Services Inc.,
                 Series 2004B, 6.375%, 7/01/34

        1,000   Massachusetts Health and Educational Facilities Authority,            7/09 at 101.00          AA          1,023,610
                 Revenue Bonds, Partners HealthCare System Inc.,
                 Series 1999B, 5.125%, 7/01/19

           35   Massachusetts Health and Educational Facilities Authority,            7/11 at 101.00          AA             37,167
                 Revenue Bonds, Partners HealthCare System Inc.,
                 Series 2001C, 5.750%, 7/01/32

          500   Massachusetts Health and Educational Facilities Authority,            7/11 at 100.00         BBB            522,510
                 Revenue Bonds, UMass Memorial Health Care, Series 2001C,
                 6.625%, 7/01/32

          285   Massachusetts Health and Educational Facilities Authority,            7/15 at 100.00         BBB            269,465
                 Revenue Bonds, UMass Memorial Health Care, Series 2005D,
                 5.000%, 7/01/33

------------------------------------------------------------------------------------------------------------------------------------
        6,070   Total Health Care                                                                                         6,146,364
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 12.0% (8.1% OF TOTAL INVESTMENTS)

          570   Massachusetts Development Finance Authority, Multifamily              7/17 at 100.00         AAA            564,431
                 Housing Revenue Bonds, Emerson Manor Project,
                 Series 2007, 4.800%, 7/20/48

          135   Massachusetts Housing Finance Agency, Housing Bonds,                  6/15 at 100.00         AA-            133,873
                 Series 2006A, 5.100%, 12/01/37 (Alternative Minimum Tax)

          500   Massachusetts Housing Finance Agency, Housing Revenue                 6/13 at 100.00         AA-            503,220
                 Bonds, Series 2003S, 5.050%, 12/01/23 (Alternative
                 Minimum Tax)

        1,215   Massachusetts Housing Finance Agency, Rental Housing                  1/11 at 100.00         AAA          1,241,522
                 Mortgage Revenue Bonds, Series 2001A, 5.850%, 7/01/35 -
                 AMBAC Insured (Alternative Minimum Tax)

        1,000   Somerville Housing Authority, Massachusetts, GNMA                     5/12 at 103.00         AAA          1,043,540
                 Collateralized Mortgage Revenue Bonds, Clarendon Hill
                 Towers, Series 2002, 5.200%, 11/20/22

------------------------------------------------------------------------------------------------------------------------------------
        3,420   Total Housing/Multifamily                                                                                 3,486,586
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 3.4% (2.3% OF TOTAL INVESTMENTS)

          395   Massachusetts Housing Finance Agency, Single Family Housing           6/15 at 100.00          AA            376,467
                 Revenue Bonds, Series 2006-122, 4.875%, 12/01/37
                 (Alternative Minimum Tax)

          650   Massachusetts Housing Finance Agency, Single Family Housing           6/16 at 100.00          AA            608,381
                 Revenue Bonds, Series 2006-126, 4.625%, 6/01/32
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,045   Total Housing/Single Family                                                                                 984,848
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 1.3% (0.9% OF TOTAL INVESTMENTS)

          180   Massachusetts Development Finance Agency, Pioneer Valley                No Opt. Call         N/R            177,503
                 Resource Recovery Revenue Bonds, Eco/Springfield LLC,
                 Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)

          200   Massachusetts Development Finance Agency, Solid Waste                   No Opt. Call         BBB            207,584
                 Disposal Revenue Bonds, Waste Management Inc.,
                 Series 2003, 5.450%, 6/01/14

------------------------------------------------------------------------------------------------------------------------------------
          380   Total Industrials                                                                                           385,087
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 7.5% (5.1% OF TOTAL INVESTMENTS)

          425   Massachusetts Development Finance Agency, Revenue Bonds,             10/12 at 102.00        BBB-            396,087
                 Orchard Cove, Series 2007, 5.250%, 10/01/26

          655   Massachusetts Development Finance Authority, First Mortgage           7/11 at 102.00        BBB-            699,684
                 Revenue Bonds, Berkshire Retirement Community -
                 Edgecombe Project, Series 2001A, 6.750%, 7/01/21

        1,000   Massachusetts Development Finance Authority, GNMA                     3/12 at 105.00         AAA          1,075,890
                 Collateralized Assisted Living Facility Revenue Bonds,
                 Arbors at Chicopee, Series 2001A, 6.250%, 9/20/42
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,080   Total Long-Term Care                                                                                      2,171,661
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 16.8% (11.4% OF TOTAL INVESTMENTS)

          310   Ashland, Massachusetts, General Obligation Bonds,                     5/15 at 100.00         Aaa            336,539
                 Series 2004, 5.250%, 5/15/23 - AMBAC Insured

        2,000   Brookline, Massachusetts, General Obligation Bonds,                   4/10 at 101.00         Aaa          2,108,679
                 Series 2000, 5.375%, 4/01/17


                                       49

NMB
Nuveen Massachusetts Dividend Advantage Municipal Fund (continued)
Portfolio of INVESTMENTS November 30, (2007) (Unaudited)
    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$         440   Fall River, Massachusetts, General Obligation Bonds, Series 2003,     2/13 at 101.00         AAA     $      467,636
                 5.000%, 2/01/21 - FSA Insured

          750   Massachusetts, General Obligation Bonds, Consolidated Loan,             No Opt. Call          AA            854,415
                 Series 2002D, 5.500%, 8/01/19

          500   Norwell, Massachusetts, General Obligation Bonds, Series 2003,          No Opt. Call         AAA            552,035
                 5.000%, 11/15/20 - FGIC Insured

          500   Puerto Rico, General Obligation and Public Improvement Bonds,           No Opt. Call         AAA            560,050
                 Series 2001A, 5.500%, 7/01/29 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
        4,500   Total Tax Obligation/General                                                                              4,879,354
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 11.3% (7.6% OF TOTAL INVESTMENTS)

          395   Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds,            5/14 at 100.00         AAA            414,304
                 Series 2004, 5.000%, 5/01/26 - AMBAC Insured

           85   Massachusetts Bay Transportation Authority, Assessment Bonds,         7/10 at 100.00         AAA             87,773
                 Series 2000A, 5.250%, 7/01/30

          385   Massachusetts Bay Transportation Authority, Senior Lien Sales           No Opt. Call         AAA            435,701
                 Tax Revenue Refunding Bonds, Series 2004C, 5.250%, 7/01/21

          230   Massachusetts College Building Authority, Project Revenue             5/14 at 100.00         AAA            245,316
                 Bonds, Series 2004A, 5.000%, 5/01/19 - MBIA Insured

          250   Massachusetts College Building Authority, Project Revenue             5/16 at 100.00         AAA            260,718
                 Bonds, Series 2006A, 5.000%, 5/01/31 - AMBAC Insured

          500   Massachusetts School Building Authority, Dedicated Sales Tax          8/15 at 100.00         AAA            531,630
                 Revenue Bonds, Series 2005A, 5.000%, 8/15/20 - FSA Insured

          500   Massachusetts School Building Authority, Dedicated Sales Tax          8/17 at 100.00         AAA            508,335
                 Revenue Bonds, Series 2007A, 4.750%, 8/15/32 -
                 AMBAC Insured

          230   Massachusetts, Special Obligation Dedicated Tax Revenue                 No Opt. Call         AAA            250,827
                 Bonds, Series 2005, 5.000%, 1/01/20 - FGIC Insured

          500   Virgin Islands Public Finance Authority, Gross Receipts Taxes        10/10 at 101.00        BBB+            539,120
                 Loan Note, Series 1999A, 6.375%, 10/01/19

------------------------------------------------------------------------------------------------------------------------------------
        3,075   Total Tax Obligation/Limited                                                                              3,273,724
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 4.3% (2.9% OF TOTAL INVESTMENTS)

          800   Massachusetts Port Authority, Revenue Bonds, Series 2005A,            7/15 at 100.00         AAA            841,448
                 5.000%, 7/01/23 - AMBAC Insured

          400   Massachusetts Port Authority, Special Facilities Revenue Bonds,       7/17 at 100.00         AAA            403,320
                 BOSFUEL Corporation, Series 2007, 5.000%, 7/01/32 -
                 FGIC Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,200   Total Transportation                                                                                      1,244,768
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 17.9% (12.1% OF TOTAL INVESTMENTS) (4)

        1,000   Boston, Massachusetts, General Obligation Bonds,                      2/11 at 100.00     AA+ (4)          1,052,100
                 Series 2001A, 5.000%, 2/01/20 (Pre-refunded 2/01/11)

        1,675   Lawrence, Massachusetts, General Obligation Bonds,                    2/11 at 100.00         Aaa          1,762,267
                 Series 2001, 5.000%, 2/01/21 (Pre-refunded 2/01/11) -
                 AMBAC Insured

          125   Massachusetts Bay Transportation Authority, Assessment Bonds,         7/10 at 100.00     Aa1 (4)            131,165
                 Series 2000A, 5.250%, 7/01/30 (Pre-refunded 7/01/10)

           80   Massachusetts Health and Educational Facilities Authority,            1/12 at 101.00     N/R (4)             88,810
                 Revenue Bonds, Covenant Health Systems Obligated Group,
                 Series 2002, 6.000%, 7/01/31 (Pre-refunded 1/01/12)

          965   Massachusetts Health and Educational Facilities Authority,            7/11 at 101.00      AA (4)          1,053,751
                 Revenue Bonds, Partners HealthCare System Inc.,
                 Series 2001C, 5.750%, 7/01/32 (Pre-refunded 7/01/11)

          750   Massachusetts, Special Obligation Dedicated Tax Revenue               1/14 at 100.00         AAA            822,443
                 Bonds, Series 2004, 5.250%, 1/01/25 (Pre-refunded 1/01/14) -
                 FGIC Insured

          250   University of Massachusetts Building Authority, Senior Lien          11/14 at 100.00         AAA            277,890
                 Project Revenue Bonds, Series 2004-1, 5.250%, 11/01/24
                 (Pre-refunded 11/01/14) - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        4,845   Total U.S. Guaranteed                                                                                     5,188,426
------------------------------------------------------------------------------------------------------------------------------------


                                       50

    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 5.8% (3.9% OF TOTAL INVESTMENTS)

$       1,070   Massachusetts Development Finance Agency, Resource Recovery           1/12 at 101.00         AAA     $    1,160,436
                 Revenue Bonds, SEMass System, Series 2001A,
                 5.625%, 1/01/14 - MBIA Insured

          500   Massachusetts Industrial Finance Agency, Resource Recovery           12/08 at 102.00         BBB            507,755
                 Revenue Refunding Bonds, Ogden Haverhill Project,
                 Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,570   Total Utilities                                                                                           1,668,191
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 14.0% (9.4% OF TOTAL INVESTMENTS)

          530   Boston Water and Sewerage Commission, Massachusetts,                 11/14 at 100.00          AA            556,675
                 General Revenue Bonds, Senior Series 2004A,
                 5.000%, 11/01/25

          125   Guam Government Waterworks Authority, Water and Wastewater            7/15 at 100.00         Ba2            131,476
                 System Revenue Bonds, Series 2005, 6.000%, 7/01/25

          500   Massachusetts Water Pollution Abatement Trust, Pooled Loan            8/15 at 100.00         AAA            498,940
                 Program Bonds, Series 11, 4.500%, 8/01/29

          400   Massachusetts Water Pollution Abatement Trust, Pooled Loan            8/16 at 100.00         AAA            388,540
                 Program Bonds, Series 12, 4.375%, 8/01/31

          500   Massachusetts Water Pollution Abatement Trust, Revenue Bonds,         8/12 at 100.00         AAA            532,820
                 MWRA Loan Program, Series 2002A, 5.250%, 8/01/20

        1,405   Massachusetts Water Pollution Abatement Trust, Revenue Bonds,         8/09 at 101.00         AAA          1,460,862
                 MWRA Loan Program, Subordinate Series 1999A, 5.750%, 8/01/29

          250   Massachusetts Water Resources Authority, General Revenue              8/17 at 100.00         AAA            263,610
                 Bonds, Series 2005A, 5.000%, 8/01/28 - MBIA Insured

          250   Massachusetts Water Resources Authority, General Revenue              8/16 at 100.00          AA            218,330
                 Bonds, Series 2006A, 4.000%, 8/01/46

------------------------------------------------------------------------------------------------------------------------------------
        3,960   Total Water and Sewer                                                                                     4,051,253
------------------------------------------------------------------------------------------------------------------------------------
$      40,205   Total Long-Term Investments (cost $40,891,327) - 144.8%                                                  41,953,533
------------------------------------------------------------------------------------------------------------------------------------
                SHORT TERM-INVESTMENTS -- 3.5% (2.3% OF TOTAL INVESTMENTS)

$       1,000   Massachusetts Health and Educational Facilities Authority,                                    AA          1,000,000
                 Revenue Bonds, Hebrew College, Variable Rate Demand
                 Obligations, Series 1999A, 5.700%, 7/01/31 (5)
=============-----------------------------------------------------------------------------------------------------------------------
                Total Short-Term Investments (cost $1,000,000)                                                            1,000,000
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $41,891,327) - 148.3%                                                            42,953,533
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.5%                                                                      1,014,325
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.8)%                                                        (15,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   28,967,858
                ====================================================================================================================

NMB
Nuveen Massachusetts Dividend Advantage Municipal Fund (continued) Portfolio of INVESTMENTS November 30, (2007) (Unaudited)

FORWARD SWAPS OUTSTANDING AT NOVEMBER 30, 2007:
                                     FUND                                        FIXED RATE                              UNREALIZED
                  NOTIONAL    PAY/RECEIVE        FLOATING RATE   FIXED RATE         PAYMENT    EFFECTIVE  TERMINATION  APPRECIATION
COUNTERPARTY        AMOUNT  FLOATING RATE                INDEX  (ANNUALIZED)      FREQUENCY      DATE (6)        DATE (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan        $500,000              Pay    3-Month USD-LIBOR        5.388%  Semi-Annually      4/25/08      4/25/35      $ 34,557
Royal Bank
 of Canada       900,000              Pay                 SIFM        4.335       Quarterly      8/06/08      8/06/37        77,210
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $111,767
====================================================================================================================================
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)
SIFM - The daily arithmetic average of the weekly SIFM (Securities Industry and
Financial Markets) Municipal Swap Index.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The AAA ratings shown in the Portfolio of Investments reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of November 30, 2007. As explained earlier in the Portfolio Managers' Comments section of this report, one rating agency has reduced the rating for AMBAC to AA, and one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (5) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

               (6) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

               N/R  Not rated.

                                 See accompanying notes to financial statements.

NGX
Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund
Portfolio of INVESTMENTS
                                                   November 30, 2007 (Unaudited)

    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 16.1% (10.8% OF TOTAL INVESTMENTS)

$       1,135   Massachusetts Development Finance Agency, Revenue Bonds,             10/15 at 100.00         AAA     $    1,173,193
                 Boston University, Series 2005T-1, 5.000%, 10/01/39 -
                 AMBAC Insured

          600   Massachusetts Development Finance Agency, Revenue Bonds,              9/17 at 100.00         AAA            626,082
                 Worcester Polytecnic Institute, Series 2007, 5.000%, 9/01/37 -
                 MBIA Insured

        1,250   Massachusetts Development Finance Authority, Revenue Bonds,           9/13 at 100.00          A1          1,265,163
                 Middlesex School, Series 2003, 5.000%, 9/01/33

        1,750   Massachusetts Health and Educational Facilities Authority,            6/13 at 100.00         AA-          1,808,555
                 Revenue Bonds, Boston College, Series 2003N,
                 5.125%, 6/01/37

        1,500   Massachusetts Health and Educational Facilities Authority,           11/12 at 100.00         AAA          1,540,170
                 Revenue Bonds, Worcester State College, Series 2002,
                 5.000%, 11/01/32 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        6,235   Total Education and Civic Organizations                                                                   6,413,163
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 10.2% (6.8% OF TOTAL INVESTMENTS)

          500   Massachusetts Health and Educational Facilities Authority,            7/08 at 102.00         AAA            512,520
                 Revenue Bonds, CareGroup Inc., Series 1998A, 5.000%, 7/01/25 -
                 MBIA Insured

          585   Massachusetts Health and Educational Facilities Authority,            7/17 at 100.00        BBB-            540,207
                 Revenue Bonds, Milford Regional Medical Center, Series 2007E,
                 5.000%, 7/15/32

          200   Massachusetts Health and Educational Facilities Authority,            7/15 at 100.00        BBB-            191,080
                 Revenue Bonds, Milton Hospital Project, Series 2005D,
                 5.250%, 7/01/30

        2,500   Massachusetts Health and Educational Facilities Authority,            5/12 at 100.00         AAA          2,584,600
                 Revenue Bonds, New England Medical Center Hospitals,
                 Series 2002H, 5.000%, 5/15/25 - FGIC Insured

          250   Massachusetts Health and Educational Facilities Authority,            7/15 at 100.00         BBB            236,373
                 Revenue Bonds, UMass Memorial Health Care, Series 2005D,
                 5.000%, 7/01/33

------------------------------------------------------------------------------------------------------------------------------------
        4,035   Total Health Care                                                                                         4,064,780
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 10.3% (6.9% OF TOTAL INVESTMENTS)

          775   Massachusetts Development Finance Authority, Multifamily              7/17 at 100.00         AAA            767,428
                 Housing Revenue Bonds, Emerson Manor Project, Series 2007,
                 4.800%, 7/20/48

        2,000   Massachusetts Housing Finance Agency, Housing Bonds,                 12/12 at 100.00         AA-          2,024,620
                 Series 2003H, 5.125%, 6/01/43

        1,265   Massachusetts Housing Finance Agency, Rental Housing                  7/12 at 100.00         AAA          1,283,735
                 Mortgage Revenue Bonds, Series 2002H, 5.200%, 7/01/42 -
                 FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        4,040   Total Housing/Multifamily                                                                                 4,075,783
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 4.8% (3.2% OF TOTAL INVESTMENTS)

        1,750   Massachusetts Development Finance Authority, GNMA                    12/12 at 105.00         AAA          1,904,245
                 Collateralized Revenue Bonds, Neville Communities,
                 Series 2002A, 6.000%, 6/20/44
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 24.3% (16.2% OF TOTAL INVESTMENTS)

        1,280   Littleton, Massachusetts, General Obligation Bonds, Series 2003,      1/13 at 101.00         AAA          1,359,885
                 5.000%, 1/15/21 - FGIC Insured

        3,000   Massachusetts, General Obligation Bonds, Consolidated Loan,             No Opt. Call         AAA          3,383,307
                 Series 2004B, 5.250%, 8/01/21 - FSA Insured


                                       53

                                       NGX


                      Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund (continued)
                      Portfolio of INVESTMENTS November 30, (2007) (Unaudited)

    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       1,025   Maynard, Massachusetts, General Obligation Bonds, Series 2003,        2/13 at 101.00         Aaa     $    1,117,742
                 5.500%, 2/01/19 - MBIA Insured

        1,705   North Attleborough, Massachusetts, General Obligation Bonds,          7/14 at 101.00         Aaa          1,872,261
                 Series 2004, 5.000%, 7/15/15 - FGIC Insured

        1,500   Pittsfield, Massachusetts, General Obligation Bonds, Series 2002,     4/12 at 101.00         AAA          1,584,270
                 5.000%, 4/15/18 - MBIA Insured

          300   Woburn, Massachusetts, General Obligation Bonds, Series 2005,        11/15 at 100.00         Aaa            322,812
                 5.000%, 11/15/19 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        8,810   Total Tax Obligation/General                                                                              9,640,277
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 26.6% (17.8% OF TOTAL INVESTMENTS)

        3,000   Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds,            5/13 at 100.00         AAA          3,079,740
                 Series 2002, 5.000%, 5/01/32 - AMBAC Insured

        2,790   Massachusetts College Building Authority, Project Revenue             5/13 at 100.00         AAA          2,935,415
                 Refunding Bonds, Series 2003A, 5.250%, 5/01/22 -
                 XLCA Insured

                Massachusetts Development Finance Authority, Revenue Bonds, 100
                Cambridge Street Redevelopment, M/SRBC Project, Series 2002A:
        1,475    5.125%, 8/01/28 - MBIA Insured                                       2/12 at 100.00         AAA          1,535,755
        1,500    5.125%, 2/01/34 - MBIA Insured                                       2/12 at 100.00         AAA          1,561,845

        1,100   Massachusetts School Building Authority, Dedicated Sales Tax          8/17 at 100.00         AAA          1,118,337
                 Revenue Bonds, Series 2007A, 4.750%, 8/15/32 -
                 AMBAC Insured

          300   Massachusetts, Special Obligation Dedicated Tax Revenue Bonds,          No Opt. Call         AAA            327,165
                 Series 2005, 5.000%, 1/01/20 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       10,165   Total Tax Obligation/Limited                                                                             10,558,257
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 2.5% (1.7% OF TOTAL INVESTMENTS)

        1,000   Massachusetts Port Authority, Revenue Bonds, Series 2003A,            7/13 at 100.00         AAA          1,028,740
                 5.000%, 7/01/33 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 41.3% (27.6% OF TOTAL INVESTMENTS) (4)

        2,000   Massachusetts Bay Transportation Authority, Senior Sales Tax          7/12 at 100.00         AAA          2,145,760
                 Revenue Refunding Bonds, Series 2002A, 5.000%, 7/01/27
                 (Pre-refunded 7/01/12) - FGIC Insured

          500   Massachusetts Development Finance Authority, Revenue Bonds,           7/13 at 101.00      A- (4)            579,915
                 Massachusetts College of Pharmacy and Allied Health Sciences,
                 Series 2003C, 6.375%, 7/01/23 (Pre-refunded 7/01/13)

          705   Massachusetts Port Authority, Revenue Bonds, Series 1982,             1/08 at 100.00         AAA            910,578
                 13.000%, 7/01/13 (ETM)

        2,000   Massachusetts, General Obligation Bonds, Consolidated Loan,          11/11 at 100.00         AAA          2,123,620
                 Series 2001D, 5.000%, 11/01/20 (Pre-refunded 11/01/11) -
                 MBIA Insured

        2,145   Massachusetts, General Obligation Bonds, Consolidated Loan,           1/13 at 100.00         AAA          2,321,040
                 Series 2003A, 5.250%, 1/01/18 (Pre-refunded 1/01/13) -
                 AMBAC Insured

        1,000   Massachusetts, Special Obligation Dedicated Tax Revenue               1/14 at 100.00         AAA          1,096,590
                 Bonds, Series 2004, 5.250%, 1/01/21 (Pre-refunded 1/01/14) -
                 FGIC Insured

        1,500   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/10 at 101.00         AAA          1,590,090
                 Series 2000HH, 5.250%, 7/01/29 (Pre-refunded 7/01/10) -
                 FSA Insured

        3,000   Springfield, Massachusetts, General Obligation Bonds,                 1/13 at 100.00         AAA          3,266,850
                 Series 2003, 5.250%, 1/15/22 (Pre-refunded 1/15/13) -
                 MBIA Insured

        2,140   University of Massachusetts Building Authority, Senior Lien          11/14 at 100.00         AAA          2,395,088
                 Project Revenue Bonds, Series 2004-1, 5.375%, 11/01/21
                 (Pre-refunded 11/01/14) - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       14,990   Total U.S. Guaranteed                                                                                    16,429,531
------------------------------------------------------------------------------------------------------------------------------------


                                       54

    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 13.5% (9.0% OF TOTAL INVESTMENTS)

$       1,900   Lynn Water and Sewer Commission, Massachusetts, General              12/13 at 100.00         AAA     $    1,957,038
                 Revenue Bonds, Series 2003A, 5.000%, 12/01/32 -
                 MBIA Insured

          600   Massachusetts Water Pollution Abatement Trust, Pooled Loan            8/16 at 100.00         AAA            582,810
                 Program Bonds, Series 12, 4.375%, 8/01/31

        1,000   Massachusetts Water Resources Authority, General Revenue                No Opt. Call         AAA          1,122,050
                 Bonds, Series 2002J, 5.250%, 8/01/19 - FSA Insured

        1,000   Massachusetts Water Resources Authority, General Revenue              8/13 at 100.00         AAA          1,044,810
                 Bonds, Series 2004D, 5.000%, 8/01/24 - MBIA Insured

          125   Massachusetts Water Resources Authority, General Revenue              8/16 at 100.00          AA            109,165
                 Bonds, Series 2006A, 4.000%, 8/01/46

          495   Springfield Water and Sewerage Commission, Massachusetts,             7/14 at 100.00         AAA            533,041
                 General Revenue Bonds, Series 2003A, 5.000%, 7/01/16 -
                 MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
        5,120   Total Water and Sewer                                                                                     5,348,914
------------------------------------------------------------------------------------------------------------------------------------
$      56,145   Total Investments (cost $57,500,587) - 149.6%                                                            59,463,690
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.0%                                                                        788,403
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.6)%                                                        (20,500,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $  39,752,093
                ====================================================================================================================

FORWARD SWAPS OUTSTANDING AT NOVEMBER 30, 2007:
                                     FUND                                        FIXED RATE                              UNREALIZED
                  NOTIONAL    PAY/RECEIVE        FLOATING RATE   FIXED RATE         PAYMENT    EFFECTIVE  TERMINATION  APPRECIATION
COUNTERPARTY        AMOUNT  FLOATING RATE                INDEX  (ANNUALIZED)      FREQUENCY      DATE (6)        DATE (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Royal Bank
 of Canada        $500,000            Pay                 SIFM        4.335%      Quarterly      8/06/08      8/06/37       $42,894
====================================================================================================================================
SIFM - The daily arithmetic average of the weekly SIFM (Securities Industry and
Financial Markets) Municipal Swap Index.

                    At least 80% of the Fund's net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund's net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, Standard & Poor's or Fitch) or unrated but judged to be of comparable quality by the Adviser.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The AAA ratings shown in the Portfolio of Investments reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of November 30, 2007. As explained earlier in the Portfolio Managers' Comments section of this report, one rating agency has reduced the rating for AMBAC to AA, and one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (5) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

             (ETM)  Escrowed to maturity.

                                 See accompanying notes to financial statements.

NOM
Nuveen Missouri Premium Income Municipal Fund
Portfolio of INVESTMENTS
                                                   November 30, 2007 (Unaudited)

    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 3.3% (2.2% OF TOTAL INVESTMENTS)

$       1,000   Missouri Development Finance Board, Solid Waste Disposal                No Opt. Call         AA-     $    1,084,400
                 Revenue Bonds, Procter and Gamble Inc., Series 1999,
                 5.200%, 3/15/29 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 3.6% (2.3% OF TOTAL INVESTMENTS)

          250   Lincoln University, Missouri, Auxillary System Revenue Bonds,         6/17 at 100.00         AAA            262,113
                 Series 2007, 5.125%, 6/01/37 - AGC Insured

          500   Missouri Health and Educational Facilities Authority, Revenue         2/08 at 101.00          A3            505,625
                 Bonds, St. Louis Priory School, Series 2000, 5.650%, 2/01/25

          365   Missouri Health and Educational Facilities Authority, Revenue         4/11 at 100.00         Aaa            386,305
                 Bonds, Webster University, Series 2001, 5.500%, 4/01/18 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        1,115   Total Education and Civic Organizations                                                                   1,154,043
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 20.1% (13.0% OF TOTAL INVESTMENTS)

          710   Cape Girardeau County Industrial Development Authority,               6/17 at 100.00         N/R            688,913
                 Missouri, Health Facilities Revenue Bonds, Southeast Missouri
                 Hospital Association, Series 2007, 5.000%, 6/01/27

          480   Cass County, Missouri, Cass Medical Center Revenue Bonds,            11/16 at 100.00         N/R            480,542
                 Series 2007, 5.625%, 5/01/38

          480   Clinton County Industrial Development Authority, Missouri,           12/17 at 100.00         N/R            417,158
                 Revenue Bonds, Cameron Regional Medical Center,
                 Series 2007, 5.000%, 12/01/37

          750   Joplin Industrial Development Authority, Missouri, Health             2/15 at 102.00        BBB+            763,763
                 Facilities Revenue Bonds, Freeman Health System,
                 Series 2004, 5.500%, 2/15/29

          500   Missouri Health & Educational Facilities Authority, Saint Lukes       6/11 at 101.00         AAA            514,620
                 Episcopal- Presbyterian Hospitals Revenue Bonds,
                 Series 2001, 5.250%, 12/01/26 - FSA Insured

                Missouri Health and Educational Facilities Authority, Revenue
                Bonds, BJC Health System, Series 2003:
        1,500    5.125%, 5/15/25                                                      5/13 at 100.00          AA          1,531,425
        1,155    5.250%, 5/15/32                                                      5/13 at 100.00          AA          1,174,958

          425   Missouri Health and Educational Facilities Authority, Revenue         2/08 at 100.00        BBB+            426,335
                 Bonds, Lake Regional Health System, Series 1996,
                 6.500%, 2/15/21

          500   Missouri Health and Educational Facilities Authority, Revenue         2/14 at 100.00        BBB+            510,075
                 Bonds, Lake Regional Health System, Series 2003,
                 5.700%, 2/15/34

------------------------------------------------------------------------------------------------------------------------------------
        6,500   Total Health Care                                                                                         6,507,789
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 6.3% (4.1% OF TOTAL INVESTMENTS)

          385   Missouri Housing Development Commission, Multifamily Housing         12/11 at 100.00          AA            402,306
                 Revenue Bonds, Series 2001II, 5.250%, 12/01/16

          500   St. Charles County Industrial Development Authority, Missouri,        4/08 at 102.00         AAA            503,270
                 FHA-Insured Multifamily Housing Revenue Bonds, Ashwood
                 Apartments, Series 1998A, 5.600%, 4/01/30 - FSA Insured
                 (Alternative Minimum Tax)

          515   St. Louis County Industrial Development Authority, Missouri,          4/08 at 101.00         AAA            526,783
                 GNMA Collateralized Multifamily Housing Revenue Refunding
                 Bonds, South Summit Apartments, Series 1997A,
                 5.950%, 4/20/17

          600   St. Louis County Industrial Development Authority, Missouri,          4/08 at 101.00         AAA            613,752
                 GNMA Collateralized Multifamily Housing Revenue Refunding
                 Bonds, South Summit Apartments, Series 1997B,
                 6.000%, 10/20/15 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,000   Total Housing/Multifamily                                                                                 2,046,111
------------------------------------------------------------------------------------------------------------------------------------


                                       56

    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 8.8% (5.7% OF TOTAL INVESTMENTS)

$          35   Missouri Housing Development Commission, Single Family                3/08 at 103.00         AAA     $       35,539
                 Mortgage Revenue Bonds, Homeownership Loan Program,
                 Series 1995C, 7.250%, 9/01/26 (Alternative Minimum Tax)

          100   Missouri Housing Development Commission, Single Family                3/10 at 100.00         AAA            102,197
                 Mortgage Revenue Bonds, Homeownership Loan Program,
                 Series 2000B-1, 6.250%, 3/01/31 (Alternative Minimum Tax)

          745   Missouri Housing Development Commission, Single Family                3/16 at 104.50         AAA            812,788
                 Mortgage Revenue Bonds, Homeownership Loan Program,
                 Series 2006E-1, 5.600%, 3/01/37 (Alternative Minimum Tax)

        1,000   Missouri Housing Development Commission, Single Family                9/16 at 100.00         AAA            959,520
                 Mortgage Revenue Bonds, Homeownership Loan Program,
                 Series 2007A-1, 4.700%, 9/01/27 (Alternative Minimum Tax)

        1,000   Missouri Housing Development Commission, Single Family                3/17 at 100.00         AAA            941,350
                 Mortgage Revenue Bonds, Homeownership Loan Program,
                 Series 2007C-1, 4.800%, 9/01/38 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,880   Total Housing/Single Family                                                                               2,851,394
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 8.4% (5.4% OF TOTAL INVESTMENTS)

        1,750   Cole County Industrial Development Authority, Missouri,               2/14 at 100.00         N/R          1,763,948
                 Revenue Bonds, Lutheran Senior Services - Heisinger Project,
                 Series 2004, 5.500%, 2/01/35

          475   Lees Summit Industrial Development Authority, Missouri,               8/17 at 100.00         N/R            456,318
                 Revenue Bonds, John Knox Village Obligated Group,
                 Series 2007A, 5.125%, 8/15/32

          500   St. Louis County Industrial Development Authority, Missouri,          9/17 at 100.00         N/R            499,645
                 Revenue Bonds, Friendship Village of West County,
                 Series 2007A, 5.500%, 9/01/28

------------------------------------------------------------------------------------------------------------------------------------
        2,725   Total Long-Term Care                                                                                      2,719,911
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 2.3% (1.4% OF TOTAL INVESTMENTS)

          750   Sugar Creek, Missouri, Industrial Development Revenue Bonds,          6/13 at 101.00         BBB            737,625
                 Lafarge North America Inc., Series 2003A, 5.650%, 6/01/37
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 29.5% (19.0% OF TOTAL INVESTMENTS)

        1,500   Camdenton Reorganized School District R3, Camden County,                No Opt. Call         AAA          1,610,790
                 Missouri, General Obligation Bonds, Series 2005,
                 5.250%, 3/01/24 - FSA Insured

          500   Jackson County School District R-7, Lees Summit, Missouri,            3/12 at 100.00         AAA            535,185
                 General Obligation Refunding and Improvement Bonds,
                 Series 2002, 5.250%, 3/01/18 - FSA Insured

          500   Missouri School Boards Association, Lease Participation               3/17 at 100.00         AAA            538,485
                 Certificates, Clay County School District 53 Liberty,
                 Series 2007, 5.250%, 3/01/27 - FSA Insured

        1,630   North Kansas City School District, Missouri, General                  3/13 at 100.00         AA+          1,704,165
                 Obligation Bonds, Series 2003A, 5.000%, 3/01/23

        1,000   Puerto Rico, General Obligation and Public Improvement Bonds,           No Opt. Call         AAA          1,128,660
                 Series 2001A, 5.500%, 7/01/20 - MBIA Insured

        2,020   Ritenour Consolidated School District, St. Louis County, Missouri,      No Opt. Call         AAA          2,277,873
                 General Obligation Bonds, Series 1995, 7.375%, 2/01/12 -
                 FGIC Insured

        1,405   St. Louis Board of Education, Missouri, General Obligation            4/13 at 100.00         AAA          1,480,463
                 Refunding Bonds, Series 2003A, 5.000%, 4/01/19 -
                 FSA Insured

          270   St. Louis County Pattonville School District R3, Missouri,            3/14 at 100.00         AAA            291,435
                 General Obligation Bonds, Series 2004, 5.250%, 3/01/20 -
                 FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        8,825   Total Tax Obligation/General                                                                              9,567,056
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 25.9% (16.7% OF TOTAL INVESTMENTS)

          600   Chesterfield, Missouri, Certificates of Participation, Series 2005,  12/15 at 100.00         Aaa            627,564
                 5.000%, 12/01/24 - FGIC Insured

           80   Cottleville, Missouri, Certificates of Participation, Series 2006,    8/14 at 100.00         N/R             80,733
                 5.250%, 8/01/31

          490   Fenton, Missouri, Tax Increment Revenue Bonds, Gravois Bluffs         4/14 at 100.00         N/R            492,470
                 Redevelopment Project, Series 2006, 4.500%, 4/01/21


                                       57

NOM
Nuveen Missouri Premium Income Municipal Fund (continued)
Portfolio of INVESTMENTS November 30, (2007) (Unaudited)
    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$         315   Fulton, Missouri, Tax Increment Revenue Bonds, Fulton                 6/16 at 100.00         N/R     $      283,437
                 Commons Redevelopment Project, Series 2006,
                 5.000%, 6/01/28

          475   Kansas City Tax Increment Financing District, Missouri, Tax           6/14 at 102.00         N/R            468,117
                 Increment Revenue Bonds, Briarcliff West Project,
                 Series 2006A, 5.400%, 6/01/24

          415   Missouri Development Finance Board, Independence,                     3/16 at 100.00          A+            415,469
                 Infrastructure Facilities Revenue Bonds, Crackerneck Creek
                 Project, Series 2006C, 5.000%, 3/01/28

          360   Missouri Development Finance Board, Infrastructure Facilities         6/15 at 100.00        BBB+            337,781
                 Revenue Bonds, Branson Landing Project, Series 2005A,
                 5.000%, 6/01/35

          450   Monarch-Chesterfield Levee District, St. Louis County, Missouri,      3/10 at 101.00         AAA            475,133
                 Levee District Improvement Bonds, Series 1999,
                 5.750%, 3/01/19 - MBIA Insured

          500   Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts          5/12 at 102.00         N/R            473,965
                 Point Transportation Development District, Series 2006,
                 5.000%, 5/01/23

          200   Riverside Industrial Development Authority, Missouri, Industrial      5/17 at 100.00           A            183,720
                 Development Revenue Bonds, Riverside Horizon,
                 Series 2007A, 5.000%, 5/01/27 - ACA Insured

          600   Riverside, Missouri, L-385 Levee Redevelopment Plan Tax               5/15 at 100.00         BBB            605,292
                 Increment Revenue Bonds, Series 2004, 5.250%, 5/01/20

        1,380   Springfield Center City Development Corporation, Missouri,           11/11 at 100.00         Aaa          1,431,074
                 Lease Revenue Bonds, Jordan Valley Park Parking Garage,
                 Series 2002D, 5.000%, 11/01/22 - AMBAC Insured

        2,000   Springfield Public Building Corporation, Missouri, Lease Revenue      6/10 at 100.00         AAA          2,121,060
                 Bonds, Jordan Valley Park Projects, Series 2000A,
                 6.125%, 6/01/21 - AMBAC Insured

          400   St. Joseph Industrial Development Authority, Missouri, Tax           11/14 at 100.00         N/R            390,760
                 Increment Bonds, Shoppes at North Village Project,
                 Series 2005A, 5.500%, 11/01/27

------------------------------------------------------------------------------------------------------------------------------------
        8,265   Total Tax Obligation/Limited                                                                              8,386,575
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 4.7% (3.0% OF TOTAL INVESTMENTS)

          500   Kansas City, Missouri, Passenger Facility Charge Revenue Bonds,       4/11 at 101.00         AAA            507,685
                 Kansas City International Airport, Series 2001, 5.000%, 4/01/23 -
                 AMBAC Insured (Alternative Minimum Tax)

        1,000   St. Louis Land Clearance Redevelopment Authority, Missouri,           9/09 at 102.00         N/R          1,028,140
                 Revenue Refunding and Improvement Bonds, LCRA Parking
                 Facilities, Series 1999C, 7.000%, 9/01/19

------------------------------------------------------------------------------------------------------------------------------------
        1,500   Total Transportation                                                                                      1,535,825
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 27.0% (17.4% OF TOTAL INVESTMENTS) (4)

          685   Fenton, Missouri, Tax Increment Refunding and Improvement            10/12 at 100.00     N/R (4)            770,974
                 Revenue Bonds, Gravois Bluffs Redevelopment Project,
                 Series 2002, 6.125%, 10/01/21 (Pre-refunded 10/01/12)

        2,500   Missouri Health and Educational Facilities Authority, Revenue         6/11 at 101.00         AAA          2,683,597
                 Bonds, SSM Healthcare System, Series 2001A,
                 5.250%, 6/01/28 (Pre-refunded 6/01/11) - AMBAC Insured

        1,000   Missouri Health and Educational Facilities Authority, Revenue        12/10 at 101.00       A (4)          1,092,290
                 Bonds, St. Anthony's Medical Center, Series 2000,
                 6.250%, 12/01/30 (Pre-refunded 12/01/10)

        1,135   Puerto Rico Public Finance Corporation, Commonwealth                    No Opt. Call         AAA          1,406,719
                 Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 -
                 AGC Insured (ETM)

           80   St. Louis County Pattonville School District R3, Missouri,            3/14 at 100.00         AAA             88,103
                 General Obligation Bonds, Series 2004, 5.250%, 3/01/20
                 (Pre-refunded 3/01/14) - FSA Insured

          500   St. Louis County, Missouri, GNMA Collateralized Mortgage                No Opt. Call     N/R (4)            557,070
                 Revenue Bonds, Series 1993D, 5.650%, 7/01/20
                 (Alternative Minimum Tax) (ETM)

        1,000   St. Louis Municipal Finance Corporation, Missouri, Leasehold          2/12 at 100.00         Aaa          1,095,680
                 Revenue Bonds, Carnahan Courthouse, Series 2002A,
                 5.750%, 2/15/16 (Pre-refunded 2/15/12) - FGIC Insured

          950   Texas County, Missouri, Hospital Revenue Bonds, Texas County          6/10 at 100.00     N/R (4)          1,037,714
                 Memorial Hospital, Series 2000, 7.250%, 6/15/25
                 (Pre-refunded 6/15/10)

------------------------------------------------------------------------------------------------------------------------------------
        7,850   Total U.S. Guaranteed                                                                                     8,732,147
------------------------------------------------------------------------------------------------------------------------------------


                                       58

    PRINCIPAL                                                                         OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 15.1% (9.8% OF TOTAL INVESTMENTS)

$         640   Metropolitan St. Louis Sewerage District, Missouri, Revenue           5/14 at 100.00         AAA     $      682,842
                 Bonds, Wastewater System, Series 2004A, 5.000%, 5/01/20 -
                 MBIA Insured

        2,965   Missouri Environmental Improvement and Energy Resources              12/16 at 100.00         AAA          2,771,979
                 Authority, Water Facility Revenue Bonds, Missouri-American
                 Water Company, Series 2006, 4.600%, 12/01/36 - AMBAC
                 Insured (Alternative Minimum Tax) (UB)

        1,000   Missouri Environmental Improvement and Energy Resources               1/13 at 100.00         Aaa          1,059,540
                 Authority, Water Pollution Control and Drinking Water Revenue
                 Bonds, Series 2003B, 5.125%, 1/01/21

          350   Missouri Environmental Improvement and Energy Resources                 No Opt. Call         Aaa            394,580
                 Authority, Water Pollution Control Revenue Bonds, State
                 Revolving Fund Program - Kansas City Project, Series 1997C,
                 6.750%, 1/01/12
------------------------------------------------------------------------------------------------------------------------------------
        4,955   Total Water and Sewer                                                                                     4,908,941
------------------------------------------------------------------------------------------------------------------------------------
$      48,365   Total Investments (cost $49,108,419) - 155.0%                                                            50,231,817
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (6.9)%                                                                       (2,225,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.3%                                                                        390,470
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.4)%                                                        (16,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   32,397,287
                ====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The AAA ratings shown in the Portfolio of Investments reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of November 30, 2007. As explained earlier in the Portfolio Managers' Comments section of this report, one rating agency has reduced the rating for AMBAC to AA, and one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               N/R  Not rated.

             (ETM)  Escrowed to maturity.

              (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                        Statement of
                        ASSETS & LIABILITIES
                                                   November 30, 2007 (Unaudited)
                                                                    CONNECTICUT      CONNECTICUT       CONNECTICUT      CONNECTICUT
                                                                        PREMIUM         DIVIDEND          DIVIDEND         DIVIDEND
                                                                         INCOME        ADVANTAGE       ADVANTAGE 2      ADVANTAGE 3
                                                                          (NTC)            (NFC)             (NGK)            (NGO)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $115,399,569, $57,244,262,
   $52,366,588 and $93,286,146, respectively)                      $117,709,669      $58,462,415       $53,945,130      $94,642,707
Cash                                                                         --               --                --               --
Unrealized appreciation on forward swaps                                415,922          284,595           238,047          136,253
Receivables:
   Interest                                                           1,660,430          766,225           681,294        1,333,487
   Investments sold                                                          --               --                --               --
Other assets                                                              9,409            3,072             4,742              693
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                  119,795,430       59,516,307        54,869,213       96,113,140
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                        1,997,836          785,510         1,789,108          174,051
Floating rate obligations                                                    --               --                --               --
Payable for investments purchased                                     1,680,237          837,485           753,210        1,369,472
Accrued expenses:
   Management fees                                                       59,790           20,409            16,315           30,313
   Other                                                                 16,701            6,882             6,017           14,596
Common share dividends payable                                          243,691          130,148           119,949          198,794
Preferred share dividends payable                                         3,139            3,527             2,876           18,634
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                               4,001,394        1,783,961         2,687,475        1,805,860
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                               38,300,000       19,500,000        17,500,000       32,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $ 77,494,036      $38,232,346       $34,681,738      $62,307,280
====================================================================================================================================
Common shares outstanding                                             5,363,976        2,578,264         2,315,777        4,364,617
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                           $      14.45      $     14.83       $    14.98       $     14.28
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                            $     53,640      $    25,783       $    23,158      $    43,646
Paid-in surplus                                                      74,526,991       36,572,769        32,793,473       61,594,597
Undistributed (Over-distribution of) net investment income              (54,817)         (42,419)          (38,775)        (176,317)
Accumulated net realized gain (loss) from investments
   and derivative transactions                                          242,200          173,465            87,293         (647,460)
Net unrealized appreciation (depreciation) of investments
   and derivative transactions                                        2,726,022        1,502,748         1,816,589        1,492,814
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $ 77,494,036      $38,232,346       $34,681,738      $62,307,280
====================================================================================================================================
Authorized shares:
   Common                                                             Unlimited        Unlimited         Unlimited        Unlimited
   Preferred                                                          Unlimited        Unlimited         Unlimited        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                                                                                           INSURED
                                                                  MASSACHUSETTS    MASSACHUSETTS     MASSACHUSETTS         MISSOURI
                                                                        PREMIUM         DIVIDEND          TAX-FREE          PREMIUM
                                                                         INCOME        ADVANTAGE         ADVANTAGE           INCOME
                                                                          (NMT)            (NMB)             (NGX)            (NOM)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $98,018,897, $41,891,327,
   $57,500,587 and $49,108,419, respectively)                      $100,810,165      $42,953,533       $59,463,690      $50,231,817
Cash                                                                    878,001          334,476            12,362               --
Unrealized appreciation on forward swaps                                210,785          111,767            42,894               --
Receivables:
   Interest                                                           1,623,163          694,544           900,231          775,541
   Investments sold                                                      15,000               --                --               --
Other assets                                                              7,401            2,994             1,457            8,126
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                  103,544,515       44,097,314        60,420,634       51,015,484
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                               --               --                --          247,109
Floating rate obligations                                                    --               --                --        2,225,000
Payable for investments purchased                                            --               --                --               --
Accrued expenses:
   Management fees                                                       53,363           15,562            15,409           25,049
   Other                                                                 15,373            5,219             6,979            7,780
Common share dividends payable                                          216,580          104,237           142,728          111,987
Preferred share dividends payable                                         4,193            4,438             3,425            1,272
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                 289,509          129,456           168,541        2,618,197
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                               34,000,000       15,000,000        20,500,000       16,000,000
====================================================================================================================================
Net assets applicable to Common shares                             $ 69,255,006      $28,967,858       $39,752,093      $32,397,287
====================================================================================================================================
Common shares outstanding                                             4,763,486        1,959,689         2,722,332        2,302,544
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                           $      14.54      $     14.78       $     14.60      $     14.07
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                            $     47,635      $    19,597       $    27,223      $    23,025
Paid-in surplus                                                      66,145,494       27,748,740        38,362,003       30,872,014
Undistributed (Over-distribution of) net investment income              (40,277)         (33,417)          (45,197)          (8,595)
Accumulated net realized gain (loss) from investments
   and derivative transactions                                          100,101           58,965          (597,933)         387,445
Net unrealized appreciation (depreciation) of investments
   and derivative transactions                                        3,002,053        1,173,973         2,005,997        1,123,398
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $ 69,255,006      $28,967,858       $39,752,093      $32,397,287
====================================================================================================================================
Authorized shares:
   Common                                                             Unlimited        Unlimited         Unlimited        Unlimited
   Preferred                                                          Unlimited        Unlimited         Unlimited        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                        OPERATIONS
                                  Six Months Ended November 30, 2007 (Unaudited)
                                                                    CONNECTICUT      CONNECTICUT       CONNECTICUT      CONNECTICUT
                                                                        PREMIUM         DIVIDEND          DIVIDEND         DIVIDEND
                                                                         INCOME        ADVANTAGE       ADVANTAGE 2      ADVANTAGE 3
                                                                          (NTC)            (NFC)             (NGK)            (NGO)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                    $2,695,923       $1,355,967        $1,208,961       $2,138,374
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                         363,212          180,996           163,301          296,438
Preferred shares -- auction fees                                         48,006           24,441            21,934           40,110
Preferred shares -- dividend disbursing agent fees                        5,014            5,014             5,014            5,014
Shareholders' servicing agent fees and expenses                           5,325              733               618              635
Interest expense on floating rate obligations                                --               --                --               --
Custodian's fees and expenses                                            19,470           11,580             7,953           15,703
Trustees' fees and expenses                                               1,460              639               717            1,132
Professional fees                                                         5,777            4,329             4,141            5,332
Shareholders' reports -- printing and mailing expenses                   13,598            6,509             6,848            8,773
Stock exchange listing fees                                               4,840              110                99              186
Investor relations expense                                                5,264            2,164             2,602            4,680
Other expenses                                                            6,497            6,575             6,397            6,912
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement    478,463          243,090           219,624          384,915
   Custodian fee credit                                                  (4,827)          (3,329)           (3,696)          (7,562)
   Expense reimbursement                                                     --          (57,116)          (64,415)        (137,133)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                            473,636          182,645           151,513          240,220
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 2,222,287        1,173,322         1,057,448        1,898,154
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
   Investments                                                          257,137          333,759           187,998           12,968
   Forward swaps                                                         38,176           33,502            16,876           31,127
Change in net unrealized appreciation (depreciation) of:
   Investments                                                         (431,124)        (516,950)         (165,711)        (282,699)
   Forward swaps                                                        463,808          322,272           266,305          140,202
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                 327,997          172,583           305,468          (98,402)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                             (590,124)        (313,034)         (271,267)        (542,966)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                        (590,124)        (313,034)         (271,267)        (542,966)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares
   from operations                                                   $1,960,160       $1,032,871        $1,091,649       $1,256,786
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                                                                                            INSURED
                                                                   MASSACHUSETTS    MASSACHUSETTS     MASSACHUSETTS         MISSOURI
                                                                         PREMIUM         DIVIDEND          TAX-FREE          PREMIUM
                                                                          INCOME        ADVANTAGE         ADVANTAGE           INCOME
                                                                           (NMT)            (NMB)             (NGX)            (NOM)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                    $2,512,443       $1,059,363        $1,388,370       $1,268,011
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                         324,476          138,332           188,796          152,778
Preferred shares -- auction fees                                         42,617           18,801            25,695           20,055
Preferred shares -- dividend disbursing agent fees                        5,014            5,014             5,014            5,014
Shareholders' servicing agent fees and expenses                           3,202              308               202            2,032
Interest expense on floating rate obligations                                --               --                --           37,926
Custodian's fees and expenses                                            19,917            6,744             8,254            9,052
Trustees' fees and expenses                                               1,211              471               743              643
Professional fees                                                         5,540            3,942             4,548            4,143
Shareholders' reports -- printing and mailing expenses                   11,859            5,740             7,239            7,052
Stock exchange listing fees                                               4,844               83               116               98
Investor relations expense                                                5,236            2,453             3,288            2,527
Other expenses                                                            7,317            6,226             6,119            5,330
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement    431,233          188,114           250,014          246,650
   Custodian fee credit                                                  (5,371)          (4,404)           (2,026)          (2,519)
   Expense reimbursement                                                     --          (43,653)          (95,324)              --
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                            425,862          140,057           152,664          244,131
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 2,086,581          919,306         1,235,706        1,023,880
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
   Investments                                                          109,586            8,922            66,830           43,563
   Forward swaps                                                          4,305               --                --               --
Change in net unrealized appreciation (depreciation) of:
   Investments                                                         (463,512)        (255,178)          176,868         (529,827)
   Forward swaps                                                        249,982          127,446            42,894               --
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                 (99,639)        (118,810)          286,592         (486,264)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                             (599,261)        (255,032)         (352,484)        (249,911)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                        (599,261)        (255,032)         (352,484)        (249,911)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares
   from operations                                                   $1,387,681       $  545,464        $1,169,814       $  287,705
====================================================================================================================================

                                 See accompanying notes to financial statements.

                      Statement of
                      CHANGES in NET ASSETS (Unaudited)
                                         CONNECTICUT                         CONNECTICUT                        CONNECTICUT
                                      PREMIUM INCOME (NTC)             DIVIDEND ADVANTAGE (NFC)          DIVIDEND ADVANTAGE 2 (NGK)
                                 ----------------------------        ---------------------------        ----------------------------
                                 SIX MONTHS                          SIX MONTHS                         SIX MONTHS
                                      ENDED        YEAR ENDED             ENDED       YEAR ENDED             ENDED       YEAR ENDED
                                   11/30/07           5/31/07          11/30/07          5/31/07          11/30/07          5/31/07
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income           $ 2,222,287       $ 4,447,923       $ 1,173,322      $ 2,365,016       $ 1,057,448      $ 2,107,925
Net realized gain (loss) from:
   Investments                      257,137            72,769           333,759          124,379           187,998          144,586
   Forward swaps                     38,176                --            33,502               --            16,876               --
   Futures                               --            28,706                --          (18,408)               --           (2,992)
Change in net unrealized appreciation
   (depreciation) of:
   Investments                     (431,124)          346,705          (516,950)          38,540          (165,711)          36,334
   Forward swaps                    463,808           (47,886)          322,272          (37,677)          266,305          (28,258)
Distributions to
   Preferred Shareholders:
   From net investment income      (590,124)       (1,082,148)         (313,034)        (569,903)         (271,267)        (499,055)
   From accumulated net
      realized gains                     --           (74,762)               --               --                --          (18,854)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                1,960,160         3,691,307         1,032,871        1,901,947         1,091,649        1,739,686
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income       (1,673,356)       (3,464,778)         (858,312)      (1,872,256)         (791,870)      (1,683,074)
From accumulated net realized gains      --          (372,181)               --               --                --          (85,757)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders        (1,673,356)       (3,836,959)         (858,312)      (1,872,256)         (791,870)      (1,768,831)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions     56,010            18,479            33,542           89,571            16,016           43,271
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares
   from capital share transactions   56,010            18,479            33,542           89,571            16,016           43,271
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares      342,814          (127,173)          208,101          119,262           315,795           14,126
Net assets applicable to Common
   shares at the beginning
   of period                     77,151,222        77,278,395        38,024,245       37,904,983        34,365,943       34,351,817
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period  $77,494,036       $77,151,222       $38,232,346      $38,024,245       $34,681,738      $34,365,943
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                $   (54,817)      $   (13,624)      $   (42,419)     $   (44,395)      $   (38,775)     $   (33,086)
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                            CONNECTICUT                   MASSACHUSETTS PREMIUM                  MASSACHUSETTS
                                    DIVIDEND ADVANTAGE 3 (NGO)                INCOME (NMT)                 DIVIDEND ADVANTAGE (NMB)
                                 ----------------------------        ---------------------------        ----------------------------
                                 SIX MONTHS                          SIX MONTHS                         SIX MONTHS
                                      ENDED        YEAR ENDED             ENDED       YEAR ENDED             ENDED       YEAR ENDED
                                   11/30/07           5/31/07          11/30/07          5/31/07          11/30/07          5/31/07
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income           $ 1,898,154       $ 3,733,076       $ 2,086,581      $ 4,182,224        $  919,306      $ 1,827,149
Net realized gain (loss) from:
   Investments                       12,968           (42,201)          109,586          (13,789)            8,922           55,772
   Forward swaps                     31,127                --             4,305               --                --               --
   Futures                               --           (14,700)               --               --                --               --
Change in net unrealized appreciation
   (depreciation) of:
   Investments                     (282,699)          617,398          (463,512)         713,731          (255,178)          86,124
   Forward swaps                    140,202            (3,949)          249,982          (39,197)          127,446          (15,679)
Distributions to
   Preferred Shareholders:
   From net investment income      (542,966)         (992,233)         (599,261)      (1,116,532)         (255,032)        (479,691)
   From accumulated net
      realized gains                     --                --                --           (5,552)               --               --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                1,256,786         3,297,391         1,387,681        3,720,885           545,464        1,473,675
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income       (1,348,272)       (2,798,715)       (1,471,862)      (3,183,927)         (664,251)      (1,459,044)
From accumulated net realized gains      --                --                --          (23,558)               --               --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders        (1,348,272)       (2,798,715)       (1,471,862)      (3,207,485)         (664,251)      (1,459,044)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions     74,101                --             15,691           33,601            14,860           52,919
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares
   from capital share transactions   74,101                --             15,691           33,601            14,860           52,919
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares      (17,385)          498,676           (68,490)         547,001          (103,927)          67,550
Net assets applicable to Common
   shares at the beginning
   of period                     62,324,665        61,825,989        69,323,496       68,776,495        29,071,785       29,004,235
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period  $62,307,280       $62,324,665       $69,255,006      $69,323,496       $28,967,858      $29,071,785
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                $  (176,317)      $  (183,233)      $   (40,277)     $   (55,735)      $   (33,417)     $   (33,440)
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                        CHANGES in NET ASSETS (continued) (Unaudited)
                                                                         INSURED MASSACHUSETTS                 MISSOURI PREMIUM
                                                                        TAX-FREE ADVANTAGE (NGX)                 INCOME (NOM)
                                                                     ---------------------------        ----------------------------
                                                                     SIX MONTHS                         SIX MONTHS
                                                                          ENDED       YEAR ENDED             ENDED       YEAR ENDED
                                                                       11/30/07          5/31/07          11/30/07          5/31/07
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                               $ 1,235,706      $ 2,460,127       $ 1,023,880      $ 2,057,588
Net realized gain (loss) from:
   Investments                                                           66,830           27,964            43,563          352,272
   Forward swaps                                                             --           27,938                --               --
   Futures                                                                   --               --                --               --
Change in net unrealized appreciation (depreciation) of:
   Investments                                                          176,868          246,559          (529,827)        (540,979)
   Forward swaps                                                         42,894         (117,661)               --               --
Distributions to Preferred Shareholders:
   From net investment income                                          (352,484)        (671,046)         (249,911)        (524,016)
   From accumulated net realized gains                                       --               --                --           (2,414)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                                                    1,169,814        1,973,881           287,705        1,342,451
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                             (879,301)      (1,694,504)         (752,605)      (1,656,219)
From accumulated net realized gains                                          --               --                --          (11,028)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                                              (879,301)      (1,694,504)         (752,605)      (1,667,247)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions                                          3,397               --            35,972          216,543
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares
   from capital share transactions                                        3,397               --            35,972          216,545
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                          293,910          279,377          (428,928)        (108,253)
Net assets applicable to Common
   shares at the beginning of period                                 39,458,183       39,178,806        32,826,215       32,934,468
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                      $39,752,093      $39,458,183       $32,397,287      $32,826,215
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                                                    $   (45,197)     $   (49,118)      $    (8,595)       $ (29,959)
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Connecticut Premium Income Municipal Fund (NTC), Nuveen Connecticut Dividend Advantage Municipal Fund (NFC), Nuveen Connecticut Dividend Advantage Municipal Fund 2 (NGK), Nuveen Connecticut Dividend Advantage Municipal Fund 3 (NGO), Nuveen Massachusetts Premium Income Municipal Fund (NMT), Nuveen Massachusetts Dividend Advantage Municipal Fund
(NMB), Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund (NGX) and Nuveen Missouri Premium Income Municipal Fund (NOM). Common shares of Connecticut Premium Income (NTC) and Massachusetts Premium Income (NMT) are traded on the New York Stock Exchange while Common shares of Connecticut Dividend Advantage (NFC), Connecticut Dividend Advantage 2 (NGK), Connecticut Dividend Advantage 3 (NGO), Massachusetts Dividend Advantage (NMB), Insured Massachusetts Tax-Free Advantage (NGX) and Missouri Premium Income (NOM) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes, and in the case of Insured Massachusetts Tax-Free Advantage (NGX) the alternative minimum tax applicable to individuals, by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within a single state or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service may establish fair value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of forward swap contracts are also provided by an independent pricing service approved by each Fund's Board of Trustees. Futures contracts are valued using the closing settlement price, or, in the absence of such a price, at the mean of the bid and asked prices. If the pricing service is unable to supply a price for a municipal bond, forward swap or futures contract, each Fund may use a market price or fair market value quote provided by a major broker/dealer in such investments. If it is determined that the market price or fair market value for an investment or derivative instrument is unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the investment. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At November 30, 2007, Connecticut Premium Income (NTC), Connecticut Dividend Advantage (NFC), Connecticut Dividend Advantage 2 (NGK) and Connecticut Dividend Advantage 3
(NGO) had outstanding when-issued/delayed delivery purchase commitments of $1,680,237, $837,485, $753,210 and $1,369,472, respectively. There were no such outstanding purchase commitments in any of the other Funds.

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)


Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, and in the case of Insured Massachusetts Tax-Free Advantage (NGX) the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares

The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in one Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The number of Preferred shares outstanding for each Fund is as follows:

                                                                CONNECTICUT  CONNECTICUT  CONNECTICUT  CONNECTICUT
                                                                    PREMIUM     DIVIDEND     DIVIDEND     DIVIDEND
                                                                     INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                                                      (NTC)        (NFC)        (NGK)        (NGO)
------------------------------------------------------------------------------------------------------------------
Number of shares:
   Series T                                                              --          780           --           --
   Series W                                                              --           --          700           --
   Series TH                                                          1,532           --           --           --
   Series F                                                              --           --           --        1,280
==================================================================================================================

                                                                                                 INSURED
                                                             MASSACHUSETTS  MASSACHUSETTS  MASSACHUSETTS  MISSOURI
                                                                   PREMIUM       DIVIDEND       TAX-FREE   PREMIUM
                                                                    INCOME      ADVANTAGE      ADVANTAGE    INCOME
                                                                     (NMT)          (NMB)          (NGX)     (NOM)
------------------------------------------------------------------------------------------------------------------
Number of shares:
   Series T                                                             --           600              --        --
   Series W                                                             --            --             820        --
   Series TH                                                         1,360            --              --       640
   Series F                                                             --            --              --        --
==================================================================================================================

Insurance

Insured Massachusetts Tax-Free Advantage (NGX) invests at least 80% of its net assets (including net assets attributable to Preferred shares) in municipal securities that are covered by insurance. The Fund may also invest up to 20% of its net assets (including net assets attributable to Preferred shares) in municipal securities which are either (i) backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, or
(ii) rated, at the time of investment, within the four highest grades Baa or BBB or better by Moody's, Standard &Poor's or unrated but judged to be of comparable quality by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen").

Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Fund's Common shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance, in contrast, is effective only while the municipal securities are held by the Fund. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the Common share net asset value of the Fund includes value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Fund the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Inverse Floating Rate Securities

Each Fund may invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond's par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an "inverse floater") that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)



A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an "externally-deposited inverse floater"), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a "self-deposited inverse floater"). A Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a "recourse trust" or "credit recovery swap") with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates, as well as any shortfalls in interest cash flows. The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as an "Inverse floating rate investment". An investment in a self-deposited inverse floater, recourse trust or credit recovery swap is accounted for as a financing transaction in accordance with Statement of Financial Accounting Standards (SFAS) No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities". In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as an "Underlying bond of an inverse floating rate trust", with the Fund accounting for the short-term floating rate certificates issued by the trust as "Floating rate obligations" on the Statement of Assets and Liabilities. In addition, the Fund reflects in Investment Income the entire earnings of the underlying bond and accounts for the related interest paid to the holders of the short-term floating rate certificates as "Interest expense on floating rate obligations" in the Statement of Operations.

During the six months ended November 30, 2007, Missouri Premium Income (NOM) invested in externally deposited inverse floaters and/or self-deposited inverse floaters. None of the other Funds invested in such instruments during the six months ended November 30, 2007.

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended November 30, 2007, were as follows:

                                                                        MISSOURI
                                                                         PREMIUM
                                                                          INCOME
                                                                           (NOM)
--------------------------------------------------------------------------------
Average floating rate obligations                                     $1,988,661
Average annual interest rate and fees                                      3.80%
================================================================================

Forward Swap Transactions

The Funds are authorized to invest in forward interest rate swap transactions. Each Funds' use of forward interest rate swap transactions is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve each Fund's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Fund's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Funds may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Each Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the predetermined threshold amount. Missouri Premium Income (NOM) was the only Fund not to invest in forward interest rate swap transactions during the six months ended November 30, 2007.

Futures Contracts

The Funds are authorized to invest in futures contracts. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect the changes in market value of the contract. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized in the Statement of Assets and Liabilities. Additionally, the Statement of Assets and Liabilities reflects a receivable or payable for the variation margin when applicable. None of the Funds invested in futures contracts during the six months ended November 30, 2007.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which the Fund overdraws its account at the custodian bank.

Indemnifications

Under the Funds' organizational documents, their Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common shares were as follows:

                                             CONNECTICUT         CONNECTICUT DIVIDEND       CONNECTICUT DIVIDEND
                                        PREMIUM INCOME (NTC)         ADVANTAGE (NFC)          ADVANTAGE 2 (NGK)
                                      -----------------------   -----------------------   -----------------------
                                      SIX MONTHS         YEAR   SIX MONTHS         YEAR   SIX MONTHS         YEAR
                                           ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                        11/30/07      5/31/07     11/30/07      5/31/07     11/30/07      5/31/07
-----------------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
   due to reinvestment of distributions    3,915        1,268        2,251        5,695        1,063        2,746
=================================================================================================================
                                        CONNECTICUT DIVIDEND           MASSACHUSETTS        MASSACHUSETTS DIVIDEND
                                          ADVANTAGE 3 (NGO)        PREMIUM INCOME (NMT)         ADVANTAGE (NMB)
                                      -----------------------   -----------------------   ------------------------
                                      SIX MONTHS         YEAR   SIX MONTHS         YEAR   SIX MONTHS         YEAR
                                           ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                        11/30/07      5/31/07     11/30/07      5/31/07     11/30/07      5/31/07
------------------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
   due to reinvestment of distributions    5,247           --        1,090        2,282        1,004        3,459
==================================================================================================================

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)

                                                                        INSURED
                                                                 MASSACHUSETTS TAX-FREE           MISSOURI
                                                                     ADVANTAGE (NGX)        PREMIUM INCOME (NOM)
                                                                -----------------------   ------------------------
                                                                SIX MONTHS         YEAR   SIX MONTHS         YEAR
                                                                     ENDED        ENDED        ENDED        ENDED
                                                                  11/30/07      5/31/07     11/30/07      5/31/07
------------------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
   due to reinvestment of distributions                                237           --        2,494       13,593
==================================================================================================================

3. INVESTMENT TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments and derivative transactions) during the six months ended November 30, 2007, were as follows:

                                                            CONNECTICUT    CONNECTICUT    CONNECTICUT  CONNECTICUT
                                                                PREMIUM       DIVIDEND       DIVIDEND     DIVIDEND
                                                                 INCOME      ADVANTAGE    ADVANTAGE 2  ADVANTAGE 3
                                                                  (NTC)          (NFC)          (NGK)        (NGO)
------------------------------------------------------------------------------------------------------------------
Purchases                                                   $19,287,374     $8,377,418     $9,024,606  $16,295,396
Sales and maturities                                         15,206,158      6,623,711      6,248,854   14,327,909
==================================================================================================================
                                                                                              INSURED
                                                          MASSACHUSETTS  MASSACHUSETTS  MASSACHUSETTS     MISSOURI
                                                                PREMIUM       DIVIDEND       TAX-FREE      PREMIUM
                                                                 INCOME      ADVANTAGE      ADVANTAGE       INCOME
                                                                  (NMT)          (NMB)          (NGX)        (NOM)
------------------------------------------------------------------------------------------------------------------
Purchases                                                    $8,383,208     $2,840,474     $1,789,100   $2,008,196
Sales and maturities                                          7,713,800      3,499,932      2,371,768    1,503,723
==================================================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At November 30, 2007, the cost of investments was as follows:

                                                            CONNECTICUT    CONNECTICUT    CONNECTICUT  CONNECTICUT
                                                                PREMIUM       DIVIDEND       DIVIDEND     DIVIDEND
                                                                 INCOME      ADVANTAGE    ADVANTAGE 2  ADVANTAGE 3
                                                                  (NTC)          (NFC)          (NGK)        (NGO)
------------------------------------------------------------------------------------------------------------------
Cost of investments                                        $115,373,234    $57,271,093    $52,491,920  $93,368,405
==================================================================================================================

                                                                                              INSURED
                                                          MASSACHUSETTS  MASSACHUSETTS  MASSACHUSETTS     MISSOURI
                                                                PREMIUM       DIVIDEND       TAX-FREE      PREMIUM
                                                                 INCOME      ADVANTAGE      ADVANTAGE       INCOME
                                                                  (NMT)          (NMB)          (NGX)        (NOM)
------------------------------------------------------------------------------------------------------------------
Cost of investments                                         $97,948,343    $41,869,795    $57,652,640  $46,868,809
==================================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2007, were as follows:

                                                            CONNECTICUT    CONNECTICUT    CONNECTICUT  CONNECTICUT
                                                                PREMIUM       DIVIDEND       DIVIDEND     DIVIDEND
                                                                 INCOME      ADVANTAGE    ADVANTAGE 2  ADVANTAGE 3
                                                                  (NTC)          (NFC)          (NGK)        (NGO)
------------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                              $2,796,241     $1,537,046     $1,847,706   $1,977,076
   Depreciation                                                (459,806)      (345,724)      (394,496)    (702,774)
------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments    $2,336,435     $1,191,322     $1,453,210   $1,274,302
==================================================================================================================
                                                                                              INSURED
                                                          MASSACHUSETTS  MASSACHUSETTS  MASSACHUSETTS     MISSOURI
                                                                PREMIUM       DIVIDEND       TAX-FREE      PREMIUM
                                                                 INCOME      ADVANTAGE      ADVANTAGE       INCOME
                                                                  (NMT)          (NMB)          (NGX)        (NOM)
------------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                              $3,462,503     $1,311,334     $2,119,540   $1,710,218
   Depreciation                                                (600,681)      (227,596)      (308,490)    (571,885)
------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments    $2,861,822     $1,083,738     $1,811,050   $1,138,333
==================================================================================================================

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at May 31, 2007, the Funds' last tax year end, were as follows:

                                                            CONNECTICUT    CONNECTICUT    CONNECTICUT  CONNECTICUT
                                                                PREMIUM       DIVIDEND       DIVIDEND     DIVIDEND
                                                                 INCOME      ADVANTAGE    ADVANTAGE 2  ADVANTAGE 3
                                                                  (NTC)          (NFC)          (NGK)        (NGO)
------------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income*                           $264,190        $67,363        $76,195      $23,467
Undistributed net ordinary income **                                564            136             --          102
Undistributed net long-term capital gains                            --             --         37,281           --
==================================================================================================================
                                                                                              INSURED
                                                          MASSACHUSETTS  MASSACHUSETTS  MASSACHUSETTS     MISSOURI
                                                                PREMIUM       DIVIDEND       TAX-FREE      PREMIUM
                                                                 INCOME      ADVANTAGE      ADVANTAGE       INCOME
                                                                  (NMT)          (NMB)          (NGX)        (NOM)
------------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income*                           $139,845        $60,434        $95,820      $99,945
Undistributed net ordinary income **                                 --             --             --           --
Undistributed net long-term capital gains                            --         56,036             --      343,882
==================================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 1, 2007, paid on June 1, 2007.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds' last tax year ended May 31, 2007, was designated for purposes of the dividends paid deduction as follows:

                                                            CONNECTICUT    CONNECTICUT    CONNECTICUT  CONNECTICUT
                                                                PREMIUM       DIVIDEND       DIVIDEND     DIVIDEND
                                                                 INCOME      ADVANTAGE    ADVANTAGE 2  ADVANTAGE 3
                                                                  (NTC)          (NFC)          (NGK)        (NGO)
------------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                     $4,570,640     $2,466,418     $2,210,985   $3,816,478
Distributions from net ordinary income **                        41,683             --             82           --
Distributions from net long-term capital gains                  405,561             --        104,613           --
==================================================================================================================

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)

                                                                                              INSURED
                                                          MASSACHUSETTS  MASSACHUSETTS  MASSACHUSETTS     MISSOURI
                                                                PREMIUM       DIVIDEND       TAX-FREE      PREMIUM
                                                                 INCOME      ADVANTAGE      ADVANTAGE       INCOME
                                                                  (NMT)          (NMB)          (NGX)        (NOM)
------------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                     $4,336,292     $1,953,268     $2,384,976   $2,195,931
Distributions from net ordinary income **                        15,666             --             --            7
Distributions from net long-term capital gains                   28,705             --             --       13,435
==================================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2007, the Funds' last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                                                           INSURED
                                                           CONNECTICUT   CONNECTICUT  MASSACHUSETTS  MASSACHUSETTS
                                                              DIVIDEND      DIVIDEND        PREMIUM       TAX-FREE
                                                             ADVANTAGE   ADVANTAGE 3         INCOME      ADVANTAGE
                                                                 (NFC)         (NGO)          (NMT)          (NGX)
------------------------------------------------------------------------------------------------------------------
Expiration year:
   2011                                                       $     --      $ 69,710        $    --       $     --
   2012                                                         76,491       106,107             --             --
   2013                                                         44,122        79,696             --         85,485
   2014                                                             --       111,331             --        427,135
   2015                                                             --       211,213         13,790             --
------------------------------------------------------------------------------------------------------------------
Total                                                         $120,613      $578,057        $13,790       $512,620
==================================================================================================================

The following Funds have elected to defer net realized losses from investments incurred from November 1, 2006 through May 31, 2007, the Funds' last tax year end, ("post-October losses") in accordance with federal income tax regulations. Post-October losses are treated as having arisen on the first day of the current taxable year.

                                                       CONNECTICUT  CONNECTICUT
                                                           PREMIUM     DIVIDEND
                                                            INCOME    ADVANTAGE
                                                             (NTC)        (NFC)
--------------------------------------------------------------------------------
                                                           $53,762       $8,607
================================================================================

5. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within each individual Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

                                                CONNECTICUT PREMIUM INCOME (NTC)
AVERAGE DAILY NET ASSETS                      MASSACHUSETTS PREMIUM INCOME (NMT)
(INCLUDING NET ASSETS                              MISSOURI PREMIUM INCOME (NOM)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

                                            CONNECTICUT DIVIDEND ADVANTAGE (NFC)
                                          CONNECTICUT DIVIDEND ADVANTAGE 2 (NGK)
                                          CONNECTICUT DIVIDEND ADVANTAGE 3 (NGO)
AVERAGE DAILY NET ASSETS                  MASSACHUSETTS DIVIDEND ADVANTAGE (NMB)
(INCLUDING NET ASSETS             INSURED MASSACHUSETTS TAX-FREE ADVANTAGE (NGX)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For net assets over $2 billion                                            .3750
================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the tables below. As of November 30, 2007, the complex-level fee rate was .1837%.

Effective August 20, 2007, the complex-level fee schedule is as follows:

COMPLEX-LEVEL ASSET BREAKPOINT LEVEL (1)      EFFECTIVE RATE AT BREAKPOINT LEVEL
--------------------------------------------------------------------------------
$55 billion                                                               .2000%
$56 billion                                                               .1996
$57 billion                                                               .1989
$60 billion                                                               .1961
$63 billion                                                               .1931
$66 billion                                                               .1900
$71 billion                                                               .1851
$76 billion                                                               .1806
$80 billion                                                               .1773
$91 billion                                                               .1691
$125 billion                                                              .1599
$200 billion                                                              .1505
$250 billion                                                              .1469
$300 billion                                                              .1445
================================================================================

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)

Prior to August 20, 2007, the complex-level fee schedule was as follows:

COMPLEX-LEVEL ASSET BREAKPOINT LEVEL (1)      EFFECTIVE RATE AT BREAKPOINT LEVEL
--------------------------------------------------------------------------------
$55 billion                                                               .2000%
$56 billion                                                               .1996
$57 billion                                                               .1989
$60 billion                                                               .1961
$63 billion                                                               .1931
$66 billion                                                               .1900
$71 billion                                                               .1851
$76 billion                                                               .1806
$80 billion                                                               .1773
$91 billion                                                               .1698
$125 billion                                                              .1617
$200 billion                                                              .1536
$250 billion                                                              .1509
$300 billion                                                              .1490
================================================================================
(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to preferred stock issued by or borrowings by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

For the first ten years of Connecticut Dividend Advantage's (NFC) and Massachusetts Dividend Advantage's (NMB) operations, the Adviser has agreed to reimburse the Funds, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                   YEAR ENDING
JANUARY 31,                                   JANUARY 31,
--------------------------------------------------------------------------------
2001*                      .30%               2007                          .25%
2002                       .30                2008                          .20
2003                       .30                2009                          .15
2004                       .30                2010                          .10
2005                       .30                2011                          .05
2006                       .30
================================================================================
*    From the commencement of operations.

The Adviser has not agreed to reimburse Connecticut Dividend Advantage (NFC) and Massachusetts Dividend Advantage (NMB) for any portion of their fees and expenses beyond January 31, 2011.

For the first ten years of Connecticut Dividend Advantage 2's (NGK) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                   YEAR ENDING
MARCH 31,                                     MARCH 31,
--------------------------------------------------------------------------------
2002*                      .30%               2008                          .25%
2003                       .30                2009                          .20
2004                       .30                2010                          .15
2005                       .30                2011                          .10
2006                       .30                2012                          .05
2007                       .30
================================================================================
*    From the commencement of operations.

The Adviser has not agreed to reimburse Connecticut Dividend Advantage 2 (NGK) for any portion of its fees and expenses beyond March 31, 2012.

For the first eight years of Connecticut Dividend Advantage 3's (NGO) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                   YEAR ENDING
SEPTEMBER 30,                                 SEPTEMBER 30,
--------------------------------------------------------------------------------
2002*                      .32%               2007                          .32%
2003                       .32                2008                          .24
2004                       .32                2009                          .16
2005                       .32                2010                          .08
2006                       .32
================================================================================
*    From the commencement of operations.

The Adviser has not agreed to reimburse Connecticut Dividend Advantage 3 (NGO) for any portion of its fees and expenses beyond September 30, 2010.

For the first eight years of Insured Massachusetts Tax-Free Advantage's (NGX) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                   YEAR ENDING
NOVEMBER 30,                                  NOVEMBER 30,
--------------------------------------------------------------------------------
2002*                      .32%               2007                          .32%
2003                       .32                2008                          .24
2004                       .32                2009                          .16
2005                       .32                2010                          .08
2006                       .32
================================================================================
*    From the commencement of operations.

The Adviser has not agreed to reimburse Insured Massachusetts Tax-Free Advantage
(NGX) for any portion of its fees and expenses beyond November 30, 2010.

Agreement and Plan of Merger

On June 20, 2007, Nuveen Investments announced that it had entered into a definitive Agreement and Plan of Merger ("Merger Agreement") with Windy City Investments, Inc. ("Windy City"), a corporation formed by investors led by Madison Dearborn Partners, LLC ("Madison Dearborn"), pursuant to which Windy City would acquire Nuveen Investments. Madison Dearborn is a private equity investment firm based in Chicago, Illinois. The merger was consummated on November 13, 2007.

The consummation of the merger was deemed to be an "assignment" (as that term is defined in the Investment Company Act of 1940) of the investment management agreement between each Fund and the Adviser, and resulted in the automatic termination of each Fund's agreement. The Board of Trustees of each Fund considered and approved a new investment management agreement with the Adviser at the same fee rate. The new ongoing agreement was approved by the shareholders of each Fund and took effect on November 13, 2007.

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)



The investors led by Madison Dearborn include an affiliate of Merrill Lynch. As a result, Merrill Lynch is an indirect "affiliated person" (as that term is defined in the Investment Company Act of 1940) of each Fund. Certain conflicts of interest may arise as a result of such indirect affiliation. For example, the Funds are generally prohibited from entering into principal transactions with Merrill Lynch and its affiliates. The Adviser does not believe that any such prohibitions or limitations as a result of Merrill Lynch's affiliation will significantly impact the ability of the Funds to pursue their investment objectives and policies.

6. NEW ACCOUNTING PRONOUNCEMENTS

Financial Accounting Standards Board Interpretation No. 48

Effective November 30, 2007, the Funds adopted Financial Accounting Standards Board Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN
48). FIN 48 provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management of the Funds has concluded that there are no significant uncertain tax positions that require recognition in the Funds' financial statements. Consequently, the adoption of FIN 48 had no impact on the net assets or results of operations of the Funds.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of November 30, 2007, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

7. SUBSEQUENT EVENTS

Distributions to Common Shareholders

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on December 31, 2007, to shareholders of record on December 15, 2007, as follows:

                                                            CONNECTICUT    CONNECTICUT    CONNECTICUT  CONNECTICUT
                                                                PREMIUM       DIVIDEND       DIVIDEND     DIVIDEND
                                                                 INCOME      ADVANTAGE    ADVANTAGE 2  ADVANTAGE 3
                                                                  (NTC)          (NFC)          (NGK)        (NGO)
------------------------------------------------------------------------------------------------------------------
Dividend per share                                               $.0520         $.0555         $.0550       $.0505
==================================================================================================================
                                                                                              INSURED
                                                          MASSACHUSETTS  MASSACHUSETTS  MASSACHUSETTS     MISSOURI
                                                                PREMIUM       DIVIDEND       TAX-FREE      PREMIUM
                                                                 INCOME      ADVANTAGE      ADVANTAGE       INCOME
                                                                  (NMT)          (NMB)          (NGX)        (NOM)
------------------------------------------------------------------------------------------------------------------
Dividend per share                                               $.0515         $.0565         $.0545       $.0545
==================================================================================================================

At the same time, the following Funds declared capital gains and/or ordinary income distributions as follows:

                                     CONNECTICUT  CONNECTICUT   CONNECTICUT   MASSACHUSETTS  MASSACHUSETTS   MISSOURI
                                         PREMIUM     DIVIDEND      DIVIDEND         PREMIUM       DIVIDEND    PREMIUM
                                          INCOME    ADVANTAGE   ADVANTAGE 2          INCOME      ADVANTAGE     INCOME
                                           (NTC)        (NFC)         (NGK)           (NMT)          (NMB)      (NOM)
---------------------------------------------------------------------------------------------------------------------
Capital gains distribution per share      $.0288       $.0648        $.0738          $.0166        $ .0248    $ .1265
Ordinary income distribution per share*       --        .0016            --              --             --         --
=====================================================================================================================

* Ordinary income consist of taxable market discount income and net short-term capital gains, if any.

Financial
HIGHLIGHTS (Unaudited)

        Selected data for a Common share outstanding throughout each period:

                                                  Investment Operations                                Less Distributions
                              ----------------------------------------------------------------  --------------------------------
                                                       Distributions   Distributions
                                                            from Net            from                   Net
                   Beginning                              Investment         Capital            Investment     Capital
                      Common                     Net       Income to        Gains to             Income to    Gains to
                       Share         Net   Realized/       Preferred       Preferred                Common      Common
                   Net Asset  Investment  Unrealized          Share-          Share-                Share-      Share-
                       Value      Income  Gain (Loss)        holders+        holders+    Total     holders     holders     Total
=================================================================================================================================
CONNECTICUT PREMIUM
INCOME (NTC)
---------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)               $14.39      $ .41        $ .07           $(.11)           $ --     $ .37       $(.31)       $ --     $(.31)
2007                   14.42        .83          .07            (.20)           (.01)      .69        (.65)       (.07)     (.72)
2006                   15.26        .84         (.54)           (.14)           (.03)      .13        (.75)       (.22)     (.97)
2005                   14.60        .88          .75            (.09)             --      1.54        (.87)       (.01)     (.88)
2004                   15.56        .93         (.96)           (.05)             --      (.08)       (.88)         --      (.88)
2003                   14.46        .98         1.07            (.07)             --      1.98        (.88)         --      (.88)

CONNECTICUT DIVIDEND
ADVANTAGE (NFC)
---------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)                14.76        .46          .06            (.12)             --       .40        (.33)         --      (.33)
2007                   14.75        .92          .04            (.22)             --       .74        (.73)         --      (.73)
2006                   15.39        .93         (.55)           (.17)             --       .21        (.85)         --      (.85)
2005                   14.56        .95          .86            (.09)             --      1.72        (.89)         --      (.89)
2004                   15.53        .97        (1.00)           (.05)             --      (.08)       (.89)         --      (.89)
2003                   14.24       1.00         1.19            (.07)             --      2.12        (.84)         --      (.84)
=================================================================================================================================
                                                                 Total Returns
                                                             ---------------------
                             Offering                                       Based
                            Costs and    Ending                                on
                            Preferred    Common               Based        Common
                                Share     Share   Ending         on     Share Net
                         Underwriting     Asset   Market     Market         Asset
                            Discounts     Value    Value      Value*        Value*
==================================================================================
CONNECTICUT PREMIUM
INCOME (NTC)
----------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)                          $ --    $14.45   $13.38      (8.24)%        2.63%
2007                               --     14.39    14.91      12.33          4.79
2006                               --     14.42    13.95      (6.00)          .88
2005                               --     15.26    15.81      15.61         10.82
2004                               --     14.60    14.47     (10.80)         (.51)
2003                               --     15.56    17.14      12.63         14.08

CONNECTICUT DIVIDEND
ADVANTAGE (NFC)
----------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)                            --     14.83    14.11     (11.82)         2.78
2007                               --     14.76    16.37       5.46          5.05
2006                               --     14.75    16.26       8.79          1.38
2005                               --     15.39    15.73      17.89         12.06
2004                               --     14.56    14.12      (8.64)         (.56)
2003                              .01     15.53    16.35       9.19         15.38
==================================================================================
                                                              Ratios/Supplemental Data
                 -------------------------------------------------------------------------------------------------------------------
                                         Ratios to Average Net Assets                Ratios to Average Net Assets
                                         Applicable to Common Shares                 Applicable to Common Shares
                                         Before Credit/Reimbursement                 After Credit/Reimbursement**
                                -------------------------------------------  -------------------------------------------
                      Ending
                         Net
                      Assets
                  Applicable     Expenses        Expenses             Net     Expenses        Expenses             Net    Portfolio
                   to Common    Including       Excluding      Investment    Including       Excluding      Investment     Turnover
                 Shares (000)    Interest++(a)   Interest++(a)     Income++   Interest++(a)   Interest++(a)     Income++       Rate
====================================================================================================================================
CONNECTICUT PREMIUM
INCOME (NTC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)              $77,494         1.25%***        1.25%***        5.79%***     1.24%***        1.24%***        5.81%***       13%
2007                  77,151         1.24            1.24            5.67         1.21            1.21            5.69            8
2006                  77,278         1.25            1.25            5.66         1.23            1.23            5.68           16
2005                  81,529         1.24            1.24            5.81         1.24            1.24            5.82           12
2004                  77,725         1.23            1.23            6.16         1.23            1.23            6.16           15
2003                  82,492         1.27            1.27            6.57         1.26            1.26            6.58           23

CONNECTICUT DIVIDEND
ADVANTAGE (NFC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)               38,232         1.29***         1.29***         5.90***       .97***          .97***         6.22***        12
2007                  38,024         1.29            1.29            5.78          .92             .92            6.16            9
2006                  37,905         1.29            1.29            5.70          .84             .84            6.14           14
2005                  39,464         1.29            1.29            5.81          .83             .83            6.27            9
2004                  37,238         1.26            1.26            5.97          .80             .80            6.44            4
2003                  39,625         1.27            1.27            6.29          .81             .81            6.76            7
====================================================================================================================================

                                                      Floating Rate Obligations
                 Preferred Shares at End of Period         at End of Period
              --------------------------------------  -------------------------
                Aggregate   Liquidation                 Aggregate
                   Amount    and Market        Asset       Amount        Asset
              Outstanding         Value     Coverage  Outstanding     Coverage
                    (000)     Per Share    Per Share         (000)  Per $1,000
===============================================================================
CONNECTICUT PREMIUM INCOME (NTC)
-------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)           $38,300       $25,000      $75,584         $ --         $ --
2007               38,300        25,000       75,360           --           --
2006               38,300        25,000       75,443           --           --
2005               38,300        25,000       78,217           --           --
2004               38,300        25,000       75,734           --           --
2003               38,300        25,000       78,846           --           --

CONNECTICUT DIVIDEND ADVANTAGE (NFC)
-------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)            19,500        25,000       74,016           --           --
2007               19,500        25,000       73,749           --           --
2006               19,500        25,000       73,596           --           --
2005               19,500        25,000       75,595           --           --
2004               19,500        25,000       72,740           --           --
2003               19,500        25,000       75,801           --           --
===============================================================================

* Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period takes place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

     Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

**   After custodian fee credit and expense reimbursement, where applicable.

***  Annualized.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.

(b)  For the six months ended November 30, 2007.

                                 See accompanying notes to financial statements.


                                  80-81 spread

Financial
HIGHLIGHTS (continued) (Unaudited)

     Selected data for a Common share outstanding throughout each period:

                                                  Investment Operations                                Less Distributions
                              ----------------------------------------------------------------  --------------------------------
                                                       Distributions   Distributions
                                                            from Net            from                   Net
                   Beginning                              Investment         Capital            Investment     Capital
                      Common                     Net       Income to        Gains to             Income to    Gains to
                       Share         Net   Realized/       Preferred       Preferred                Common      Common
                   Net Asset  Investment  Unrealized          Share-          Share-                Share-      Share-
                       Value      Income  Gain (Loss)        holders+        holders+    Total     holders     holders     Total
=================================================================================================================================
CONNECTICUT DIVIDEND ADVANTAGE 2 (NGK)
---------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)               $14.85        $.46      $  .13           $(.12)           $ --     $ .47       $(.34)       $ --     $(.34)
2007                   14.86         .91         .08            (.22)           (.01)      .76        (.73)       (.04)     (.77)
2006                   15.64         .91        (.60)           (.17)           (.01)      .13        (.83)       (.08)     (.91)
2005                   15.01         .92         .74            (.09)             --      1.57        (.87)       (.07)     (.94)
2004                   16.23         .96       (1.13)           (.04)           (.01)     (.22)       (.87)       (.12)     (.99)
2003                   14.48         .98        1.74            (.07)           (.01)     2.64        (.83)       (.06)     (.89)

CONNECTICUT DIVIDEND ADVANTAGE 3 (NGO)
---------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)                14.30         .44        (.03)           (.12)             --       .29        (.31)         --      (.31)
2007                   14.18         .86         .13            (.23)             --       .76        (.64)         --      (.64)
2006                   14.78         .84        (.54)           (.18)             --       .12        (.72)         --      (.72)
2005                   13.97         .86         .83            (.10)             --      1.59        (.78)         --      (.78)
2004                   15.06         .88       (1.14)           (.05)             --      (.31)       (.78)         --      (.78)
2003(c)                14.33         .51         .93            (.04)             --      1.40        (.46)         --      (.46)
=================================================================================================================================
                                                               Total Returns
                                                           ---------------------
                           Offering                                       Based
                          Costs and    Ending                                on
                          Preferred    Common               Based        Common
                              Share     Share   Ending         on     Share Net
                       Underwriting     Asset   Market     Market         Asset
                          Discounts     Value    Value      Value*        Value*
================================================================================
CONNECTICUT DIVIDEND
ADVANTAGE 2 (NGK)
--------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)                       $  --    $14.98   $14.20     (11.27)%        3.23%
2007                             --     14.85    16.38       3.58          5.13
2006                             --     14.86    16.60       9.78           .84
2005                             --     15.64    15.98      19.92         10.70
2004                           (.01)    15.01    14.14      (4.65)        (1.48)
2003                             --     16.23    15.80      11.16         18.77

CONNECTICUT DIVIDEND
ADVANTAGE 3 (NGO)
--------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)                          --     14.28    13.41      (6.72)         2.06
2007                             --     14.30    14.70       9.15          5.42
2006                             --     14.18    14.09       1.84           .83
2005                             --     14.78    14.54      18.17         11.60
2004                             --     13.97    13.00      (8.92)        (2.08)
2003(c)                        (.21)    15.06    15.09       3.71          8.46
================================================================================
                                                              Ratios/Supplemental Data
                  ------------------------------------------------------------------------------------------------------------------
                                         Ratios to Average Net Assets                Ratios to Average Net Assets
                                         Applicable to Common Shares                 Applicable to Common Shares
                                         Before Credit/Reimbursement                 After Credit/Reimbursement**
                                -------------------------------------------  -------------------------------------------
                       Ending
                          Net
                       Assets
                   Applicable    Expenses        Expenses             Net     Expenses        Expenses             Net    Portfolio
                    to Common   Including       Excluding      Investment    Including       Excluding      Investment     Turnover
                  Shares (000)   Interest++(a)   Interest++(a)     Income++   Interest++(a)   Interest++(a)     Income++       Rate
====================================================================================================================================
CONNECTICUT DIVIDEND
ADVANTAGE 2 (NGK)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)               $34,682        1.29%***        1.29%***        5.80%***      .89%***         .89%***        6.20%***       12%
2007                   34,366        1.31            1.31            5.60          .85             .85            6.06           12
2006                   34,352        1.29            1.29            5.51          .83             .83            5.97           11
2005                   36,105        1.28            1.28            5.52          .82             .82            5.98           12
2004                   34,646        1.25            1.25            5.73          .80             .80            6.18           10
2003                   37,441        1.31            1.31            5.94          .82             .82            6.43           13

CONNECTICUT DIVIDEND
ADVANTAGE 3 (NGO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)                62,307        1.25***         1.25***         5.68***       .78***          .78***         6.15***        15
2007                   62,325        1.26            1.26            5.44          .76             .76            5.94           15
2006                   61,826        1.24            1.24            5.30          .74             .74            5.80            9
2005                   64,324        1.24            1.24            5.40          .76             .76            5.89            9
2004                   60,774        1.24            1.24            5.58          .74             .74            6.08           14
2003(c)                65,324        1.19***         1.19***         4.72***       .71***          .71***         5.20***        18
====================================================================================================================================

                                                      Floating Rate Obligations
                 Preferred Shares at End of Period         at End of Period
              --------------------------------------  -------------------------
                Aggregate   Liquidation                 Aggregate
                   Amount    and Market        Asset       Amount        Asset
              Outstanding         Value     Coverage  Outstanding     Coverage
                    (000)     Per Share    Per Share         (000)  Per $1,000
===============================================================================
CONNECTICUT DIVIDEND ADVANTAGE 2 (NGK)
-------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)           $17,500       $25,000      $74,545         $ --         $ --
2007               17,500        25,000       74,094           --           --
2006               17,500        25,000       74,074           --           --
2005               17,500        25,000       76,579           --           --
2004               17,500        25,000       74,495           --           --
2003               17,500        25,000       78,487           --           --

CONNECTICUT DIVIDEND ADVANTAGE 3 (NGO)
-------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)            32,000        25,000       73,678           --           --
2007               32,000        25,000       73,691           --           --
2006               32,000        25,000       73,302           --           --
2005               32,000        25,000       75,253           --           --
2004               32,000        25,000       72,480           --           --
2003(c)            32,000        25,000       76,034           --           --
===============================================================================

* Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period takes place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

     Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

**   After custodian fee credit and expense reimbursement, where applicable.

***  Annualized.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.

(b)  For the six months ended November 30, 2007.

(c) For the period September 26, 2002 (commencement of operations) through May 31, 2003.

                                 See accompanying notes to financial statements.


                                  82-83 spread

Financial
HIGHLIGHTS (continued) (Unaudited)

        Selected data for a Common share outstanding throughout each period:
                                                  Investment Operations                                Less Distributions
                              ----------------------------------------------------------------  --------------------------------
                                                       Distributions   Distributions
                                                            from Net            from                   Net
                   Beginning                              Investment         Capital            Investment     Capital
                      Common                     Net       Income to        Gains to             Income to    Gains to
                       Share         Net   Realized/       Preferred       Preferred                Common      Common
                   Net Asset  Investment  Unrealized          Share-          Share-                Share-      Share-
                       Value      Income  Gain (Loss)        holders+        holders+    Total     holders     holders     Total
=================================================================================================================================
MASSACHUSETTS PREMIUM
INCOME (NMT)
---------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)               $14.56      $ .44       $ (.02)          $(.13)           $ --     $ .29       $(.31)       $ --    $ (.31)
2007                   14.45        .88          .13            (.23)             --*      .78        (.67)         --*     (.67)
2006                   15.10        .88         (.50)           (.18)             --       .20        (.81)       (.04)     (.85)
2005                   14.34        .91          .81            (.08)             --      1.64        (.88)         --      (.88)
2004                   15.30        .94         (.97)           (.05)             --      (.08)       (.88)         --      (.88)
2003                   14.48        .98          .78            (.07)             --      1.69        (.87)         --      (.87)

MASSACHUSETTS DIVIDEND
ADVANTAGE (NMB)
---------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)                14.84        .47         (.06)           (.13)             --       .28        (.34)         --      (.34)
2007                   14.83        .93          .08            (.25)             --       .76        (.75)         --      (.75)
2006                   15.65        .95         (.54)           (.17)           (.02)      .22        (.85)       (.19)    (1.04)
2005                   14.84        .97          .95            (.08)             --      1.84        (.92)       (.11)    (1.03)
2004                   16.00       1.00        (1.11)           (.04)           (.01)     (.16)       (.92)       (.08)    (1.00)
2003                   14.16       1.04         1.74            (.07)             --      2.71        (.88)         --      (.88)
=================================================================================================================================
                                                                  Total Returns
                                                              ---------------------
                              Offering                                       Based
                             Costs and    Ending                                on
                             Preferred    Common               Based        Common
                                 Share     Share   Ending         on     Share Net
                          Underwriting     Asset   Market     Market         Asset
                             Discounts     Value    Value      Value*        Value*
===================================================================================
MASSACHUSETTS PREMIUM
INCOME (NMT)
-----------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)                           $ --    $14.54   $13.11      (6.42)%        2.02%
2007                                --     14.56    14.33       4.60          5.47
2006                                --     14.45    14.35      (6.14)         1.41
2005                                --     15.10    16.14      18.97         11.74
2004                                --     14.34    14.35      (9.51)         (.51)
2003                                --     15.30    16.80      12.98         12.02

MASSACHUSETTS DIVIDEND
ADVANTAGE (NMB)
-----------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)                             --     14.78    14.10     (11.33)         1.92
2007                                --     14.84    16.28      10.04          5.14
2006                                --     14.83    15.53      (5.23)         1.49
2005                                --     15.65    17.45      24.96         12.76
2004                                --     14.84    14.88      (3.74)        (1.03)
2003                               .01     16.00    16.45       8.76         19.74
===================================================================================
                                                              Ratios/Supplemental Data
                  ------------------------------------------------------------------------------------------------------------------
                                         Ratios to Average Net Assets                Ratios to Average Net Assets
                                         Applicable to Common Shares                 Applicable to Common Shares
                                         Before Credit/Reimbursement                 After Credit/Reimbursement**
                                -------------------------------------------  -------------------------------------------
                       Ending
                          Net
                       Assets
                   Applicable    Expenses        Expenses             Net     Expenses        Expenses             Net    Portfolio
                    to Common   Including       Excluding      Investment    Including       Excluding      Investment     Turnover
                  Shares (000)   Interest++(a)   Interest++(a)     Income++   Interest++(a)   Interest++(a)     Income++       Rate
====================================================================================================================================
MASSACHUSETTS PREMIUM
INCOME (NMT)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)               $69,255        1.26%****       1.26%****       6.07%****    1.24%****       1.24%****       6.08%****       8%
2007                   69,323        1.24            1.24            5.97         1.23            1.23            5.98            9
2006                   68,776        1.25            1.25            5.98         1.24            1.24            6.00           13
2005                   71,648        1.24            1.24            6.15         1.24            1.24            6.16           18
2004                   67,806        1.24            1.24            6.37         1.23            1.23            6.38           22
2003                   72,003        1.28            1.28            6.61         1.27            1.27            6.63           18

MASSACHUSETTS DIVIDEND
ADVANTAGE (NMB)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)                28,968        1.31****        1.31****        6.06****      .97****         .97****        6.40****        7
2007                   29,072        1.33            1.33            5.84          .95             .95            6.21            9
2006                   29,004        1.29            1.29            5.79          .83             .83            6.24           13
2005                   30,539        1.31            1.31            5.83          .86             .86            6.28           12
2004                   28,904        1.27            1.27            6.05          .81             .81            6.51           26
2003                   31,134        1.29            1.29            6.49          .83             .83            6.95            8
====================================================================================================================================

                                                      Floating Rate Obligations
                 Preferred Shares at End of Period         at End of Period
              --------------------------------------  -------------------------
                Aggregate   Liquidation                 Aggregate
                   Amount    and Market        Asset       Amount        Asset
              Outstanding         Value     Coverage  Outstanding     Coverage
                    (000)     Per Share    Per Share         (000)  Per $1,000
===============================================================================
MASSACHUSETTS PREMIUM INCOME (NMT)
-------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)           $34,000       $25,000      $75,923         $ --         $ --
2007               34,000        25,000       75,973           --           --
2006               34,000        25,000       75,571           --           --
2005               34,000        25,000       77,682           --           --
2004               34,000        25,000       74,857           --           --
2003               34,000        25,000       77,943           --           --

MASSACHUSETTS DIVIDEND ADVANTAGE (NMB)
-------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)            15,000        25,000       73,280           --           --
2007               15,000        25,000       73,453           --           --
2006               15,000        25,000       73,340           --           --
2005               15,000        25,000       75,899           --           --
2004               15,000        25,000       73,173           --           --
2003               15,000        25,000       76,891           --           --
===============================================================================

* Per share Distributions from Capital Gains to Preferred Shareholders and Distributions from Capital Gains to Common Shareholders round to less than $.01 per share.

** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period takes place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

     Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

***  After custodian fee credit and expense reimbursement, where applicable.

**** Annualized.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.

(b)  For the six months ended November 30, 2007.

                                 See accompanying notes to financial statements.


                                  84-85 spread

Financial
HIGHLIGHTS (continued) (Unaudited)

     Selected data for a Common share outstanding throughout each period:

                                                  Investment Operations                                Less Distributions
                              ----------------------------------------------------------------  --------------------------------
                                                       Distributions   Distributions
                                                            from Net            from                   Net
                   Beginning                              Investment         Capital            Investment     Capital
                      Common                     Net       Income to        Gains to             Income to    Gains to
                       Share         Net   Realized/       Preferred       Preferred                Common      Common
                   Net Asset  Investment  Unrealized          Share-          Share-                Share-      Share-
                       Value      Income  Gain (Loss)        holders+        holders+    Total     holders     holders     Total
====================================================================================================================================
INSURED MASSACHUSETTS
TAX-FREE ADVANTAGE (NGX)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)               $14.50        $.45      $  .10           $(.13)           $ --     $ .42       $(.32)       $ --     $(.32)
2007                   14.39         .90         .08            (.25)             --       .73        (.62)         --      (.62)
2006                   14.93         .90        (.53)           (.20)             --       .17        (.71)         --      (.71)
2005                   14.04         .92         .90            (.09)             --      1.73        (.84)         --      (.84)
2004                   15.25         .94       (1.22)           (.06)             --      (.34)       (.86)       (.01)     (.87)
2003(c)                14.33         .35        1.21            (.03)             --      1.53        (.37)         --      (.37)

MISSOURI PREMIUM
INCOME (NOM)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)                14.27         .44        (.20)           (.11)             --       .13        (.33)         --      (.33)
2007                   14.40         .90        (.08)           (.23)             --*      .59        (.72)         --*     (.72)
2006                   15.11         .92        (.51)           (.17)           (.01)      .23        (.84)       (.10)     (.94)
2005                   14.37         .94         .77            (.09)             --      1.62        (.88)         --      (.88)
2004                   15.40         .96       (1.05)           (.06)             --      (.15)       (.88)         --      (.88)
2003                   14.35         .97        1.02            (.07)             --      1.92        (.87)         --      (.87)
====================================================================================================================================
                                                               Total Returns
                                                           ---------------------
                           Offering                                       Based
                          Costs and    Ending                                on
                          Preferred    Common               Based        Common
                              Share     Share   Ending         on     Share Net
                       Underwriting     Asset   Market     Market         Asset
                          Discounts     Value    Value      Value*        Value*
================================================================================
INSURED MASSACHUSETTS
TAX-FREE ADVANTAGE (NGX)
--------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)                        $ --    $14.60   $13.98      (1.01)%        2.96%
2007                             --     14.50    14.45      12.49          5.12
2006                             --     14.39    13.43     (11.62)         1.20
2005                             --     14.93    15.94      20.95         12.62
2004                             --     14.04    13.90      (6.83)        (2.18)
2003(c)                        (.24)    15.25    15.78       7.69          9.07

MISSOURI PREMIUM
INCOME (NOM)
--------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)                          --     14.07    14.20     (12.25)          .92
2007                             --     14.27    16.56       5.98          4.17
2006                             --     14.40    16.35      (3.53)         1.57
2005                             --     15.11    17.90      24.38         11.54
2004                             --     14.37    15.15      (5.35)        (1.00)
2003                             --     15.40    16.87      15.39         13.75
================================================================================
                                                               Ratios/Supplemental Data
                   -----------------------------------------------------------------------------------------------------------------
                                          Ratios to Average Net Assets                Ratios to Average Net Assets
                                          Applicable to Common Shares                 Applicable to Common Shares
                                          Before Credit/Reimbursement                 After Credit/Reimbursement**
                                 ------------------------------------------  -------------------------------------------
                        Ending
                           Net
                        Assets
                    Applicable    Expenses       Expenses             Net     Expenses        Expenses             Net    Portfolio
                     to Common   Including      Excluding      Investment    Including       Excluding      Investment     Turnover
                   Shares (000)   Interest++(a)  Interest++(a)     Income++   Interest++(a)   Interest++(a)     Income++       Rate
====================================================================================================================================
INSURED MASSACHUSETTS
TAX-FREE ADVANTAGE (NGX)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)                $39,752        1.28%****      1.28%****       5.81%****     .78%****        .78%****       6.31%****       3%
2007                    39,458        1.28           1.28            5.67          .77             .77            6.17            6
2006                    39,179        1.29           1.29            5.66          .79             .79            6.16            5
2005                    40,611        1.27           1.27            5.83          .79             .79            6.31            2
2004                    38,121        1.28           1.28            5.94          .75             .75            6.46           97
2003(c)                 41,297        1.14****       1.14****        4.17****      .68****         .68****        4.64****       19

MISSOURI PREMIUM
INCOME (NOM)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)                 32,397        1.53****       1.29****        6.32****     1.51****        1.28****        6.34****        3
2007                    32,826        1.39           1.30            6.15         1.37            1.27            6.18           16
2006                    32,934        1.29           1.29            6.20         1.27            1.27            6.22            9
2005                    34,219        1.29           1.29            6.29         1.28            1.28            6.30           17
2004                    32,231        1.27           1.27            6.44         1.26            1.26            6.45           24
2003                    34,228        1.34           1.34            6.56         1.32            1.32            6.58           15
====================================================================================================================================

                                                      Floating Rate Obligations
                 Preferred Shares at End of Period         at End of Period
              --------------------------------------  -------------------------
                Aggregate   Liquidation                 Aggregate
                   Amount    and Market        Asset       Amount        Asset
              Outstanding         Value     Coverage  Outstanding     Coverage
                    (000)     Per Share    Per Share         (000)  Per $1,000
===============================================================================
INSURED MASSACHUSETTS TAX-FREE ADVANTAGE (NGX)
-------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)            20,500        25,000       73,478        $  --        $  --
2007               20,500        25,000       73,120           --           --
2006               20,500        25,000       72,779           --           --
2005               20,500        25,000       74,526           --           --
2004               20,500        25,000       71,489           --           --
2003(c)            20,500        25,000       75,362           --           --

MISSOURI PREMIUM INCOME (NOM)
-------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)            16,000        25,000       75,621        2,225       22,752
2007               16,000        25,000       76,291        1,975       25,722
2006               16,000        25,000       76,460           --           --
2005               16,000        25,000       78,468           --           --
2004               16,000        25,000       75,360           --           --
2003               16,000        25,000       78,481           --           --
===============================================================================

* Per share Distributions from Capital Gains to Preferred Shareholders and Distributions from Capital Gains to Common Shareholders round to less than $.01 per share.

** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period takes place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.
     Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

***  After custodian fee credit and expense reimbursement, where applicable.

**** Annualized.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.
(b)  For the six months ended November 30, 2007.

(c) For the period November 21, 2002 (commencement of operations) through May 31, 2003.

                                 See accompanying notes to financial statements.


                                  86-87 spread

Annual Investment
Management Agreement
        Approval PROCESS


The Board Members are responsible for overseeing the performance of the investment adviser to the Funds and determining whether to continue the advisory arrangements. At the annual review meeting held on May 21, 2007 (the "May Meeting"), the Board Members of the Funds, including the Independent Board Members, unanimously approved the continuance of the Investment Management Agreement between each Fund (each, a "Fund") and Nuveen Asset Management ("NAM"). The foregoing Investment Management Agreements with NAM are hereafter referred to as the "Original Investment Management Agreements."

Subsequent to the May Meeting, Nuveen Investments, Inc. ("Nuveen"), the parent company of NAM, entered into a merger agreement providing for the acquisition of Nuveen by Windy City Investments, Inc., a corporation formed by investors led by Madison Dearborn Partners, LLC ("MDP"), a private equity investment firm (the "Transaction"). Each Original Investment Management Agreement, as required by
Section 15 of the Investment Company Act of 1940 (the "1940 Act"), provides for its automatic termination in the event of its "assignment" (as defined in the 1940 Act). Any change in control of the adviser is deemed to be an assignment. The consummation of the Transaction will result in a change of control of NAM as well as its affiliated sub-advisers and therefore cause the automatic termination of each Original Investment Management Agreement, as required by the 1940 Act. Accordingly, in anticipation of the Transaction, at a meeting held on July 31, 2007 (the "July Meeting"), the Board Members, including the Independent Board Members, unanimously approved new Investment Management Agreements (the "New Investment Management Agreements") with NAM on behalf of each Fund to take effect immediately after the Transaction or shareholder approval of the new advisory contracts, whichever is later. The 1940 Act also requires that each New Investment Management Agreement be approved by the respective Fund's shareholders in order for it to become effective. Accordingly, to ensure continuity of advisory services, the Board Members, including the Independent Board Members, unanimously approved Interim Investment Management Agreements to take effect upon the closing of the Transaction if shareholders have not yet approved the New Investment Management Agreements.

Because the information provided and considerations made at the annual review continue to be relevant with respect to the evaluation of the New Investment Management Agreements, the Board considered the foregoing as part of its deliberations of the New Investment Management Agreements. Accordingly, as indicated, the discussions immediately below outline the materials and information presented to the Board in connection with the Board's prior annual review and the analysis undertaken and the conclusions reached by Board Members when determining to continue the Original Investment Management Agreements.

I. APPROVAL OF THE ORIGINAL INVESTMENT MANAGEMENT AGREEMENTS

During the course of the year, the Board received a wide variety of materials relating to the services provided by NAM and the performance of the Funds. At each of its quarterly meetings, the Board reviewed investment performance and various matters relating to the operations of the Funds and other Nuveen funds, including the compliance program, shareholder services, valuation, custody, distribution and other information relating to the nature, extent and quality of services provided by NAM. Between the regularly scheduled quarterly meetings, the Board Members received information on particular matters as the need arose.

In preparation for their considerations at the May Meeting, the Independent Board Members received extensive materials, well in advance of the meeting, which outlined or are related to, among other things:

[]   the nature, extent and quality of services provided by NAM;

[] the organization and business operations of NAM, including the responsibilities of various departments and key personnel;

[] each Fund's past performance as well as the Fund's performance compared to funds with similar investment objectives based on data and information provided by an independent third party and to customized benchmarks;

[] the profitability of Nuveen and certain industry profitability analyses for unaffiliated advisers;

[]   the expenses of Nuveen in providing the various services;

[] the advisory fees and total expense ratios of each Fund, including comparisons of such fees and expenses with those of comparable, unaffiliated funds based on information and data provided by an independent third party (the "Peer Universe") as well as compared to a subset of funds within the Peer Universe (the "Peer Group") of the respective Fund (as applicable);

[] the advisory fees NAM assesses to other types of investment products or clients;

[]   the soft dollar practices of NAM, if any; and

[] from independent legal counsel, a legal memorandum describing among other things, applicable laws, regulations and duties in reviewing and approving advisory contracts.

At the May Meeting, NAM made a presentation to, and responded to questions from, the Board. Prior to and after the presentations and reviewing the written materials, the Independent Board Members met privately with their legal counsel to review the Board's duties in reviewing advisory contracts and considering the renewal of the advisory contracts. The Independent Board Members, in consultation with independent counsel, reviewed the factors set out in judicial decisions and Securities and Exchange Commission ("SEC") directives relating to the renewal of advisory contracts. As outlined in more detail below, the Board Members considered all factors they believed relevant with respect to each Fund, including, but not limited to, the following: (a) the nature, extent and quality of the services to be provided by NAM; (b) the investment performance of the Fund and NAM; (c) the costs of the services to be provided and profits to be realized by Nuveen and its affiliates; (d) the extent to which economies of scale would be realized; and (e) whether fee levels reflect those economies of scale for the benefit of the Fund's investors. In addition, as noted, the Board Members met regularly throughout the year to oversee the Funds. In evaluating the Original Investment Management Agreements, the Board Members also relied upon their knowledge of NAM, its services and the Funds resulting from their meetings and other interactions throughout the year. It is with this background that the Board Members considered each Original Investment Management Agreement.

A. NATURE, EXTENT AND QUALITY OF SERVICES

In considering the renewal of the Original Investment Management Agreements, the Board Members considered the nature, extent and quality of NAM's services. The Board Members reviewed materials outlining, among other things, Nuveen's organization and business; the types of services that NAM or its affiliates provide and are expected to provide to the Funds; the performance record of the applicable Fund (as described in further detail below); and, any initiatives Nuveen had taken for the municipal fund product line. As noted, at the annual review, the Board Members were already familiar with the organization, operations and personnel of NAM due to the Board Members' experience in governing the respective Funds and working with NAM on matters relating to the Funds. With respect to personnel, the Board Members recognized NAM's investment in additional qualified personnel throughout the various groups in the organization and recommended to NAM that it continue to review staffing needs as necessary. In addition, the Board Members reviewed materials describing the current status and, in particular, the developments in 2006 with respect to NAM's investment process, investment strategies (including additional tools used in executing such strategies), personnel (including portfolio management and research teams), trading process, hedging activities, risk management operations (e.g., reviewing credit quality, duration limits, and derivatives use, as applicable), and investment operations (such as enhancements to trading procedures, pricing procedures, and client services). The Board Members recognized NAM's investment of resources and efforts to continue to enhance and refine its investment process.

In addition to advisory services, the Independent Board Members considered the quality of administrative and non-advisory services provided by NAM and noted that NAM and its affiliates provide the Funds with a wide variety of services and officers and other personnel as are necessary for the operations of the Funds, including:

ANNUAL INVESTMENT MANAGEMENT AGREEMENT
APPROVAL PROCESS (continued)


[]   product management;

[]   fund administration;

[]   oversight by shareholder services and other fund service providers;

[]   administration of Board relations;

[]   regulatory and portfolio compliance; and

[]   legal support.

As the Funds operate in a highly regulated industry and given the importance of compliance, the Board Members considered, in particular, Nuveen's compliance activities for the Funds and enhancements thereto. In this regard, the Board Members recognized the quality of Nuveen's compliance team. The Board Members further noted Nuveen's negotiations with other service providers and the corresponding reduction in certain service providers' fees at the May Meeting.

In addition to the foregoing services, the Board Members also noted the additional services that NAM or its affiliates provide to Nuveen's closed-end funds, including, in particular, its secondary market support activities. The Board Members recognized Nuveen's continued commitment to supporting the secondary market for the common shares of its closed-end funds through a variety of programs designed to raise investor and analyst awareness and understanding of closed-end funds. These efforts include:

[]   maintaining shareholder communications;

[]   providing advertising for the Nuveen closed-end funds;

[]   maintaining its closed-end fund website;

[]   maintaining continual contact with financial advisers;

[]   providing educational symposia;

[] conducting research with investors and financial analysis regarding closed-end funds; and

[]   evaluating secondary market performance.

With respect to the Nuveen closed-end funds that utilize leverage through the issuance of preferred shares ("Preferred Shares"), the Board Members noted Nuveen's continued support for the holders of Preferred Shares by, among other things:

[]   maintaining an in-house trading desk;

[]   maintaining a product manager for the Preferred Shares;

[]   developing distribution for Preferred Shares with new market participants;

[]   maintaining an orderly auction process;

[]   managing leverage and risk management of leverage; and

[] maintaining systems necessary to test compliance with rating agency criteria.

Based on their review, the Board Members found that, overall, the nature, extent and quality of services provided (and expected to be provided) to the respective Funds under the Original Investment Management Agreements were satisfactory.

B. THE INVESTMENT PERFORMANCE OF THE FUNDS AND NAM

At the May Meeting, the Board considered the investment performance for each Fund, including the Fund's historic performance as well as its performance compared to funds with similar investment objectives (the "Performance Peer Group") based on data provided by an independent third party (as described below). The Board Members also reviewed the respective Fund's portfolio level performance (which does not reflect fund level fees and expenses, and leverage) against customized benchmarks, described in further detail below.

In evaluating the performance information during the annual review at the May Meeting, in certain instances, the Board Members noted that the closest Performance Peer Group for a fund may not adequately reflect such fund's investment objectives and strategies, thereby limiting the usefulness of the comparisons of such fund's performance with that of the Performance Peer Group.

With respect to state-specific municipal funds, the Board Members also recognized that certain funds do not have a corresponding state-specific Performance Peer Group in which case their performance is measured against a more general municipal category for various states. With respect to municipal closed-end funds, funds that do not have corresponding state-specific Performance Peer Groups are from states other than New York, California, Florida, New Jersey, Michigan and Pennsylvania. However, with respect to funds based in Florida, New Jersey, Michigan and Pennsylvania, the peer group may be so small or the Nuveen funds may dominate the category to such an extent that performance information for such funds was also compared to the more general category for all states (other than New York and California).

The Board Members reviewed performance information including, among other things, total return information compared with the Fund's Performance Peer Group for the one-, three- and five-year periods (as applicable) ending December 31, 2006. The Board Members also reviewed the Fund's portfolio level performance (which does not reflect fund level fees and expenses, and leverage) compared to customized portfolio level benchmarks for the one- and three-year periods ending December 31, 2006 (as applicable). The analysis was used to assess the efficacy of investment decisions against appropriate measures of risk and total return, within specific market segments. This information supplemented the Fund performance information provided to the Board at each of its quarterly meetings. Based on their review, the Board Members determined that each Fund's investment performance over time had been satisfactory, subject to the following. With respect to various municipal closed-end funds, the Board Members noted relative total return underperformance in recent years compared to peers. The Board Members reviewed materials and discussed with NAM the factors contributing to the shift in performance including, among other things, the degree of risk undertaken by peers compared to the municipal closed-end funds (such as through the increased use of leverage or taking concentrated positions in high risk credits). In addition, the Board Members also considered a fund's dividend performance and the extent of any secondary market discounts. The Board Members noted NAM's efforts to evaluate the factors affecting performance and determine whether modification to a fund's investment strategy is necessary or appropriate, and concluded that they were satisfied with the steps being taken.

C. FEES, EXPENSES AND PROFITABILITY

     1. FEES AND EXPENSES

     During the annual review, in evaluating the management fees and expenses of a Fund, the Board reviewed, among other things, the Fund's advisory fees (net and gross management fees) and total expense ratios (before and after expense reimbursements and/or waivers) in absolute terms as well as comparisons to the gross management fees (before waivers), net management fees (after waivers) and total expense ratios (before and after waivers) of comparable funds in the Peer Universe and the Peer Group. In reviewing the fee schedule for a Fund, the Board Members considered the fund-level and complex-wide breakpoint schedules (described in further detail below) and any fee waivers and reimbursements provided by Nuveen (applicable, in particular, for certain funds launched since 1999). The Board Members further reviewed data regarding the construction of Peer Groups as well as the methods of measurement for the fee and expense analysis and the performance analysis. In certain cases, due to the small number of peers in the Peer Universe, the Peer Universe and Peer Group had significant overlap or even consisted entirely of the same unaffiliated funds. In reviewing the comparisons of fee and expense information, the Board Members recognized that in certain cases, the fund size relative to peers, the small size and odd composition of the Peer Group (including differences in objectives and strategies), expense anomalies, timing of information used or other factors impacting the comparisons thereby limited some of the usefulness of the comparative data. The Board Members also considered the differences in the use of leverage. Based on their review of the fee and expense information provided, the Board Members determined that each Fund's net total expense ratio was within an acceptable range compared to peers.

     2. COMPARISONS WITH THE FEES OF OTHER CLIENTS

     At the annual review, the Board Members further reviewed data comparing the advisory fees of NAM with fees NAM charges to other clients. With respect to municipal funds, such clients include NAM's municipal separately managed accounts. In general, the advisory fees charged for separate accounts are


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ANNUAL INVESTMENT MANAGEMENT AGREEMENT
APPROVAL PROCESS (continued)


     somewhat lower than the advisory fees assessed to the Funds. The Board Members considered the differences in the product types, including, but not limited to, the services provided, the structure and operations, product distribution and costs thereof, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Board Members noted, in particular, that the range of services provided to the Funds (as discussed above) is much more extensive than that provided to separately managed accounts. As described in further detail above, such additional services include, but are not limited to: product management, fund administration, oversight of third party service providers, administration of Board relations, and legal support. The Board Members noted that the Funds operate in a highly regulated industry requiring extensive compliance functions compared to other investment products. Given the inherent differences in the products, particularly the extensive services provided to the Funds, the Board Members believe such facts justify the different levels of fees.

     3. PROFITABILITY OF NUVEEN

     In conjunction with its review of fees, the Board Members also considered the profitability of Nuveen for its advisory activities (which incorporated Nuveen's wholly-owned affiliated sub-advisers) and its financial condition. At the annual review, the Board Members reviewed the revenues and expenses of Nuveen's advisory activities for the last three years, the allocation methodology used in preparing the profitability data as well as the 2006 Annual Report for Nuveen. The Board Members noted this information supplemented the profitability information requested and received during the year to help keep them apprised of developments affecting profitability (such as changes in fee waivers and expense reimbursement commitments). In this regard, the Board Members noted the enhanced dialogue and information regarding profitability with NAM during the year, including more frequent meetings and updates from Nuveen's corporate finance group. The Board Members also reviewed data comparing Nuveen's profitability with other fund sponsors prepared by three independent third party service providers as well as comparisons of the revenues, expenses and profit margins of various unaffiliated management firms with similar amounts of assets under management prepared by Nuveen.

     In reviewing profitability, the Board Members recognized the subjective nature of determining profitability which may be affected by numerous factors, including the allocation of expenses. Further, the Board Members recognized the difficulties in making comparisons as the profitability of other advisers generally is not publicly available and the profitability information that is available for certain advisers or management firms may not be representative of the industry and may be affected by, among other things, the adviser's particular business mix, capital costs, types of funds managed and expense allocations.

Notwithstanding the foregoing, the Board Members reviewed Nuveen's methodology and assumptions for allocating expenses across product lines to determine profitability. Last year, the Board Members also designated an Independent Board Member as a point person for the Board to review the methodology determinations during the year and any refinements thereto, which relevant information produced from such process was reported to the full Board. In reviewing profitability, the Board Members recognized Nuveen's increased investment in its fund business. Based on its review, the Board Members concluded that Nuveen's level of profitability for its advisory activities was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Board Members also considered other amounts paid to NAM by the Funds as well as any indirect benefits (such as soft dollar arrangements, if any) NAM and its affiliates receive, or are expected to receive, that are directly attributable to the management of the Funds, if any. See Section E below for additional information on indirect benefits NAM may receive as a result of its relationship with the Funds. Based on their review of the overall fee arrangements of each Fund, the Board Members determined that the advisory fees and expenses of the Funds were reasonable.

D. ECONOMIES OF SCALE AND WHETHER FEE LEVELS REFLECT THESE ECONOMIES OF SCALE

With respect to economies of scale, the Board Members recognized the potential benefits resulting from the costs of a Fund being spread over a larger asset base. To help ensure the shareholders share in these benefits, the Board Members reviewed and considered the breakpoints in the advisory fee schedules that reduce advisory fees. In addition to advisory fee breakpoints, the Board also approved a complex-wide fee


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arrangement in 2004. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex, including the Funds, are reduced as the assets in the fund complex reach certain levels. In evaluating the complex-wide fee arrangement, the Board Members noted that the last complex-wide asset level breakpoint for the complex-wide fee schedule was at $91 billion and that the Board Members anticipated further review and/or negotiations prior to the assets of the Nuveen complex reaching such threshold. Based on their review, the Board Members concluded that the breakpoint schedule and complex-wide fee arrangement were acceptable and desirable in providing benefits from economies of scale to shareholders, subject to further evaluation of the complex-wide fee schedule as assets in the complex increase. See Section II, Paragraph D - "Approval of the New Investment Management Agreements - Economies of Scale and Whether Fee Levels Reflect These Economies of Scale" for information regarding subsequent modifications to the complex-wide fee.

E. INDIRECT BENEFITS

In evaluating fees, the Board Members also considered any indirect benefits or profits NAM or its affiliates may receive as a result of its relationship with each Fund. With respect to closed-end funds, the Board Members considered the revenues received by affiliates of NAM for serving as agent at Nuveen's preferred trading desk and for serving as a co-manager in the initial public offering of new closed-end exchange traded funds.

In addition to the above, the Board Members considered whether NAM received any benefits from soft dollar arrangements whereby a portion of the commissions paid by a Fund for brokerage may be used to acquire research that may be useful to NAM in managing the assets of the Funds and other clients. With respect to NAM, the Board Members noted that NAM does not currently have any soft dollar arrangements; however, to the extent certain bona fide agency transactions that occur on markets that traditionally trade on a principal basis and riskless principal transactions are considered as generating "commissions," NAM intends to comply with the applicable safe harbor provisions.

Based on their review, the Board Members concluded that any indirect benefits received by NAM as a result of its relationship with the Funds were reasonable and within acceptable parameters.

F. OTHER CONSIDERATIONS

The Board Members did not identify any single factor discussed previously as all-important or controlling in their considerations to continue an advisory contract. The Board Members, including the Independent Board Members, unanimously concluded that the terms of the Original Investment Management Agreements are fair and reasonable, that NAM's fees are reasonable in light of the services provided to each Fund and that the renewal of the Original Investment Management Agreements be approved.

II. APPROVAL OF THE NEW INVESTMENT MANAGEMENT AGREEMENTS

Following the May Meeting, the Board Members were advised of the potential Transaction. As noted above, the completion of the Transaction would terminate each of the Original Investment Management Agreements. Accordingly, at the July Meeting, the Board of each Fund, including the Independent Board Members, unanimously approved the New Investment Management Agreements on behalf of the respective Funds. Leading up to the July Meeting, the Board Members had several meetings and deliberations with and without Nuveen management present, and with the advice of legal counsel, regarding the proposed Transaction as outlined below.

On June 8, 2007, the Board Members held a special telephonic meeting to discuss the proposed Transaction. At that meeting, the Board Members established a special ad hoc committee comprised solely of Independent Board Members to focus on the Transaction and to keep the Independent Board Members updated with developments regarding the Transaction. On June 15, 2007, the ad hoc committee discussed with representatives of NAM the Transaction and modifications to the complex-wide fee schedule that would generate additional fee savings at specified levels of complex-wide asset growth. Following the foregoing meetings and several subsequent telephonic conferences among Independent Board Members and independent counsel, and between Independent Board Members and representatives of Nuveen, the Board met on June 18, 2007 to further discuss the proposed Transaction. Immediately prior to and then again during the June 18, 2007 meeting, the Independent Board Members met privately with their independent legal counsel. At that meeting, the Board met with representatives of MDP, of Goldman Sachs,


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ANNUAL INVESTMENT MANAGEMENT AGREEMENT
APPROVAL PROCESS (continued)


Nuveen's financial adviser in the Transaction, and of the Nuveen Board to discuss, among other things, the history and structure of MDP, the terms of the proposed Transaction (including the financing terms), and MDP's general plans and intentions with respect to Nuveen (including with respect to management, employees, and future growth prospects). On July 9, 2007, the Board also met to be updated on the Transaction as part of a special telephonic Board meeting. The Board Members were further updated at a special in-person Board meeting held on July 19, 2007 (one Independent Board Member participated telephonically). Subsequently, on July 27, 2007, the ad hoc committee held a telephonic conference with representatives of Nuveen and MDP to further discuss, among other things, the Transaction, the financing of the Transaction, retention and incentive plans for key employees, the effect of regulatory restrictions on transactions with affiliates after the Transaction, and current volatile market conditions and their impact on the Transaction.

In connection with their review of the New Investment Management Agreements, the Independent Board Members, through their independent legal counsel, also requested in writing and received additional information regarding the proposed Transaction and its impact on the provision of services by NAM and its affiliates.

The Independent Board Members received, well in advance of the July Meeting, materials which outlined, among other things:

[] the structure and terms of the Transaction, including MDP's co-investor entities and their expected ownership interests, and the financing arrangements that will exist for Nuveen following the closing of the Transaction;

[]   the strategic plan for Nuveen following the Transaction;

[]   the governance structure for Nuveen following the Transaction;

[] any anticipated changes in the operations of the Nuveen funds following the Transaction, including changes to NAM's and Nuveen's day-to-day management, infrastructure and ability to provide advisory, distribution or other applicable services to the Funds;

[] any changes to senior management or key personnel who work on Fund related matters (including portfolio management, investment oversight, and legal/compliance) and any retention or incentive arrangements for such persons;

[] any anticipated effect on each Fund's expense ratio (including advisory fees) following the Transaction;

[] any benefits or undue burdens imposed on the Funds as a result of the Transaction;

[]   any legal issues for the Funds as a result of the Transaction;

[] the nature, quality and extent of services expected to be provided to the Funds following the Transaction, changes to any existing services and policies affecting the Funds, and cost-cutting efforts, if any, that may impact such services or policies;

[] any conflicts of interest that may arise for Nuveen or MDP with respect to the Funds;

[] the costs associated with obtaining necessary shareholder approvals and who would bear those costs; and

[] from legal counsel, a memorandum describing the applicable laws, regulations and duties in approving advisory contracts, including, in particular, with respect to a change of control.

Immediately preceding the July Meeting, representatives of MDP met with the Board to further respond to questions regarding the Transaction. After the meeting with MDP, the Independent Board Members met with independent legal counsel in executive session. At the July Meeting, Nuveen also made a presentation and responded to questions. Following the presentations and discussions of the materials presented to the Board, the Independent Board Members met again in executive session with their counsel. As outlined in more detail below, the Independent Board Members considered all factors they believed relevant with respect to each Fund, including the impact that the Transaction could be expected to have on the following: (a) the nature, extent and quality of services to be provided; (b) the investment performance of the Funds; (c) the costs of the services and profits to be realized by Nuveen and its affiliates;
(d) the extent to which


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

economies of scale would be realized; and (e) whether fee levels reflect those economies of scale for the benefit of investors. As noted above, the Board Members had completed their annual review of the respective Original Investment Management Agreements at the May Meeting and many of the factors considered at the annual review were applicable to their evaluation of the New Investment Management Agreements. Accordingly, in evaluating the New Investment Management Agreements, the Board Members relied upon their knowledge and experience with NAM and considered the information received and their evaluations and conclusions drawn at the annual review. While the Board reviewed many Nuveen funds at the July Meeting, the Independent Board Members evaluated all information available to them on a fund-by-fund basis, and their determinations were made separately in respect of each Fund.

A. NATURE, EXTENT AND QUALITY OF SERVICES

In evaluating the nature, quality and extent of the services expected to be provided by NAM under the New Investment Management Agreements, the Independent Board Members considered, among other things, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of NAM; the potential implications of regulatory restrictions on the Funds following the Transaction; the ability of NAM and its affiliates to perform their duties after the Transaction; and any anticipated changes to the current investment and other practices of the Funds.

The Board noted that the terms of each New Investment Management Agreement, including the fees payable thereunder, are substantially identical to those of the Original Investment Management Agreement relating to the same Fund (with both reflecting reductions to fee levels in the complex-wide fee schedule for complex-wide assets in excess of $80 billion that have an effective date of August 20, 2007). The Board considered that the services to be provided and the standard of care under the New Investment Management Agreements are the same as the Original Investment Management Agreements. The Board Members further noted that key personnel who have responsibility for the Funds in each area, including portfolio management, investment oversight, fund management, fund operations, product management, legal/compliance and board support functions, are expected to be the same following the Transaction. The Board Members considered and are familiar with the qualifications, skills and experience of such personnel. The Board also considered certain information regarding anticipated retention or incentive plans designed to retain key personnel. Further, the Board Members noted that no changes to Nuveen's infrastructure or operations as a result of the Transaction were anticipated other than potential enhancements as a result of an expected increase in the level of investment in such infrastructure and personnel. The Board noted MDP's representations that it does not plan to have a direct role in the management of Nuveen, appointing new management personnel, or directly impacting individual staffing decisions. The Board Members also noted that there were not any planned "cost cutting" measures that could be expected to reduce the nature, extent or quality of services. After consideration of the foregoing, the Board Members concluded that no diminution in the nature, quality and extent of services provided to the Funds and their shareholders is expected.

In addition to the above, the Board Members considered potential changes in the operations of each Fund. In this regard, the Board Members considered the potential effect of regulatory restrictions on the Funds' transactions with future affiliated persons. During their deliberations, it was noted that, after the Transaction, a subsidiary of Merrill Lynch is expected to have an ownership interest in Nuveen at a level that will make Merrill Lynch an affiliated person of Nuveen. The Board Members recognized that applicable law would generally prohibit the Funds from engaging in securities transactions with Merrill Lynch as principal, and would also impose restrictions on using Merrill Lynch for agency transactions. They recognized that having MDP and Merrill Lynch as affiliates may restrict the Nuveen funds' ability to invest in securities of issuers controlled by MDP or issued by Merrill Lynch and its affiliates even if not bought directly from MDP or Merrill Lynch as principal. They also recognized that various regulations may require the Nuveen funds to apply investment limitations on a combined basis with affiliates of Merrill Lynch. The Board Members considered information provided by NAM regarding the potential impact on the Nuveen funds' operations as a result of these regulatory restrictions. The Board Members considered, in particular, the Nuveen funds that may be impacted most by the restricted access to Merrill Lynch, including: municipal funds (particularly certain state-specific funds), senior loan funds, taxable fixed income funds, preferred security funds and funds that heavily use derivatives. The Board Members considered such funds' historic use of Merrill Lynch as principal in their transactions and information provided by NAM regarding the expected impact resulting from Merrill Lynch's affiliation with Nuveen and available measures that could be taken to minimize such


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ANNUAL INVESTMENT MANAGEMENT AGREEMENT
APPROVAL PROCESS (continued)


impact. NAM informed the Board Members that, although difficult to determine with certainty, its management did not believe that MDP's or Merrill Lynch's status as an affiliate of Nuveen would have a material adverse effect on any Nuveen fund's ability to pursue its investment objectives and policies.

In addition to the regulatory restrictions considered by the Board, the Board Members also considered potential conflicts of interest that could arise between the Nuveen funds and various parties to the Transaction and discussed possible ways of addressing such conflicts.

Based on its review along with its considerations regarding services at the annual review, the Board concluded that the Transaction was not expected to adversely affect the nature, quality or extent of services provided by NAM and that the expected nature, quality and extent of such services supported approval of the New Investment Management Agreements.

B. PERFORMANCE OF THE FUNDS

With respect to the performance of the Funds, the Board considered that the portfolio management personnel responsible for the management of the Funds' portfolios were expected to continue to manage the portfolios following the completion of the Transaction.

In addition, the Board Members recently reviewed Fund performance at the May Meeting, as described above, and determined that Fund performance was satisfactory or better, subject to the following. With respect to certain municipal closed-end funds with relative short-term underperformance, the Board Members concluded NAM was taking steps to evaluate the factors affecting performance and those steps would continue following the Transaction. Further, the investment policies and strategies were not expected to change as a result of the Transaction.

In light of the foregoing factors, along with the prior findings regarding performance at the annual review, the Board concluded that its findings with respect to performance supported approval of the New Investment Management Agreements.

C. FEES, EXPENSES AND PROFITABILITY

As described in more detail above, during the annual review, the Board Members considered, among other things, the management fees and expenses of the Funds, the breakpoint schedules, and comparisons of such fees and expenses with peers. At the annual review, the Board Members determined that the respective Fund's advisory fees and expenses were reasonable. In evaluating the costs of services to be provided by NAM under the New Investment Management Agreements and the profitability of Nuveen for its advisory activities, the Board Members considered their prior conclusions at the annual review and whether the management fees or other expenses would change as a result of the Transaction. As described above, the investment management fee is composed of two components--a fund-level component and complex-wide level component. The fee schedule under the New Investment Management Agreements to be paid to NAM is identical to that under the Original Investment Management Agreements, including the modified complex-wide fee schedule. As noted above, the Board recently approved a modified complex-wide fee schedule that would generate additional fee savings on complex-wide assets above $80 billion. The modifications have an effective date of August 20, 2007 and are part of the Original Investment Management Agreements. Accordingly, the terms of the complex-wide component under the New Investment Management Agreements are the same as under the Original Investment Management Agreements. The Board Members also noted that Nuveen has committed for a period of two years from the date of closing of the Transaction that it will not increase gross management fees for any Nuveen fund and will not reduce voluntary expense reimbursement levels for any Nuveen fund from their currently scheduled prospective levels. Based on the information provided, the Board Members did not expect that overall Fund expenses would increase as a result of the Transaction.

In addition, the Board Members considered that additional fund launches were anticipated after the Transaction which would result in an increase in total assets under management in the complex and a corresponding decrease in overall management fees under the complex-wide fee schedule. Taking into consideration the Board's prior evaluation of fees and expenses at the annual renewal, and the modification to the complex-wide fee schedule, the Board determined that the management fees and expenses were reasonable.

While it is difficult to predict with any degree of certainty the impact of the Transaction on Nuveen's profitability, at the recent annual review, the Board Members were satisfied that Nuveen's level of profitability for its advisory activities was reasonable. During the year, the Board Members had noted the enhanced dialogue regarding profitability and the appointment of an Independent Board Member as a point person to review methodology determinations and refinements in calculating profitability. Given their considerations at the annual review and the modifications to the complex-wide fee schedule, the Board Members were satisfied that Nuveen's level of profitability for its advisory activities continues to be reasonable.

D. ECONOMIES OF SCALE AND WHETHER FEE LEVELS REFLECT THESE ECONOMIES OF SCALE

The Board Members have been cognizant of economies of scale and the potential benefits resulting from the costs of a Fund being spread over a larger asset base. To help ensure that shareholders share in the benefits derived from economies of scale, the Board adopted the complex-wide fee arrangement in 2004. At the May Meeting, the Board Members reviewed the complex-wide fee arrangements and noted that additional negotiations may be necessary or appropriate as the assets in the complex approached the $91 billion threshold. In light of this assessment coupled with the upcoming Transaction, at the June 15, 2007 meeting, the ad hoc committee met with representatives of Nuveen to further discuss modifications to the complex-wide fee schedule that would generate additional savings for shareholders as the assets of the complex grow. The proposed terms for the complex-wide fee schedule are expressed in terms of targeted cumulative savings at specified levels of complex-wide assets, rather than in terms of targeted marginal complex-wide fee rates. Under the modified schedule, the schedule would generate additional fee savings beginning at complex-wide assets of $80 billion in order to achieve targeted cumulative annual savings at $91 billion of $28 million on a complex-wide level (approximately $0.6 million higher than those generated under the then current schedule) and generate additional fee savings for asset growth above complex-wide assets of $91 billion in order to achieve targeted annual savings at $125 billion of assets of approximately $50 million on a complex-wide level (approximately $2.2 million higher annually than that generated under the then current schedule). At the July Meeting, the Board approved the modified complex-wide fee schedule for the Original Investment Management Agreements and these same terms will apply to the New Investment Management Agreements. Accordingly, the Board Members believe that the breakpoint schedules and revised complex-wide fee schedule are appropriate and desirable in ensuring that shareholders participate in the benefits derived from economies of scale.

E. INDIRECT BENEFITS

During their recent annual review, the Board Members considered any indirect benefits that NAM may receive as a result of its relationship with the Funds, as described above. As the policies and operations of Nuveen are not anticipated to change significantly after the Transaction, such indirect benefits should remain after the Transaction. The Board Members further considered any additional indirect benefits to be received by NAM or its affiliates after the Transaction. The Board Members noted that other than benefits from its ownership interest in Nuveen and indirect benefits from fee revenues paid by the Funds under the management agreements and other Board-approved relationships, it was currently not expected that MDP or its affiliates would derive any benefit from the Funds as a result of the Transaction or transact any business with or on behalf of the Funds (other than perhaps potential Fund acquisitions, in secondary market transactions, of securities issued by MDP portfolio companies); or that Merrill Lynch or its affiliates would derive any benefits from the Funds as a result of the Transaction (noting that, indeed, Merrill Lynch would stand to experience the discontinuation of principal transaction activity with the Nuveen funds and likely would experience a noticeable reduction in the volume of agency transactions with the Nuveen funds).


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ANNUAL INVESTMENT MANAGEMENT AGREEMENT
APPROVAL PROCESS (continued)


F. OTHER CONSIDERATIONS

In addition to the factors above, the Board Members also considered the following with respect to the Funds:

[]   Nuveen would rely on the provisions of Section 15(f) of the 1940 Act.
     Section 15(f) provides, in substance, that when a sale of a controlling interest in an investment adviser occurs, the investment adviser or any of its affiliated persons may receive any amount or benefit in connection with the sale so long as (i) during the three-year period following the consummation of a transaction, at least 75% of the investment company's board of directors must not be "interested persons" (as defined in the 1940
     Act) of the investment adviser or predecessor adviser and (ii) an "unfair burden" (as defined in the 1940 Act, including any interpretations or no-action letters of the SEC) must not be imposed on the investment company as a result of the transaction relating to the sale of such interest, or any express or implied terms, conditions or understanding applicable thereto. In this regard, to help ensure that an unfair burden is not imposed on the Nuveen funds, Nuveen has committed for a period of two years from the date of the closing of the Transaction (i) not to increase gross management fees for any Nuveen fund; (ii) not to reduce voluntary expense reimbursement levels for any Nuveen fund from their currently scheduled prospective levels during that period; (iii) that no Nuveen fund whose portfolio is managed by a Nuveen affiliate shall use Merrill Lynch as a broker with respect to portfolio transactions done on an agency basis, except as may be approved in the future by the Compliance Committee of the Board; and (iv) that NAM shall not cause the Funds and other municipal funds that NAM manages, as a whole, to enter into portfolio transactions with or through the other minority owners of Nuveen, on either a principal or an agency basis, to a significantly greater extent than both what one would expect an investment team to use such firm in the normal course of business, and what NAM has historically done, without prior Board or Compliance Committee approval (excluding the impact of proportionally increasing the use of such other "minority owners" to fill the void necessitated by not being able to use Merrill Lynch).

[] The Funds would not incur any costs in seeking the necessary shareholder approvals for the New Investment Management Agreements (except for any costs attributed to seeking shareholder approvals of Fund specific matters unrelated to the Transaction, such as approval of Board Members, in which case a portion of such costs will be borne by the applicable Funds).

[]   The reputation, financial strength and resources of MDP.

[] The long-term investment philosophy of MDP and anticipated plans to grow Nuveen's business to the benefit of the Nuveen funds.

[]   The benefits to the Nuveen funds as a result of the Transaction including:
     (i) as a private company, Nuveen may have more flexibility in making additional investments in its business; (ii) as a private company, Nuveen may be better able to structure compensation packages to attract and retain talented personnel; (iii) as certain of Nuveen's distribution partners are expected to be equity or debt investors in Nuveen, Nuveen may be able to take advantage of new or enhanced distribution arrangements with such partners; and (iv) MDP's experience, capabilities and resources that may help Nuveen identify and acquire investment teams or firms and finance such acquisitions.

[] The historic premium and discount levels at which the shares of the Nuveen funds have traded at specified dates with particular focus on the premiums and discounts after the announcement of the Transaction, taking into consideration recent volatile market conditions and steps or initiatives considered or undertaken by NAM to address discount levels.


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G. CONCLUSION

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, unanimously concluded that the terms of the New Investment Management Agreements are fair and reasonable, that the fees therein are reasonable in light of the services to be provided to each Fund and that the New Investment Management Agreements should be approved and recommended to shareholders.

III. APPROVAL OF INTERIM CONTRACTS

As noted above, at the July Meeting, the Board Members, including the Independent Board Members, unanimously approved the Interim Investment Management Agreements. If necessary to assure continuity of advisory services, the Interim Investment Management Agreements will take effect upon the closing of the Transaction if shareholders have not yet approved the New Investment Management Agreements. The terms of each Interim Investment Management Agreement are substantially identical to those of the corresponding Original Investment Management Agreement and New Investment Management Agreement, respectively, except for certain term and escrow provisions. In light of the foregoing, the Board Members, including the Independent Board Members, unanimously determined that the scope and quality of services to be provided to the Funds under the respective Interim Investment Management Agreement are at least equivalent to the scope and quality of services provided under the applicable Original Investment Management Agreement.

Reinvest Automatically
 EASILY and CONVENIENTLY


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NUVEEN CLOSED-END FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or
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By choosing to reinvest, you'll be able to invest money regularly and
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It is important to note that an automatic reinvestment plan does not ensure a
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EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement
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HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value on the last business day immediately prior to the purchase date. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Glossary of
TERMS USED in this REPORT


[] AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

[] AVERAGE EFFECTIVE MATURITY: The average of the number of years to maturity of the bonds in a Fund's portfolio, computed by weighting each bond's time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio's residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

[] INVERSE FLOATERS: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond's par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an "inverse floater") to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond's downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond's value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

[] LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

[] MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

[] NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

[] TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

[] ZERO COUPON BOND: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Other Useful INFORMATION


QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the twelve-month period ended June 30, 2007, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund's Chief Executive Officer has submitted to the Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Investment Policy Changes

In May 2007, the Funds' Board of Trustees voted to permit the Funds' to make loans from Fund assets to certain bond issuers. The amounts of these loans are subject to strict limits. This policy is designed to enhance the Funds' ability to meet their Funds'investment objectives by providing for increased portfolio management flexibility, greater diversification potential, and opportunities for increased capital appreciation over time.


Board of Trustees
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Carole E. Stone

Fund Manager
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

Custodian
State Street Bank & Trust Company
Boston, MA

Transfer Agent and
Shareholder Services
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm
Ernst & Young LLP
Chicago, IL

Each Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments:
-------------------

SERVING INVESTORS FOR GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.


We offer many different investing solutions for our clients' different needs.

Managing $170 billion in assets, as of September 30, 2007, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; Symphony, a leading institutional manager of market-neutral alternative investment portfolios; Santa Barbara, a leader in growth equities; and Tradewinds, a leader in global equities.


Find out how we can help you reach your financial goals.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.


Learn more about Nuveen Funds at:           www.nuveen.com/etf

                                            Share prices
                                            Fund details
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                                            Investor education
                                            Interactive planning tools

                                                                     ESA-B-1107D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Massachusetts Premium Income Municipal Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Kevin J. McCarthy
                         ----------------------------------------------
                          Kevin J. McCarthy
                          (Vice President and Secretary)

Date: February 8, 2008
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: February 8, 2008
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: February 8, 2008
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.